STATEMENT OF ADDITIONAL INFORMATION


                                  DEC. 30, 2005


AXP(R) California Tax-Exempt Trust
  RiverSource(SM) California Tax-Exempt Fund
AXP Dimensions Series, Inc.
  RiverSource(SM) New Dimensions Fund(R)
AXP Discovery Series, Inc.
  RiverSource Core Bond Fund
  RiverSource Discovery Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities Fund
  RiverSource Limited Duration Bond Fund
AXP Equity Series, Inc.
  RiverSource Mid Cap Growth Fund
AXP Fixed Income Series, Inc.
  RiverSource Diversified Bond Fund
AXP Global Series, Inc.
  RiverSource Emerging Markets Fund
  RiverSource Global Balanced Fund
  RiverSource Global Bond Fund
  RiverSource Global Equity Fund
  RiverSource Global Technology Fund
AXP Government Income Series, Inc.
  RiverSource Short Duration U.S. Government Fund
  RiverSource U.S. Government Mortgage Fund
AXP Growth Series, Inc.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
AXP High Yield Income Series, Inc.
  RiverSource High Yield Bond Fund
AXP High Yield Tax-Exempt Series, Inc.
  RiverSource Tax-Exempt High Income Fund
AXP Income Series, Inc.
  RiverSource Selective Fund
AXP International Series, Inc.
  RiverSource European Equity Fund
  RiverSource International Opportunity Fund
AXP Investment Series, Inc.
  RiverSource Balanced Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
AXP Managed Series, Inc.
  RiverSource Strategic Allocation Fund
AXP Market Advantage Series, Inc.
  RiverSource Portfolio Builder Aggressive Fund
  RiverSource Portfolio Builder Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Moderate Aggressive Fund
  RiverSource Portfolio Builder Moderate Conservative Fund
  RiverSource Portfolio Builder Total Equity Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
AXP Money Market Series, Inc.
  RiverSource Cash Management Fund
AXP Partners International Series, Inc.
  RiverSource International Aggressive Growth Fund
  RiverSource International Equity Fund
  RiverSource International Select Value Fund
  RiverSource International Small Cap Fund
AXP Partners Series, Inc.
  RiverSource Aggressive Growth Fund
  RiverSource Fundamental Growth Fund
  RiverSource Fundamental Value Fund
  RiverSource Select Value Fund
  RiverSource Small Cap Equity Fund
  RiverSource Small Cap Value Fund
  RiverSource Value Fund
AXP Sector Series, Inc.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
AXP Selected Series, Inc.
  RiverSource Precious Metals Fund
AXP Special Tax-Exempt Series Trust
  RiverSource Insured Tax-Exempt Fund
  RiverSource Massachusetts Tax-Exempt Fund
  RiverSource Michigan Tax-Exempt Fund
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
  RiverSource Ohio Tax-Exempt Fund
AXP Stock Series, Inc.
  RiverSource Stock Fund
AXP Strategy Series, Inc.
  RiverSource Equity Value Fund
  RiverSource Small Cap Advantage Fund
  RiverSource Small Cap Growth Fund
  RiverSource Strategy Aggressive Fund
AXP Tax-Exempt Series, Inc.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund
AXP Tax-Free Money Series, Inc.
  RiverSource Tax-Exempt Money Market Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current prospectus that may be obtained, without charge, from your financial advisor, investment professional, or by writing to RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. The current prospectus for each of the funds also is incorporated in this SAI by reference.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.

TABLE OF CONTENTS

Mutual Fund Checklist                                                       p. 4
Fundamental and Nonfundamental Investment Policies                          p. 7
Investment Strategies and Types of Investments                             p. 18
Information Regarding Risks and Investment Strategies                      p. 19
Securities Transactions                                                    p. 44
Brokerage Commissions Paid to Brokers Affiliated with the
  Investment Manager                                                       p. 56
Valuing Fund Shares                                                        p. 59
Portfolio Holdings Disclosure                                              p. 68
Proxy Voting                                                               p. 70
Investing in a Fund                                                        p. 71
Selling Shares                                                             p. 76
Pay-out Plans                                                              p. 77
Capital Loss Carryover                                                     p. 78
Taxes                                                                      p. 80
Agreements                                                                 p. 85

Organizational Information                                                p. 149
Board Members and Officers                                                p. 153
Control Persons and Principal Holders of Securities                       p. 164
Independent Registered Public Accounting Firm                             p. 174
Appendix A: Description of Ratings                                        p. 175
Appendix B: State Risk Factors                                            p. 181
Appendix C: Insured Tax-Exempt Fund                                       p. 182
Appendix D: Additional Information about the S&P 500 Index                p. 184


Statement of Additional Information - Dec. 30, 2005                       Page 2

LIST OF TABLES

1.    Fund Fiscal Year Ends and Investment Categories                          5
1A.   Master/Feeder Funds                                                      6
2.    Fundamental Policies                                                     7
3.    Nonfundamental Policies                                                 12
4.    Investment Strategies and Types of Investments                          18
5.    Total Brokerage Commissions                                             46
6.    Brokerage Directed for Research and Turnover Rates                      48
7.    Securities of Regular Brokers or Dealers                                50
8.    Brokerage Commissions Paid to Investment Manager or Affiliates          56
9.    Valuing Fund Shares                                                     59
10.   Class A Sales Charge                                                    71
11.   Public Offering Price                                                   72
12.   Capital Loss Carryover                                                  78
13.   Corporate Deduction and Qualified Dividend Income                       82
14.   Investment Management Services Agreement Fee Schedule                   85
15.   Lipper Indexes                                                          90
16.   Performance Incentive Adjustment Calculation                            91
17.   Management Fees and Nonadvisory Expenses                                92
18.   Subadvisers and Subadvisory Agreement Fee Schedules                     94
19.   Subadvisory Fees                                                        97
20.   Portfolio Managers                                                      99

21.   Administrative Services Agreement Fee Schedule                         139
22.   Administrative Fees                                                    141
23.   Sales Charges Paid to Distributor                                      144
24.   12b-1 Fees                                                             147
25.   Fund History Table for All Publicly Offered RiverSource Funds          150
26.   Board Members                                                          153
27.   Fund Officers                                                          154
28.   Committee Meetings                                                     155
29.   Board Member Holdings -- All Funds                                     156
30.   Board Member Holdings -- Individual Funds                              156
31.   Board Member Compensation -- All Funds                                 159
32.   Board Member Compensation -- Individual Funds                          159
32A.  Board Member Compensation -- Master Portfolios                         163
33.   Control Persons and Principal Holders of Securities                    164


Statement of Additional Information - Dec. 30, 2005                       Page 3

MUTUAL FUND CHECKLIST

   - Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
   - Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
   -  A higher rate of return typically involves a higher risk of loss.
   -  Past performance is not a reliable indicator of future performance.
   -  ALL mutual funds have costs that lower investment return.
   - You can buy some mutual funds by contacting them directly. Others, like these, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
   - Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

DEVELOP A FINANCIAL PLAN
Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your financial advisor or investment professional at least once a year or more frequently if your circumstances change.

DOLLAR-COST AVERAGING
An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

REGULAR            MARKET PRICE             SHARES
INVESTMENT         OF A SHARE               ACQUIRED
------------------------------------------------------------
$100                  $ 6.00                  16.7
 100                    4.00                  25.0
 100                    4.00                  25.0
 100                    6.00                  16.7
 100                    5.00                  20.0
------------------------------------------------------------
$500                  $25.00                 103.4

AVERAGE MARKET PRICE OF A SHARE OVER 5 PERIODS:      $5.00 ($25.00 DIVIDED BY 5)
THE AVERAGE PRICE YOU PAID FOR EACH SHARE:           $4.84 ($500 DIVIDED BY 103.4)

DIVERSIFY
Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

UNDERSTAND YOUR INVESTMENT
Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

Statement of Additional Information - Dec. 30, 2005                       Page 4

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES

                            FUND                        FISCAL YEAR END      FUND INVESTMENT CATEGORY
          -------------------------------------------------------------------------------------------
          Aggressive Growth                         May 31                   Equity

          Balanced                                  September 30             Balanced

          California Tax-Exempt                     June 30                  State tax-exempt bond

          Cash Management                           July 31                  Taxable money market

          Core Bond                                 July 31                  Taxable bond

          Disciplined Equity                        July 31                  Equity

          Discovery                                 July 31                  Equity

          Diversified Bond                          August 31                Taxable bond

          Diversified Equity Income                 September 30             Equity

          Dividend Opportunity                      June 30                  Equity

          Emerging Markets                          October 31               Equity

          Equity Value                              March 31                 Equity

          European Equity                           October 31               Equity

          Fundamental Growth                        May 31                   Equity

          Fundamental Value                         May 31                   Equity

          Global Balanced                           October 31               Balanced

          Global Bond                               October 31               Taxable bond

          Global Equity                             October 31               Equity

          Global Technology                         October 31               Equity

          Growth                                    July 31                  Equity

          High Yield Bond                           May 31                   Taxable bond

          Income Opportunities                      July 31                  Taxable bond

          Inflation Protected Securities            July 31                  Taxable bond

          Insured Tax-Exempt                        June 30                  Tax-exempt bond

          Intermediate Tax-Exempt                   November 30              Tax-exempt bond

          International Aggressive Growth           October 31               Equity

          International Equity                      October 31               Equity

          International Opportunity                 October 31               Equity

          International Select Value                October 31               Equity

          International Small Cap                   October 31               Equity

          Large Cap Equity                          July 31                  Equity

          Large Cap Value                           July 31                  Equity

          Limited Duration Bond                     July 31                  Taxable bond

          Massachusetts Tax-Exempt                  June 30                  State tax-exempt bond

          Michigan Tax-Exempt                       June 30                  State tax-exempt bond

          Mid Cap Growth                            November 30              Equity

          Mid Cap Value                             September 30             Equity

          Minnesota Tax-Exempt                      June 30                  State tax-exempt bond

          New Dimensions                            July 31                  Equity

          New York Tax-Exempt                       June 30                  State tax-exempt bond

          Ohio Tax-Exempt                           June 30                  State tax-exempt bond

          Portfolio Builder Aggressive              January 31               Funds-of-funds - equity

          Portfolio Builder Conservative            January 31               Funds-of-funds - bond

          Portfolio Builder Moderate                January 31               Funds-of-funds - equity

          Portfolio Builder Moderate Aggressive     January 31               Funds-of-funds - equity

          Portfolio Builder Moderate Conservative   January 31               Funds-of-funds - bond

          Portfolio Builder Total Equity            January 31               Funds-of-funds - equity

Statement of Additional Information - Dec. 30, 2005                       Page 5

                            FUND                        FISCAL YEAR END      FUND INVESTMENT CATEGORY
          -------------------------------------------------------------------------------------------
          Precious Metals                           March 31                 Equity

          Real Estate                               June 30                  Equity

          S&P 500 Index                             January 31               Equity

          Select Value                              May 31                   Equity

          Selective                                 May 31                   Taxable bond

          Short Duration U.S. Government            May 31                   Taxable bond

          Small Cap Advantage                       March 31                 Equity

          Small Cap Equity                          May 31                   Equity

          Small Cap Growth                          March 31                 Equity

          Small Cap Value                           May 31                   Equity

          Small Company Index                       January 31               Equity

          Stock                                     September 30             Equity

          Strategic Allocation                      September 30             Balanced

          Strategy Aggressive                       March 31                 Equity

          Tax-Exempt Bond                           November 30              Tax-exempt bond

          Tax-Exempt High Income                    November 30              Tax-exempt bond

          Tax-Exempt Money Market                   December 31              Tax-exempt money market

          U.S. Government Mortgage                  May 31                   Taxable bond

          Value                                     May 31                   Equity

MASTER/FEEDER FUNDS
Each fund listed in the following table pursues its investment objective by investing all of its assets in a separate investment company (a portfolio) as shown in the table, rather than investing directly in and managing its own portfolio of securities. The portfolio has the same investment objectives, policies, and restrictions as the fund. References in this SAI, where applicable, refer to the fund and portfolio, collectively; to the fund, singularly; or to the portfolio, singularly.

The Board of each feeder fund has determined that it is in the best interests of shareholders to withdraw the fund's assets from the master/feeder structure. The necessary steps to finalize the withdrawal are expected to be completed in late 2005 or early 2006. After that date, each feeder fund will invest directly in and manage its own portfolio of securities rather than investing in a master portfolio. RiverSource Investments, the investment manager to the master portfolio, will continue to serve as investment manager to the fund under the same terms and conditions.

                          TABLE 1A. MASTER/FEEDER FUNDS


               FEEDER FUND                          MASTER PORTFOLIO
               -------------------------------------------------------------
               Balanced                             Balanced

               New Dimensions                       Growth Trends

               Selective                            Quality Income

               Stock                                Equity

               Strategic Allocation                 Total Return


Statement of Additional Information - Dec. 30, 2005                       Page 6

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES
Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fundamental policies that are in addition to any fundamental policy described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:

                     A        B       C          D           E          F          G
                --------------------------------------------------------------------------
                            MAKE    BUY OR                 LEND       ISSUE     BUY MORE
                   ACT AS   CASH  SELL REAL BUY OR SELL    FUND      SENIOR     THAN 10%
     FUND       UNDERWRITER LOANS   ESTATE  COMMODITIES SECURITIES SECURITIES OF AN ISSUER
------------------------------------------------------------------------------------------
Aggressive           A1       B1      C1         D1         E1         F1           G1
Growth

Balanced             A1       B1      C1         D1         E1                      G2

California           A1       B1      C1         D1         E1
Tax-Exempt

Cash Management      A1               C3         C3         E1

Core Bond            A1       B1      C1         D1         E1         F1           G1

Disciplined          A1       B1      C1         D1         E1         F1           G1
Equity

Discovery            A1       B1      C1         D1         E1                      G2

Diversified          A1       B1      C1         D1         E1                      G2
Bond

Diversified          A1       B1      C1         D1         E1                      G2
Equity Income

Dividend             A1       B1      C1         D1         E1                      G2
Opportunity

Emerging             A1       B1      C1         D1         E1         F1           G2
Markets

Equity Value         A1       B1      C1         D1         E1         F1           G2

European Equity      A1       B1      C1         D1         E1         F1

Fundamental          A1       B1      C1         D1         E1         F1           G1
Growth

Fundamental          A1       B1      C1         D3         E1         F1           G1
Value

Global Balanced      A1       B1      C1         D1         E1         F1           G2

Global Bond          A1       B1      C1         D1         E1         F1           G2

                     H        I         J        K          L            M           N
                --------------------------------------------------------------------------
                INVEST MORE        CONCENTRATE            BUY ON        BUY       INVEST
                THAN 5% IN  BORROW IN ANY ONE   LOAN     MARGIN OR     STOCKS,   LESS THAN
     FUND        AN ISSUER  MONEY   INDUSTRY   ASSETS SELL SHORT (i) BONDS, ETC.    80%
------------------------------------------------------------------------------------------
Aggressive           H1       I1        J1
Growth

Balanced             H2       I3        J1       K1

California                    I3                 K1                                  N1
Tax-Exempt

Cash Management      H3       I3                            L2            M1

Core Bond            H2       I2        J1

Disciplined          H1       I1        J1       K1
Equity

Discovery            H2      I3(v)      J1       K1

Diversified          H2       I3        J1
Bond

Diversified          H2       I3        J1
Equity Income

Dividend             H2       I3
Opportunity

Emerging             H2       I3        J1       K1
Markets

Equity Value         H2       I3        J1       K1

European Equity               I3        J1       K1

Fundamental          H1       I1        J1
Growth

Fundamental          H1       I1        J1
Value

Global Balanced      H2       I3        J1       K1

Global Bond                   I3        J1       K1

Statement of Additional Information - Dec. 30, 2005                       Page 7

                     A        B       C          D           E          F          G
                --------------------------------------------------------------------------
                            MAKE    BUY OR                 LEND       ISSUE     BUY MORE
                   ACT AS   CASH  SELL REAL BUY OR SELL    FUND      SENIOR     THAN 10%
     FUND       UNDERWRITER LOANS   ESTATE  COMMODITIES SECURITIES SECURITIES OF AN ISSUER
------------------------------------------------------------------------------------------
Global Equity        A1       B1      C1         D1         E1         F1           G2

Global               A1       B1      C1         D1         E1         F1
Technology

Growth               A1       B1      C1         D1         E1                      G2

High Yield Bond      A1       B1      C1         D1         E1         F1           G2

Income               A1       B1      C1         D1         E1         F1           G1
Opportunities

Inflation            A1       B1      C1         D1         E1         F1
Protected
Securities

Insured              A1       B1      C1         D1         E1
Tax-Exempt

Intermediate         A1       B1      C1         D1         E1
Tax-Exempt

International        A1       B1      C1         D3         E1         F1           G1
Aggressive
Growth

International        A1       B1      C1         D3         E1         F1           G1
Equity

International        A1       B1      C1         D1         E1         F1           G2
Opportunity

International        A1       B1      C1         D3         E1         F1           G1
Select Value

International        A1       B1      C1         D3         E1         F1           G1
Small Cap

Large Cap            A1       B1      C1         D1         E1         F1           G1
Equity

Large Cap Value      A1       B1      C1         D3         E1         F1           G1

Limited              A1       B1      C1         D1         E1         F1           G1
Duration Bond

Massachusetts        A1       B1      C1         D1         E1
Tax-Exempt

Michigan             A1       B1      C1         D1         E1
Tax-Exempt

Mid Cap Growth       A1       B1      C1         D1         E1                      G2

Mid Cap Value        A1       B1      C1         D1         E1         F1           G1

Minnesota            A1       B1      C1         D1         E1
Tax-Exempt

New Dimensions       A1       B1      C1         D1         E1                      G2

New York             A1       B1      C1         D1         E1
Tax-Exempt

Ohio                 A1       B1      C1         D1         E1
Tax-Exempt

Portfolio            A1       B1      C1         D1         E1         F1
Builder
Aggressive

Portfolio            A1       B1      C1         D1         E1         F1
Builder
Conservative

Portfolio            A1       B1      C1         D1         E1         F1
Builder
Moderate

Portfolio            A1       B1      C1         D1         E1         F1
Builder
Moderate
Aggressive

Portfolio            A1       B1      C1         D1         E1         F1
Builder
Moderate
Conservative

                     H        I         J        K          L            M           N
                --------------------------------------------------------------------------
                INVEST MORE        CONCENTRATE            BUY ON        BUY       INVEST
                THAN 5% IN  BORROW IN ANY ONE   LOAN     MARGIN OR     STOCKS,   LESS THAN
     FUND        AN ISSUER  MONEY   INDUSTRY   ASSETS SELL SHORT (i) BONDS, ETC.    80%
------------------------------------------------------------------------------------------
Global Equity        H2       I3        J1       K1

Global                        I3                 K1
Technology

Growth               H2       I3        J1       K1

High Yield Bond      H2       I3        J1

Income               H2       I2        J1
Opportunities

Inflation                     I2        J1
Protected
Securities

Insured              H2       I3                 K1                                  N3
Tax-Exempt

Intermediate       H2(ii)     I3                                                   N4(iii)
Tax-Exempt

International        H1       I1        J1       K1
Aggressive
Growth

International        H1       I1        J1       K1
Equity

International        H2       I3        J1       K1
Opportunity

International        H1       I1        J1       K1
Select Value

International        H1       I1        J1       K1
Small Cap

Large Cap            H2       I2        J1
Equity

Large Cap Value      H1       I2        J1

Limited              H2       I2        J1
Duration Bond

Massachusetts                 I3                 K1                                  N1
Tax-Exempt

Michigan                      I3                 K1                                  N1
Tax-Exempt

Mid Cap Growth       H2       I3        J1

Mid Cap Value        H2       I2        J1

Minnesota                     I3                 K1                                  N1
Tax-Exempt

New Dimensions       H2       I3        J1       K1

New York                      I3                 K1                                  N1
Tax-Exempt

Ohio                          I3                 K1                                  N1
Tax-Exempt

Portfolio                     I2        J2
Builder
Aggressive

Portfolio                     I2        J2
Builder
Conservative

Portfolio                     I2        J2
Builder
Moderate

Portfolio                     I2        J2
Builder
Moderate
Aggressive

Portfolio                     I2        J2
Builder
Moderate
Conservative

Statement of Additional Information - Dec. 30, 2005                       Page 8

                     A        B       C          D           E          F          G
                --------------------------------------------------------------------------
                            MAKE    BUY OR                 LEND       ISSUE     BUY MORE
                   ACT AS   CASH  SELL REAL BUY OR SELL    FUND      SENIOR     THAN 10%
     FUND       UNDERWRITER LOANS   ESTATE  COMMODITIES SECURITIES SECURITIES OF AN ISSUER
------------------------------------------------------------------------------------------
Portfolio            A1       B1      C1         D1         E1         F1
Builder Total
Equity

Precious Metals      A1       B1      C1       D1(vi)       E1         F1

Real Estate          A1       B1      C1         D1         E1         F1

S&P 500 Index        A1       B1      C1         D1         E1         F1

Select Value         A1       B1      C1         D3         E1         F1           G2

Selective            A1       B1      C1         D1         E1         F1           G2

Short Duration       A1       B1      C1         D1         E1         F1           G2
U.S. Government

Small Cap            A1       B1      C1         D1         E1         F1           G2
Advantage

Small Cap            A1       B1      C1         D3         E1         F1           G1
Equity

Small Cap            A1       B1      C1         D1         E1         F1           G2
Growth

Small Cap Value      A1       B1      C1         D3         E1         F1

Small Company        A1       B1      C1         D1         E1                      G2
Index

Stock                A1       B1      C1         D1         E1                      G2

Strategic            A1       B1      C1         D1         E1         F1           G2
Allocation

Strategy             A1       B1      C1         D1         E1         F1           G2
Aggressive

Tax-Exempt Bond      A1       B1      C1         D1         E1

Tax-Exempt           A1       B1      C1         D1         E1
High Income

Tax-Exempt           A1       B2      C2         D2         E1
Money Market

U.S. Gov't           A1       B1      C1         D1         E1         F1           G1
Mortgage

Value                A1       B1      C1         D3         E1         F1           G1

                      H        I         J        K          L            M           N
                ---------------------------------------------------------------------------
                 INVEST MORE        CONCENTRATE            BUY ON        BUY       INVEST
                 THAN 5% IN  BORROW IN ANY ONE   LOAN     MARGIN OR     STOCKS,   LESS THAN
     FUND         AN ISSUER  MONEY   INDUSTRY   ASSETS SELL SHORT (i) BONDS, ETC.    80%
-------------------------------------------------------------------------------------------
Portfolio                     I2        J2
Builder Total
Equity

Precious Metals               I3        J3       K1

Real Estate                   I2

S&P 500 Index                 I3        J4       K1

Select Value         H1       I1        J1       K1

Selective            H2       I3        J1       K1

Short Duration       H2       I3        J1       K1
U.S. Government

Small Cap            H2       I3        J1
Advantage

Small Cap            H1       I1        J1
Equity

Small Cap            H2       I3        J1
Growth

Small Cap Value               I1        J1

Small Company        H2       I3        J1       K1
Index

Stock                H2       I3        J1

Strategic            H2       I3        J1       K1
Allocation

Strategy             H2       I3        J1       K1
Aggressive

Tax-Exempt Bond    H2(ii)     I3                                                   N4(iv)

Tax-Exempt         H2(ii)     I3                                                     N2
High Income

Tax-Exempt         H3(ii)     I3                            L1                       N4
Money Market

U.S. Gov't           H2       I2        J1       K1
Mortgage

Value                H1       I1        J1

  (i) Nonfundamental policy for all funds except Cash Management and Tax-Exempt Money Market.
 (ii) For purposes of this policy, the terms of a municipal security determine the issuer.
(iii) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (iv) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.
  (v) For purposes of this policy, borrowing property does not include the borrowing of securities in connection with short sales.
 (vi) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.

A. ACT AS UNDERWRITER

   A1 - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

B. MAKE CASH LOANS

   B1 - Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

   B2 - Make cash loans. The fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

Statement of Additional Information - Dec. 30, 2005                       Page 9

C. BUY OR SELL REAL ESTATE

   C1 - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   C2 - Invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   C3 - Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

D. BUY OR SELL PHYSICAL COMMODITIES

   D1 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   D2 -   Invest in commodities or commodity contracts.

   D3 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

E. LEND FUND SECURITIES

   E1 -   Lend fund securities in excess of 30% of its net assets.

F. ISSUE SENIOR SECURITIES

   F1 -   Issue senior securities, except as permitted under the 1940 Act.

G. BUY MORE THAN 10% OF AN ISSUER

   G1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

   G2 - Purchase more than 10% of the outstanding voting securities of an issuer.

H. INVEST MORE THAN 5% IN AN ISSUER

   H1 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

   H2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

   H3 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

I. BORROW MONEY

   I1 - Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. Under current Board policy, the fund has no current intention to borrow to a material extent.

   I2 - Borrow money except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

Statement of Additional Information - Dec. 30, 2005                      Page 10

   I3 - Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

J. CONCENTRATE

   J1 - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   J2 - Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   J3 - Invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   J4 - Concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

K. LOAN ASSETS

   K1 - Make a loan of any part of its assets to the investment manager, to the board members and officers of the investment manager or to its own board members and officers.

L. BUY ON MARGIN OR SELL SHORT

   L1 -   Buy on margin or sell short.

   L2 - Buy on margin or sell short or deal in options to buy or sell securities.

M. BUY STOCKS, BONDS, ETC.

   M1 - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

N. INVEST LESS THAN 80%

   N1 - Under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   N2 - Under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   N3 - Under normal market conditions, invest less than 80% of its net assets in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government

   N4 - Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

Statement of Additional Information - Dec. 30, 2005                      Page 11

NONFUNDAMENTAL POLICIES
Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES

   The following are guidelines that may be changed by the Board at any time:

                     A          B           C        D        E           F
                ------------------------------------------------------------------
                            ILLIQUID              MARGIN,   MONEY    INVESTING TO
                DEPOSIT ON SECURITIES; INVESTMENT SELLING   MARKET    CONTROL OR
     FUND        FUTURES     BULLION   COMPANIES   SHORT  SECURITIES    MANAGE
----------------------------------------------------------------------------------
Aggressive
Growth              A1          B1         C1        D7       E1          F1

Balanced            A1          B1         C1        D3       E1          F1

California          A1          B1                   D6
Tax-Exempt

Cash                            B2         C1       See
Management                                        Table 2

Core Bond           A1          B1         C1        D3       E1          F1

Disciplined         A1          B1         C1        D7       E1          F1
Equity

Discovery           A1          B1         C1        D8       E1          F1

Diversified         A1          B1         C1        D7       E1          F1
Bond

Diversified         A1          B1         C1        D3       E1          F1
Equity Income

Dividend            A1          B1         C1        D3       E1          F1
Opportunity

Emerging            A1          B1         C1        D1       E1          F1
Markets

Equity Value        A1          B1         C1        D3       E1          F1

European Equity     A1          B1                   D7

Fundamental         A1          B1         C1        D7       E1          F1
Growth

Fundamental         A1          B1         C1        D1       E1
Value

Global Balanced     A1          B1         C1        D1       E1          F1

Global Bond         A1          B1         C1        D1       E1          F1

Global Equity       A1          B1         C1        D1       E1          F1

Global              A1          B1         C1        D1       E1          F1
Technology

Growth              A1          B1         C1        D7       E1          F1

High Yield Bond     A1          B1         C1        D6       E1          F1

Income              A1          B1         C1        D3       E1          F1
Opportunities

Inflation           A1          B1         C1        D3
Protected
Securities

Insured             A1          B1         J2        D6
Tax-Exempt

Intermediate        A1          B1         J2        D2
Tax-Exempt

International       A1          B1         C1        D1       E1
Aggressive
Growth

                     G          H          I          J          K           L
                ----------------------------------------------------------------------
                                          TAX-                 INVEST
                  FOREIGN      DEBT      EXEMPT     EQUITY     WHILE
     FUND        SECURITIES SECURITIES SECURITIES SECURITIES BORROWING DIVERSIFICATION
--------------------------------------------------------------------------------------
Aggressive
Growth             G1-15%       H8

Balanced           G1-25%

California                      H18    I1, I4, I7
Tax-Exempt

Cash                            H17
Management

Core Bond          G1-15%

Disciplined        G1-20%       H7
Equity

Discovery         G1-25%(i)     H7

Diversified
Bond

Diversified        G1-25%       H12
Equity Income

Dividend           G1-25%       H5
Opportunity

Emerging                      H1, H8
Markets

Equity Value       G1-25%    H13, H15

European Equity                                                            L1, L2

Fundamental        G1-15%       H8
Growth

Fundamental                                                      K1
Value

Global Balanced               H15(ii)

Global Bond                     H15

Global Equity                 H1, H7

Global                        H1, H7
Technology

Growth             G1-25%       H5

High Yield Bond    G1-25%                             J1

Income             G1-25%
Opportunities

Inflation          G1-15%
Protected
Securities

Insured                      H2, H18,    I1, I5,      J2
Tax-Exempt                   H19, H20  I7, I8, I9

Intermediate                    H11      I2, I3,      J2
Tax-Exempt                               I6, I7

International
Aggressive
Growth

Statement of Additional Information - Dec. 30, 2005                      Page 12

                     A          B           C        D        E           F
                ------------------------------------------------------------------
                            ILLIQUID              MARGIN,   MONEY    INVESTING TO
                DEPOSIT ON SECURITIES; INVESTMENT SELLING   MARKET    CONTROL OR
     FUND        FUTURES     BULLION   COMPANIES   SHORT  SECURITIES    MANAGE
----------------------------------------------------------------------------------
International       A1          B1         C1        D1       E1
Equity

International       A1          B1         C1        D1       E1          F1
Opportunity

International       A1          B1         C1        D1       E1
Select Value

International       A1          B1         C1        D1       E1
Small Cap

Large Cap           A1          B1         C1        D7       E1          F1
Equity

Large Cap Value     A1          B1         C1        D1       E1          F1

Limited             A1          B1         C1        D3       E1          F1
Duration
Bond

Massachusetts       A1          B1                   D6
Tax-Exempt

Michigan            A1          B1                   D6
Tax-Exempt

Mid Cap Growth      A1          B1         C1        D1       E1          F1

Mid Cap Value       A1          B1         C1        D3       E1          F1

Minnesota           A1          B1                   D6
Tax-Exempt

New Dimensions      A1          B1         C1        D7       E1          F1

New York            A1          B1                   D6
Tax-Exempt

Ohio                A1          B1                   D6
Tax-Exempt

Portfolio           A1          B1                   D7
Builder
Aggressive*

Portfolio           A1          B1                   D7
Builder
Conservative*

Portfolio           A1          B1                   D7
Builder
Moderate *

Portfolio           A1          B1                   D7
Builder
Moderate
Aggressive*

Portfolio           A1          B1                   D7
Builder
Moderate
Conservative*

Portfolio           A1          B1                   D7
Builder Total
Equity*

Precious Metals     A1          B1         C1        D7       E1          F1

Real Estate         A1          B1         C1        D7

S&P 500 Index       A1          B1                   D3

Select Value        A1          B1         C1        D1       E1

Selective           A1          B1         C1        D6       E1          F1

Short Duration      A1          B1         C1        D9       E1          F1
U.S. Government

Small Cap           A1          B1         C1        D1       E1
Advantage

Small Cap           A2          B1         C1        D1       E1
Equity

Small Cap           A1          B1         C1        D1       E1
Growth

                     G          H          I          J          K           L
                ----------------------------------------------------------------------
                                          TAX-                 INVEST
                  FOREIGN      DEBT      EXEMPT     EQUITY     WHILE
     FUND        SECURITIES SECURITIES SECURITIES SECURITIES BORROWING DIVERSIFICATION
--------------------------------------------------------------------------------------
International
Equity

International
Opportunity

International                                                    K1
Select Value

International
Small Cap

Large Cap          G1-20%       H7
Equity

Large Cap Value    G1-20%       H8

Limited            G1-15%
Duration
Bond

Massachusetts                   H18    I1, I4, I7
Tax-Exempt

Michigan                        H18    I1, I4, I7
Tax-Exempt

Mid Cap Growth     G1-15%       H6

Mid Cap Value      G1-25%       H9

Minnesota                       H18    I1, I4, I7
Tax-Exempt

New Dimensions     G1-30%       H7

New York                        H18    I1, I4, I7
Tax-Exempt

Ohio                            H18    I1, I4, I7
Tax-Exempt

Portfolio
Builder
Aggressive*

Portfolio
Builder
Conservative*

Portfolio
Builder
Moderate *

Portfolio
Builder
Moderate
Aggressive*

Portfolio
Builder
Moderate
Conservative*

Portfolio
Builder Total
Equity*

Precious Metals    G2, G4     H7(ii),                                        L1
                                H21

Real Estate        G1-10%

S&P 500 Index                                                              L1, L2

Select Value       G1-20%       H4

Selective          G1-25%       H5

Short Duration
U.S. Government

Small Cap
Advantage

Small Cap          G1-15%                                        K1
Equity

Small Cap
Growth

Statement of Additional Information - Dec. 30, 2005                      Page 13

                     A          B           C        D        E           F
                ------------------------------------------------------------------
                            ILLIQUID              MARGIN,   MONEY    INVESTING TO
                DEPOSIT ON SECURITIES; INVESTMENT SELLING   MARKET    CONTROL OR
     FUND        FUTURES     BULLION   COMPANIES   SHORT  SECURITIES    MANAGE
----------------------------------------------------------------------------------
Small Cap Value     A1          B1         C1        D1       E1

Small Company       A1          B1         C1        D4       E1          F1
Index

Stock               A1          B1         C1        D7       E1          F1

Strategic           A1          B1         C1        D3                   F1
Allocation

Strategy            A1          B1         C1        D3       E1          F1
Aggressive

Tax-Exempt Bond     A1          B1         J2        D2

Tax-Exempt High     A1          B1                   D2
Income

Tax-Exempt                    B1(iii)
Money Market

U.S. Gov't          A1          B1         C1        D9       E1          F1
Mortgage

Value               A1          B1         C2        D1       E1

                     G          H          I          J          K           L
                ----------------------------------------------------------------------
                                          TAX-                 INVEST
                  FOREIGN      DEBT      EXEMPT     EQUITY     WHILE
     FUND        SECURITIES SECURITIES SECURITIES SECURITIES BORROWING DIVERSIFICATION
--------------------------------------------------------------------------------------
Small Cap Value                                                  K1        L1, L2

Small Company
Index

Stock              G1-25%     H7, H16

Strategic          G1-50%     H3, H10
Allocation

Strategy           G1-25%      H13,
Aggressive                    H15(ii)

Tax-Exempt Bond                 H22        I2         J2

Tax-Exempt High                          I2, I3
Income

Tax-Exempt
Money Market

U.S. Gov't
Mortgage

Value              G1-25%       H14                              K1

    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) The fund has no current intention of investing more than 5% of its total assets in foreign securities.
 (ii) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.
(iii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

   A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

   A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B. ILLIQUID SECURITIES

   B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

   B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

C. INVESTMENT COMPANIES

   C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

   C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

Statement of Additional Information - Dec. 30, 2005                      Page 14

D. MARGIN/SELLING SHORT

   D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

   D2 - The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

   D3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

   D4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

   D5 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in interest rate futures contracts.

   D6 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

   D7 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

   D8 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in stock index futures contracts.

   D9 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

E. MONEY MARKET SECURITIES

   E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

   F1 -   The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

   G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

   G2 - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

   G3 - Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

   G4 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

H. DEBT SECURITIES

   H1 -   The fund may invest up to 20% of its net assets in bonds.

   H2 - The fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent.

   H3 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

   H4 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

   H5 - The fund may not purchase debt securities rated below investment grade.

Statement of Additional Information - Dec. 30, 2005                      Page 15

   H6 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

   H7 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

   H8 - The fund may invest up to 10% of its net assets in bonds rated below investment grade

   H9 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

   H10 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

   H11 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

   H12 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

   H13 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

   H14 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

   H15 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

   H16 - The fund will not purchase securities rated below C by Moody's or S&P, or the equivalent.

   H17 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

   H18 - No more than 10% of the fund's net assets will be held in inverse floaters.

   H19 - The fund may purchase securities rated Aaa by Moody's or AAA by S&P. In addition, the fund may purchase other securities, provided the securities are insured.

   H20 - Under normal market conditions, at least 65% of the fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

   H21 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

   H22 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager'ss opinion, are of investment grade quality. All industrial revenue bonds must be rated.

I. TAX- EXEMPT SECURITIES

   I1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

   I2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

Statement of Additional Information - Dec. 30, 2005                      Page 16

   I3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

   I4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

   I5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

   I6 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

   I7 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

   I8 - Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

   I9 - Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term tax-exempt instruments rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent, each tax-exempt security purchased by the fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by MBIA Insurance Corporation, Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent.

J. EQUITY SECURITIES

   J1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

   J2 - The fund will not invest in voting securities or securities of investment companies.

K. INVEST WHILE BORROWING

   K1 - The fund will not make additional investments while any borrowing remains outstanding.

L. DIVERSIFICATION

   L1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

   L2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

Statement of Additional Information - Dec. 30, 2005                      Page 17

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                        FUNDS-OF-            TAXABLE TAX-EXEMPT            STATE TAX-
                                      FUNDS - EQUITY TAXABLE  MONEY    MONEY    TAX-EXEMPT   EXEMPT
 INVESTMENT STRATEGY  BALANCED EQUITY    AND BOND      BOND  MARKET    MARKET      BOND       BOND
-----------------------------------------------------------------------------------------------------
Agency and government     -       -          -           -       -        -          -          -
securities

Borrowing                 -       -          -           -       -                   -          -

Cash/money                -       -          -           -       -        -          -          -
market instruments

Collateralized bond       -      - A                     -                           -          -
obligations

Commercial paper          -       -          -           -       -        -          -          -

Common stock              -       -                     - B

Convertible               -       -                     - C                          -          -
securities

Corporate bonds           -       -                      -                           -          -

Debt obligations          -       -                      -       -        -          -          -

Depositary receipts       -       -                     - D

Derivative                -       -          -           -                           -          -
instruments
(including options
and futures)

Exchange-traded funds     -       -                      -                           -          -

Foreign currency          -       -                     - E                         - E
transactions

Foreign securities        -       -                     - F      -                   -          -

Funding agreements        -       -          -           -       -        -          -          -

High yield                -       G                     - G                         - G         -
(high-risk) debt
securities (junk
bonds)

Illiquid and              -       -          -           -       -        -          -          -
restricted
securities

Indexed securities        -       -                      -                           -          -

Inflation protected       -       -                      -                           -          -
securities

Inverse floaters          -       H                      -                           -          -

Investment companies      -       -          -           -

Lending of portfolio      -       -          -           -       -        -          -          -
securities

Loan participations       -       -                      -                           -          -

Mortgage-and              -      - I                     -       -        -          -          -
asset-backed
securities

Mortgage dollar rolls     -       J                      -                           -          -

Municipal obligations     -       -                      -                -          -          -

Preferred stock           -       -                     - K                         - K         -

Real estate               -       -                      -                           -          -
investment trusts

Repurchase agreements     -       -                      -       -        -          -          -

Reverse repurchase        -       -                      -       -                   -          -
agreements

Short sales                       L                      L

Sovereign debt            -      - M                     -       -                   -          -

Structured                -       -                      -                           -          -
investments

Swap agreements                   N                      -                           N


Statement of Additional Information - Dec. 30, 2005                      Page 18

                                        FUNDS-OF-            TAXABLE TAX-EXEMPT            STATE TAX-
                                      FUNDS - EQUITY TAXABLE  MONEY    MONEY    TAX-EXEMPT   EXEMPT
 INVESTMENT STRATEGY  BALANCED EQUITY    AND BOND      BOND  MARKET    MARKET      BOND       BOND
-----------------------------------------------------------------------------------------------------
Variable- or              -       -          -           -       -        -          -          -
floating-rate
securities

Warrants                  -       -                      -                           -          -

When-issued               -       -                      -                           -          -
securities and
forward commitments

Zero-coupon,              -       -                      -                           -          -
step-coupon and
pay-in-kind
securities

A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.
B. The following funds are not authorized to invest in common stock: Short Duration, U.S. Government Mortgage.
C.   The following funds are not authorized to invest in convertible securities:
     Short Duration, U.S. Government Mortgage.
D.   The following funds are not authorized to invest in depositary receipts:
     Short Duration, U.S. Government Mortgage.
E. The following funds are not authorized to engage in foreign currency transactions: Insured Tax-Exempt Bond, U.S. Government Mortgage.
F.   The following funds are not authorized to invest in foreign securities:
     U.S. Government Mortgage.
G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
     Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Selective, Short Duration, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, U.S. Government Mortgage.
H.   The following funds are authorized to invest in inverse floaters: Real
     Estate.

I. The following funds are not authorized to invest in mortgage-and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.
J. The following funds are authorized to invest in mortgage dollar rolls: Real Estate.
K.   The following funds are not authorized to invest in preferred stock:
     Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration, U.S. Government Mortgage.
L. The following funds are authorized to engage in short sales: S&P 500 Index, Short Duration, U.S. Government Mortgage.
M. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.
N.   The following funds are authorized to invest in swap agreements:
     International Select Value. Tax-exempt bond funds may invest in interest rate swap agreements.


INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. The fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

Statement of Additional Information - Dec. 30, 2005                      Page 19

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the Fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

For Portfolio Builder Funds. Although most of the underlying funds are diversified funds, because the Fund invests in a limited number of underlying funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Statement of Additional Information - Dec. 30, 2005                      Page 20

GEOGRAPHIC CONCENTRATION RISK. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

INDEXING RISK. For funds that are managed to an index and the fund's performance therefore will rise and fall as the performance of the index rises and falls.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Statement of Additional Information - Dec. 30, 2005                      Page 21

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Statement of Additional Information - Dec. 30, 2005                      Page 22

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Active Management Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Active Management Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Active Management Risk, Credit Risk, and Inflation Risk.

Statement of Additional Information - Dec. 30, 2005                      Page 23

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Active Management Risk, Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Active Management Risk, Credit Risk, and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Active Management Risk, Issuer Risk, Market Risk, and Small and Mid-sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

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The value of a convertible security is a function of its "investment value"
(determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Active Management Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

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As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Active Management Risk, Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

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Options and forward contracts are considered to be the basic "building blocks"
of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

FUTURES CONTRACTS. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

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Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices. A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

TAX AND ACCOUNTING TREATMENT. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

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The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

OTHER RISKS OF DERIVATIVES. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Active Management Risk, Derivatives Risk, and Liquidity Risk.

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EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Active Management Risk and Market Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

SPOT RATES AND DERIVATIVE INSTRUMENTS. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

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This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

OPTIONS ON FOREIGN CURRENCIES. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

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As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

FOREIGN CURRENCY FUTURES AND RELATED OPTIONS. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

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A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Active Management Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

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The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Active Management Risk, Foreign/Emerging Markets Risk, and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD (HIGH-RISK) DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

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An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include: Active Management Risk, Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Active Management Risk and Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Active Management Risk, Liquidity Risk, and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Active Management Risk and Interest Rate Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Active Management Risk and Market Risk.

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LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Active Management Risk and Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Active Management Risk and Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only and Principal Only. IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Active Management Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Active Management Risk, Credit Risk, and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

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Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

TAXABLE MUNICIPAL OBLIGATIONS. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Active Management Risk, Issuer Risk, and Market Risk.

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REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Active Management Risk, Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Active Management Risk and Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.) Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include:
Active Management Risk, Credit Risk, and Interest Rate Risk.

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SHORT SALES
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Active Management Risk and Market Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness. Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Active Management Risk, Credit Risk, and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Statement of Additional Information - Dec. 30, 2005                      Page 41

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Active Management Risk, Credit Risk, and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

INTEREST RATE SWAPS. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. A fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

CMBS TOTAL RETURN SWAPS. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.

CURRENCY SWAPS. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk and Liquidity Risk.

Statement of Additional Information - Dec. 30, 2005                      Page 42

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Active Management Risk and Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Active Management Risk and Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Active Management Risk and Credit Risk.

Statement of Additional Information - Dec. 30, 2005                      Page 43

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Active Management Risk, Credit Risk, and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS
Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Statement of Additional Information - Dec. 30, 2005                      Page 44

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

Statement of Additional Information - Dec. 30, 2005                      Page 45

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 5. TOTAL BROKERAGE COMMISSIONS

                                          TOTAL BROKERAGE COMMISSIONS
---------------------------------------------------------------------------------------------------------------
                    FUND                                           2005              2004              2003
---------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                                    $        0(a)            N/A                N/A
Portfolio Builder Conservative                                           0(a)            N/A                N/A
Portfolio Builder Moderate                                               0(a)            N/A                N/A
Portfolio Builder Moderate Aggressive                                    0(a)            N/A                N/A
Portfolio Builder Moderate Conservative                                  0(a)            N/A                N/A
Portfolio Builder Total Equity                                           0(a)            N/A                N/A
Small Company Index                                                 37,118            23,893             50,976
S&P 500 Index                                                       49,048            24,729             43,486

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                                       858,846         1,852,684          2,826,803
Precious Metals                                                  1,245,421           956,649          1,290,528
Small Cap Advantage                                              3,294,757         4,102,653          3,784,304
Small Cap Growth                                                 2,105,168         3,334,707          3,301,903
Strategy Aggressive                                                933,213         1,563,638          1,954,985

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                                  181,981            72,985              8,489(b)
Fundamental Growth                                                 180,023            46,313              7,136(b)
Fundamental Value                                                  314,501           162,856            205,143
High Yield Bond                                                          0               876                  0
Select Value                                                       310,913           539,192            532,619
Selective                                                           45,224            77,261            317,778
Short Duration U.S. Government                                      95,868           407,216            552,895
Small Cap Equity                                                   429,969           846,218            273,634
Small Cap Value                                                  2,439,209         3,185,306          2,505,457
U.S. Government Mortgage                                            10,708            31,267             23,812
Value                                                              363,273           389,539            629,327

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                                    0                 0                  0
Dividend Opportunity                                               621,168         3,783,128          6,633,939
Insured Tax-Exempt                                                       0                 0                  0
Massachusetts Tax-Exempt                                                 0                 0                  0
Michigan Tax-Exempt                                                      0                 0                  0
Minnesota Tax-Exempt                                                     0                 0                  0
New York Tax-Exempt                                                      0                 0                  0
Ohio Tax-Exempt                                                          0                 0                  0
Real Estate                                                        185,877            34,975(c)               0

Statement of Additional Information - Dec. 30, 2005                      Page 46

                                          TOTAL BROKERAGE COMMISSIONS
---------------------------------------------------------------------------------------------------------------
                    FUND                                           2005              2004              2003
---------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                                          0                 0                  0
Core Bond                                                            3,612             1,451                244(d)
Disciplined Equity                                                  35,948             5,731              1,574(e)
Discovery                                                          423,268         1,171,529            903,078
Growth                                                          15,623,111        22,702,374         38,887,668
Income Opportunities                                                     0                 0                  0(d)
Inflation Protected Securities                                           0                 0(f)             N/A
Large Cap Equity                                                 6,832,334         1,306,601            311,242
Large Cap Value                                                    189,029           146,077             85,741
Limited Duration Bond                                                3,268               839                 40(d)
New Dimensions                                                  29,467,597        20,989,555         11,242,565

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                                   161,336           160,646            319,860

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                         1,135,795         1,314,212          2,778,748
Diversified Equity Income                                        3,191,513         2,416,265          2,987,610
Mid Cap Value                                                      919,813           365,435            345,711
Stock                                                            4,761,118         4,128,770          5,096,474
Strategic Allocation                                               502,448           279,233            379,561

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                                 2,388,169         2,022,969          2,106,670
European Equity                                                    211,729           324,079            783,457
Global Balanced                                                    151,709           189,252            175,551
Global Bond                                                          8,856             7,760             23,297
Global Equity                                                    1,393,982         1,992,985          1,582,657
Global Technology                                                1,170,244         4,193,021          5,595,324
International Aggressive Growth                                    673,010           598,644            495,189
International Equity                                               556,407           315,047            144,417
International Opportunity                                        1,320,088         1,303,677          2,047,954
International Select Value                                       1,027,065           839,270            411,763
International Small Cap                                            241,558           179,076             66,511

                                                                  2004               2003               2002
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                                  0                 0                  0
Mid Cap Growth                                                   1,630,670         1,597,573            746,295
Tax-Exempt Bond                                                          0                 0                  0
Tax-Exempt High Income                                                   0                 0              2,507

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                                  0                 0                  0


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.



Statement of Additional Information - Dec. 30, 2005                      Page 47

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


                                                 BROKERAGE DIRECTED FOR RESEARCH
                                                 -------------------------------
                                                                   AMOUNT OF               TURNOVER RATES
                                                  AMOUNT OF       COMMISSIONS     -------------------------------
                    FUND                         TRANSACTIONS   IMPUTED OR PAID        2005             2004
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                     $          0          $      0         38%(a)          N/A
Portfolio Builder Conservative                              0                 0         51(a)           N/A
Portfolio Builder Moderate                                  0                 0         28(a)           N/A
Portfolio Builder Moderate Aggressive                       0                 0         31(a)           N/A
Portfolio Builder Moderate Conservative                     0                 0         28(a)           N/A
Portfolio Builder Total Equity                              0                 0         39(a)           N/A
Small Company Index                                         0                 0         12               10
S&P 500 Index                                               0                 0          6                4

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                                0                 0         25               39
Precious Metals                                             0                 0        196              173
Small Cap Advantage                                43,909,384           121,834        101              110
Small Cap Growth                                   46,579,305           115,768        153              224
Strategy Aggressive                                         0                 0         35               55

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                   4,034,256             6,709        218              189
Fundamental Growth                                    206,318               221        122               66
Fundamental Value                                           0                 0          2                5
High Yield Bond                                             0                 0        105              140
Select Value                                       73,512,978           115,967         12               15
Selective                                                   0                 0        297              292
Short Duration U.S. Government                              0                 0        169              125
Small Cap Equity                                    2,239,076             5,359         88              139
Small Cap Value                                   107,548,552            94,171         70               97
U.S. Government Mortgage                                    0                 0        137              163
Value                                                       0                 0         40               34

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                       0                 0         28               30
Dividend Opportunity                                        0                 0         24              118
Insured Tax-Exempt                                          0                 0         34               23
Massachusetts Tax-Exempt                                    0                 0          9               14
Michigan Tax-Exempt                                         0                 0          9               32
Minnesota Tax-Exempt                                        0                 0         15               23
New York Tax-Exempt                                         0                 0         30               36
Ohio Tax-Exempt                                             0                 0         33               17
Real Estate                                         1,683,089             2,960         63               49(b)

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                             0                 0        N/A              N/A
Core Bond                                                   0                 0        313*             310
Disciplined Equity                                          0                 0         64               64
Discovery                                           2,807,817             5,265         82              136


Statement of Additional Information - Dec. 30, 2005                      Page 48

                                                 BROKERAGE DIRECTED FOR RESEARCH
                                                 -------------------------------
                                                                   AMOUNT OF               TURNOVER RATES
                                                  AMOUNT OF       COMMISSIONS     -------------------------------
                    FUND                         TRANSACTIONS   IMPUTED OR PAID        2005             2004
-----------------------------------------------------------------------------------------------------------------
Growth                                            112,613,001           257,216        136              171
Income Opportunities                                        0                 0        124              133
Inflation Protected Securities                              0                 0         43               11(c)
Large Cap Equity                                   55,693,151           112,862        128               99
Large Cap Value                                     2,335,458             3,065         57               59
Limited Duration Bond                                       0                 0        316(d)           317
New Dimensions                                    139,768,556           184,742         75               49

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                            0                 0        300(d)           279

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                          132,024,106            14,004        130              131
Diversified Equity Income                          12,690,978            14,045         24               18
Mid Cap Value                                               0                 0         26                9
Stock                                             131,399,280            30,000        132               76
Strategic Allocation                                        0                 0        134              127

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                            0                 0        124              128
European Equity                                             0                 0         56               73
Global Balanced                                             0                 0         71               74
Global Bond                                                 0                 0         73               92
Global Equity                                               0                 0         93              104
Global Technology                                   3,005,998             6,521        115(e)           349
International Aggressive Growth                    86,243,642           210,111         67               87
International Equity                               77,046,229           143,276        110              111
International Opportunity                                   0                 0         93               98
International Select Value                         55,832,306            77,471         22               23
International Small Cap                            34,092,349            70,621         80               66

                                                                                      2004             2003
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                     0                 0        25               59
Mid Cap Growth                                              0                 0        26               26
Tax-Exempt Bond                                             0                 0        21               92
Tax-Exempt High Income                                      0                 0        22               44

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                     0                 0       N/A              N/A



(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(d) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.
(e) The variation in turnover rate can be attributed to several factors. During this year, there were opportunities to get into positions at very good risk/reward levels and due to this and due to the fact that the technology market has been essentially flat and stocks have not been appreciating significantly during the period there is less need for turnover in the portfolio. The turnover in the fund will fluctuate where we would expect to see larger turnover when we see more volatility in the overall index and lower turnover with lower volatility in the index.


Statement of Additional Information - Dec. 30, 2005                      Page 49

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS

                                                                                           VALUE OF SECURITIES
                                                                                             OWNED AT END OF
                  FUND                                        ISSUER                          FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive               None                                                            N/A

Portfolio Builder Conservative             None                                                            N/A

Portfolio Builder Moderate                 None                                                            N/A

Portfolio Builder Moderate Aggressive      None                                                            N/A

Portfolio Builder Moderate Conservative    None                                                            N/A

Portfolio Builder Total Equity             None                                                            N/A

Small Company Index                        Investment Technology Group                             $ 2,067,454
                                           Piper Jaffray Companies                                   1,947,534

S&P 500 Index                              American Express                                          1,956,185
                                           Bear Stearns Companies                                      304,797
                                           Citigroup                                                 7,436,421
                                           Citigroup Global Markets Holdings                         9,999,306
                                           E*TRADE Financial                                           149,325
                                           Franklin Resources                                          494,360
                                           Goldman Sachs Group                                       1,525,107
                                           Lehman Brothers Holdings                                    717,392
                                           JP Morgan Chase & Co.                                     3,884,971
                                           Merrill Lynch & co.                                       1,634,204
                                           Morgan Stanley                                            1,789,097
                                           PNC Financial Services Group                                444,589
                                           Charles Schwab                                              442,316

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                               Citigroup                                                39,340,476
                                           JP Morgan Chase & Co.                                     8,513,814
                                           Lehman Brothers Holdings                                 20,705,784
                                           Merrill Lynch & Co.                                      17,608,260
                                           Morgan Stanley                                           18,497,475

Precious Metals                            None                                                            N/A

Small Cap Advantage                        Investment Technology Group                                 361,165
                                           Jefferies Group                                           1,948,056
                                           Knight Trading Group                                        186,659

Small Cap Growth                           Affiliated Managers Group                                 1,111,267
                                           Citigroup                                                 3,399,731
                                           Investment Technology Group                                 378,175
                                           Jefferies Group                                             438,595

Strategy Aggressive                        None                                                            N/A

Statement of Additional Information - Dec. 30, 2005                      Page 50

                                                                                           VALUE OF SECURITIES
                                                                                             OWNED AT END OF
                  FUND                                        ISSUER                          FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                          Affiliated Managers Group                                   532,933
                                           Jefferies Group                                             160,761
                                           Legg Mason                                                  478,863

Fundamental Growth                         Schwab (Charles)                                            979,889

Fundamental Value                          Citigroup                                                30,305,863
                                           JP Morgan Chase & Co.                                    44,370,754
                                           Morgan Stanley                                            6,771,168

High Yield Bond                            LaBranche & Co.                                          16,010,175

Select Value                               Bear Stearns Companies                                      693,280
                                           BKF Capital Group                                           181,500
                                           Merrill Lynch & Co.                                       1,899,100

Selective                                  Bear Stearns Adjustable Rate Mtge Trust                   2,191,863
                                           Bear Stearns Commercial Mtge Securities                   5,347,849
                                           Citigroup                                                 8,545,622
                                           Citigroup Commercial Mtge Trust                           4,490,508
                                           CS First Boston Mtge Securities                           4,628,259
                                           Goldman Sachs Group                                       2,106,773
                                           J.P. Morgan Chase & Co.                                   2,428,993
                                           J.P. Morgan Chase Commercial Mtge Securities              9,413,657
                                           LB-UBS Commercial Mtge Trust                             18,947,351
                                           Morgan Stanley                                              928,881
                                           Morgan Stanley Capital 1                                  7,691,766
                                           Morgan Stanley, Dean Witter Capital 1                     2,426,912

Short Duration U.S. Government             Bears Stearns Alternative Trust                           8,575,000
                                           LB-UBS Commercial Mtge Trust                              6,128,195
                                           Morgan Stanley Capital I                                 12,092,686
                                           Morgan Stanley Mtge Loan Trust                            3,549,817

Small Cap Equity                           Affiliated Managers Group                                   546,940
                                           Investment Technology Group                               1,103,466

Small Cap Value                            Affiliated Managers Group                                 1,855,928
                                           Investment Technology Group                               1,304,814
                                           Options Xpress Holdings                                     271,188

U.S. Government Mortgage                   CS First Boston Mtge Securities                             367,506

Value                                      Citigroup                                                 7,141,876
                                           Goldman Sachs Group                                       4,182,750
                                           Merrill Lynch & Co.                                       4,134,612
                                           JP Morgan Chase & Co.                                    10,167,157

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                      None                                                            N/A

Dividend Opportunity                       Citigroup                                                27,770,361
                                           Friedman, Billings, Ramsey Group CIA                      2,562,560
                                           JP Morgan Chase & Co.                                     9,822,492

Insured Tax-Exempt                         None                                                            N/A

Massachusetts Tax-Exempt                   None                                                            N/A

Michigan Tax-Exempt                        None                                                            N/A

Minnesota Tax-Exempt                       None                                                            N/A

New York Tax-Exempt                        None                                                            N/A

Ohio Tax-Exempt                            None                                                            N/A

Real Estate                                None                                                            N/A

Statement of Additional Information - Dec. 30, 2005                      Page 51

                                                                                           VALUE OF SECURITIES
                                                                                             OWNED AT END OF
                  FUND                                        ISSUER                          FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                            Bear Stearns Companies                                   78,410,961
                                           Credit Suisse First Boston NY                            79,971,289
                                           Goldman Sachs Group                                      75,000,000
                                           Lehman Brothers Holdings                                 42,000,000
                                           Morgan Stanley & Co.                                     44,105,490

Core Bond                                  Bear Stearns Commercial Mtge Securities                   1,608,803
                                           Bear Stearns Adjustable Rate Mortgage Trust                 899,429
                                           Citigroup                                                 2,480,986
                                           Citigroup Commercial Mortgage Trust                         757,003
                                           CS First Boston Mtge Securities                             643,161
                                           GS Mtg Securities                                           370,305
                                           LB-UBS Commercial Mtge Trust                              3,135,156
                                           JP Morgan Chase Commercial Mtge Securities                2,160,054
                                           Merrill Lynch Mtge Trust                                    323,480
                                           Morgan Stanley Capital 1                                    406,481

Disciplined Equity                         Bear Stearns Companies                                      303,981
                                           Citigroup                                                 2,851,817
                                           Franklin Resources                                          890,557
                                           Lehman Brothers Holdings                                    691,019
                                           Merrill Lynch & Co.                                         226,597
                                           Morgan Stanley                                              120,264
                                           PNC Financial Services Group                                554,285

Discovery                                  Affiliated Managers Group                                   424,235
                                           Investment Technology Group                                 928,520

Growth                                     Franklin Resources                                       10,555,092

Income Opportunities                       LaBranche & Co.                                           1,892,550

Inflation Protected Securities             None                                                            N/A

Large Cap Equity                           Citigroup                                                25,890,939
                                           Citigroup Funding                                        19,794,538
                                           E*Trade Financial                                         1,660,097
                                           Franklin Resources                                        6,005,007
                                           Legg Mason                                                1,157,564
                                           Lehman Brothers Holdings                                  5,310,957
                                           Merrill Lynch & Co.                                       3,107,522
                                           JP Morgan Chase & Co.                                    14,572,909
                                           Morgan Stanley                                           10,152,019
                                           PNC Financial Services Group                              4,508,671

Large Cap Value                            Citigroup                                                 4,454,096
                                           E*Trade Financial                                           147,128
                                           Franklin Resources                                          531,068
                                           Legg Mason                                                  317,891
                                           Lehman Brothers Holdings                                    814,758
                                           Merrill Lynch & Co.                                         883,405
                                           JP Morgan Chase & Co.                                     2,588,131
                                           Morgan Stanley                                            1,703,860
                                           PNC Financial Services Group                                683,386

Statement of Additional Information - Dec. 30, 2005                      Page 52

                                                                                           VALUE OF SECURITIES
                                                                                             OWNED AT END OF
                  FUND                                        ISSUER                          FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond                      Bear Stearns Commercial Mtge Securities                   1,393,235
                                           Bear Stearns Adjustable Rate Mortgage Trust                 956,758
                                           Citigroup                                                 2,476,073
                                           Citigroup Commercial Mortgage Trust                         851,629
                                           CS First Boston Mtge Securities                             881,742
                                           GS Mtg Securities                                           419,679
                                           LB-UBS Commercial Mtge Trust                              3,651,486
                                           JP Morgan Chase Commercial Mtge Securities                2,884,355
                                           Merrill Lynch Mtge Trust                                    362,690
                                           Morgan Stanley Capital 1                                    509,109

New Dimensions                             Citigroup                                               191,123,340
                                           Schwab (Charles)                                        236,626,414

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                           Bear Stearns Adjustable Rate Mortgage Trust               7,536,103
                                           Bear Stearns Commercial Mtge Securities                  10,586,732
                                           Citigroup                                                35,535,196
                                           Citigroup Commercial Mortgage Trust                      12,098,072
                                           CS First Boston Mtge Securities                           7,871,786
                                           GS Mtg Securities                                        10,184,890
                                           JP Morgan Chase Commercial Mtge Securities               40,751,675
                                           LB-UBS Commercial Mtge Trust                             67,268,305
                                           Merrill Lynch Mtge Trust                                  4,557,707
                                           Morgan Stanley & Co.                                      2,899,712
                                           Morgan Stanley Capital 1                                 13,604,693
                                           Morgan Stanley, Dean Witter Capital 1                    11,768,644

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                   Bear Stearns Commercial Mtge Securities                   2,691,282
                                           Bear Stearns Adjustable Rate Mortgage Trust               1,285,883
                                           Citigroup                                                26,730,801
                                           Citigroup Commercial Mortgage Trust                       1,894,303
                                           CS First Boston Mtge Securities                           4,216,015
                                           Franklin Resources                                        3,152,026
                                           GS Mtg Securities II                                      1,802,859
                                           JP Morgan Chase                                           2,046,404
                                           JP Morgan Chase & Co.                                    14,331,286
                                           JP Morgan Chase Commercial Mtge Securities                5,957,081
                                           Legg Mason                                                1,957,637
                                           Lehman Brothers Holdings                                  6,048,108
                                           LB-UBS Commercial Mtge Trust                             11,371,831
                                           Merrill Lynch & Co.                                       5,287,634
                                           Merrill Lynch Mtge Trust                                    859,511
                                           Morgan Stanley                                            9,935,101
                                           Morgan Stanley Capital 1                                  3,509,890
                                           Morgan Stanley, Dean Witter Capital 1                     2,004,670
                                           PNC Financial Services Group                              4,544,533

Diversified Equity Income                  Citigroup                                               173,731,632
                                           Lehman Brothers Holdings                                 17,530,240
                                           Merrill Lynch & Co.                                      29,834,505
                                           Morgan Stanley                                           14,828,106
                                           Morgan Stanley & Co.                                     34,827,111

Statement of Additional Information - Dec. 30, 2005                      Page 53

                                                                                           VALUE OF SECURITIES
                                                                                             OWNED AT END OF
                  FUND                                        ISSUER                          FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                              Morgan Stanley & Co.                                     18,876,087

Stock                                      Bear Stearns Companies                                    1,430,811
                                           Citigroup                                                39,491,241
                                           Citigroup Funding                                           899,708
                                           Franklin Resources                                        7,969,063
                                           Goldman Sachs Group                                      18,237,001
                                           Lehman Brothers Holdings                                 12,993,693
                                           Merrill Lynch & Co.                                       2,122,158
                                           Morgan Stanley                                            3,211,911
                                           PNC Financial Services Group                              5,721,584

Strategic Allocation                       Bear Stearns Adjustable Rate Mortgage Trust                 653,482
                                           Bear Stearns Commercial Mtge Securities                   1,497,234
                                           Bear Stearns Companies                                    2,412,415
                                           Citigroup                                                17,045,203
                                           Citigroup Commercial Mortgage Trust                       1,571,411
                                           Credit Suisse Group                                         530,415
                                           CS First Boston Mtge Securities                           1,348,098
                                           Franklin Resources                                        4,447,781
                                           GS Mtg Securities II                                        799,349
                                           Investment Technology Group                                 560,269
                                           JP Morgan Chase                                             715,248
                                           JP Morgan Chase Commercial Mtge Securities                2,449,180
                                           Knight Capital Group                                         97,227
                                           LaBranche & Co.                                             104,975
                                           LB-UBS Commercial Mtge Trust                              3,739,983
                                           Lehman Brothers Holdings                                  3,769,642
                                           Merrill Lynch & Co.                                         753,439
                                           Merrill Lynch Mtge Trust                                    429,755
                                           Morgan Stanley                                            1,795,878
                                           Morgan Stanley & Co.                                     19,193,760
                                           Morgan Stanley Capital 1                                    295,290
                                           Morgan Stanley, Dean Witter Capital 1                       476,043
                                           PNC Financial Services Group                              3,027,600

Statement of Additional Information - Dec. 30, 2005                      Page 54

                                                                                           VALUE OF SECURITIES
                                                                                             OWNED AT END OF
                  FUND                                        ISSUER                          FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                           None                                                            N/A

European Equity                            Credit Suisse Group                                       1,040,311

Global Balanced                            Bear Stearns Companies                                      472,080
                                           Citigroup                                                 1,629,127
                                           E*TRADE Financial                                           727,549
                                           Goldman Sachs Group                                         452,152
                                           Lehman Brothers Holdings                                    472,815

Global Bond                                Bear Stearns Commercial Mtge Securities                   3,157,553
                                           Citigroup                                                 3,212,945
                                           Citigroup Commercial Mortgage Trust                       2,230,723
                                           CS First Boston Mtge Securities                           3,728,501
                                           GS Mtg Securities II                                      3,782,438
                                           JP Morgan Chase & Co.                                     1,734,247
                                           JP Morgan Chase Commercial Mtge Securities                2,818,685
                                           LB-UBS Commercial Mtge Trust                              8,553,595
                                           Merrill Lynch Mtge Trust                                  1,077,793
                                           Morgan Stanley Group                                      2,571,730
                                           Morgan Stanley Capital 1                                  1,797,284
                                           Morgan Stanley, Dean Witter Capital 1                     1,456,417

Global Equity                              Bear Stearns Companies                                    3,979,879
                                           Citigroup                                                11,276,850
                                           E*TRADE Financial                                         3,541,918
                                           Goldman Sachs Group                                       2,938,103
                                           Lehman Brothers Holdings                                  4,408,283

Global Technology                          None                                                            N/A

International Aggressive Growth            Credit Suisse Group                                       1,235,527
                                           Pargesa Holding                                             748,742

International Equity                       None                                                            N/A

International Opportunity                  None                                                            N/A

International Select Value                 Credit Suisse Group                                      15,615,508

International Small Cap                    None                                                            N/A

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                    None                                                            N/A

Mid Cap Growth                             Legg Mason                                               51,786,400

Tax-Exempt Bond                            None                                                            N/A

Tax-Exempt High Income                     None                                                            N/A

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                    None                                                            N/A


Statement of Additional Information - Dec. 30, 2005                      Page 55

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of RiverSource Investments may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

                                                                                      PERCENT OF
                                                           AGGREGATE                   AGGREGATE      AGGREGATE     AGGREGATE
                                                             DOLLAR                  DOLLAR AMOUNT      DOLLAR        DOLLAR
                                                           AMOUNT OF    PERCENT OF  OF TRANSACTIONS   AMOUNT OF     AMOUNT OF
                                                          COMMISSIONS   AGGREGATE      INVOLVING     COMMISSIONS   COMMISSIONS
                                              NATURE OF     PAID TO     BROKERAGE     PAYMENT OF       PAID TO       PAID TO
                               BROKER        AFFILIATION     BROKER    COMMISSIONS    COMMISSIONS       BROKER        BROKER
                              ------------------------------------------------------------------------------------------------
            FUND                                              2005                                       2004          2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder                None                                                                          0             0
Aggressive

Portfolio Builder                None                                                                          0             0
Conservative

Portfolio Builder                None                                                                          0             0
Moderate

Portfolio Builder                None                                                                          0             0
Moderate Aggressive

Portfolio Builder                None                                                                          0             0
Moderate Conservative

Portfolio Builder Total          None                                                                          0             0
Equity

Small Company Index              None                                                                          0             0

S&P 500 Index                    None                                                                          0             0

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                  American            1            10,142*        1.18             1.64       14,787*        5,415*
                              Enterprise
                              Investment
                              Services,
                              Inc (AEIS)

Precious Metals               AEIS                1             3,614*        0.29             0.65       24,650*       67,515*

Small Cap Advantage           AEIS                1                 0            0                0          360*          683*

Small Cap Growth              SBCI                2                 0            0                0          757*            0
                              Securities
                              Neuberger           3                 0            0                0            0        40,332*
                              Berman

Strategy Aggressive           AEIS                1             7,880*        0.84             2.51        5,432*       41,748

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth             JP Morgan           4                27*        0.01             0.02          103            50(a)
                              Securities,
                              Inc.

Fundamental Value                None                                                                          0             0

Statement of Additional Information - Dec. 30, 2005                      Page 56

                                                                                      PERCENT OF
                                                           AGGREGATE                   AGGREGATE      AGGREGATE     AGGREGATE
                                                             DOLLAR                  DOLLAR AMOUNT      DOLLAR        DOLLAR
                                                           AMOUNT OF    PERCENT OF  OF TRANSACTIONS   AMOUNT OF     AMOUNT OF
                                                          COMMISSIONS   AGGREGATE      INVOLVING     COMMISSIONS   COMMISSIONS
                                              NATURE OF     PAID TO     BROKERAGE     PAYMENT OF       PAID TO       PAID TO
                               BROKER        AFFILIATION     BROKER    COMMISSIONS    COMMISSIONS       BROKER        BROKER
                              ------------------------------------------------------------------------------------------------
            FUND                                              2005                                       2004          2003
------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth            Goldman             5                38         0.02             0.01            0             0
                              Sachs & Co.

                              Raymond             6                 0            0                0           15             0(a)
                              James
                              Financial

High Yield Bond                  None                                                                          0             0

Selective                        None                                                                          0             0

Select Value                  Gabelli & Co.       7           143,463        46.14            43.33      464,895       264,461


Short Duration                   None                                                                          0             0
U.S. Government

Small Cap Equity                 None                                                                          0             0

Small Cap Value               Goldman             5             1,943         0.08             0.09       46,047             0
                              Sachs & Co.

                              Janney              8                 0            0                0        5,130             0
                              Montgomery
                              Scott

                              Legg Mason          8             2,700         0.11             0.13            0             0
                              Wood
                              Walker, Inc.

                              M.J. Whitman        9                 0            0                0      425,573       286,906

U.S. Gov't Mortgage              None                                                                          0             0

Value                            None                                                                          0             0

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt            None                                                                          0             0


Dividend Opportunity          AEIS                1            20,898*        3.36             7.33      217,347*      753,855*


Insured Tax-Exempt               None                                                                          0             0


Massachusetts Tax-Exempt         None                                                                          0             0


Michigan Tax-Exempt              None                                                                          0             0


Minnesota Tax-Exempt             None                                                                          0             0

New York Tax-Exempt              None                                                                          0             0

Ohio Tax-Exempt                  None                                                                          0             0

Real Estate                      None                                                                          0             0

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                  None                                                                          0             0

Core Bond                        None                                                                          0             0

Disciplined Equity               None                                                                          0             0

Discovery                        None                                                                          0             0

Growth                        AEIS                1            13,720*        0.09             0.31      336,098*      745,620*

Income Opportunities             None                                                                          0             0

Inflation Protected              None                                                                          0             0
Securities

Large Cap Equity              AEIS                1            10,214*        0.15             0.33        6,644*          353*

Large Cap Value               AEIS                1               276*        0.15             0.17          595*        1,577*

Limited Duration                 None                                                                          0             0
Bond

New Dimensions                AEIS                1           108,435*        0.37             0.77    1,018,149*      324,088*

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                 None                                                                          0             0

Statement of Additional Information - Dec. 30, 2005                      Page 57

                                                                                      PERCENT OF
                                                           AGGREGATE                   AGGREGATE      AGGREGATE     AGGREGATE
                                                             DOLLAR                  DOLLAR AMOUNT      DOLLAR        DOLLAR
                                                           AMOUNT OF    PERCENT OF  OF TRANSACTIONS   AMOUNT OF     AMOUNT OF
                                                          COMMISSIONS   AGGREGATE      INVOLVING     COMMISSIONS   COMMISSIONS
                                              NATURE OF     PAID TO     BROKERAGE     PAYMENT OF       PAID TO       PAID TO
                               BROKER        AFFILIATION     BROKER    COMMISSIONS    COMMISSIONS       BROKER        BROKER
                              ------------------------------------------------------------------------------------------------
            FUND                                              2005                                       2004          2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                      AEIS                1                 0            0                0        8,440*       82,086*

Diversified Equity            AEIS                1             1,716*        0.05             0.15       73,448*       73,410*
Income

Mid Cap Value                 AEIS                1                 0            0                0       39,552*       23,417*

Stock                         AEIS                1            23,308*        0.49             0.58      514,423*      329,816*

Strategic Allocation             None                                                                          0             0

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                 None                                                                          0             0

European Equity                  None                                                                          0             0

Global Balanced                  None                                                                          0             0

Global Bond                      None                                                                          0             0

Global Equity                    None                                                                          0             0

Global Technology             AEIS                1                 0            0                0       97,718*      495,249*

International                 J. P. Morgan        4             9,426         1.40             1.26       22,343             0
Aggressive Growth             Securities,
                              Inc.

                              Cazenove, Inc.      4               339         0.05             0.01            0             0

International Equity             None                                                                          0             0

International Opportunity        None                                                                          0             0

International Select          Sanford C.         10             8,829         0.86             0.30       20,637             0
Value                         Bernstein &
                              Co. LLC

International Small Cap          None                                                                          0             0

                                                              2004                                       2003          2002
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt          None                                                                          0             0

Mid Cap Growth                AEIS                1            17,994*        1.10             1.67       48,993*       56,544*

Tax-Exempt Bond                  None                                                                          0             0

Tax-Exempt High Income           None                                                                          0             0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market          None                                                                          0             0


   *  Represents brokerage clearing fees.

 (1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.
 (2)  Affiliate of UBS, a subadviser.
 (3) Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.
 (4)  Affiliate of American Century, a subadviser.
 (5)  Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
 (6) Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.
 (7)  Affiliate of GAMCO Investors, Inc.
 (8)  Affiliate of Royce & Associates, LLC., a subadviser.
 (9) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.
(10)  Affiliate of Alliance Capital, a subadviser.

 (a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Statement of Additional Information - Dec. 30, 2005                      Page 58

VALUING FUND SHARES
As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 9. VALUING FUND SHARES


                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive
     Class A                                    $119,627,607             11,362,951                          $10.53
     Class B                                      35,834,966              3,418,749                           10.48
     Class C                                       3,083,372                294,292                           10.48
     Class Y                                          47,631                  4,524                           10.53

Portfolio Builder Conservative
     Class A                                      39,897,123              3,898,848                           10.23
     Class B                                      20,554,920              2,013,651                           10.21
     Class C                                       4,481,347                439,018                           10.21
     Class Y                                          10,201                  1,000                           10.20

Portfolio Builder Moderate Aggressive
     Class A                                     245,769,977             23,417,138                           10.50
     Class B                                      67,228,623              6,423,185                           10.47
     Class C                                       6,552,993                626,119                           10.47
     Class Y                                          33,480                  3,188                           10.50

Portfolio Builder Moderate Conservative
     Class A                                      77,638,291              7,502,281                           10.35
     Class B                                      33,819,808              3,276,549                           10.32
     Class C                                       5,954,341                576,615                           10.33
     Class Y                                          10,338                  1,000                           10.34

Portfolio Builder Moderate
     Class A                                     189,888,226             18,140,369                           10.47
     Class B                                      71,814,179              6,883,820                           10.43
     Class C                                       7,955,750                761,900                           10.44
     Class Y                                          40,620                  3,879                           10.47

Portfolio Builder Total Equity
     Class A                                      92,091,638              8,732,306                           10.55
     Class B                                      28,227,386              2,688,269                           10.50
     Class C                                       2,332,601                222,136                           10.50
     Class Y                                          83,553                  7,917                           10.55

Small Company Index
     Class A                                     844,467,080            102,911,670                            8.21
     Class B                                     433,644,981             57,128,419                            7.59
     Class Y                                      19,752,240              2,373,075                            8.32

S&P 500 Index
     Class D                                      69,204,754             15,205,187                            4.55
     Class E                                     301,359,081             65,939,676                            4.57


Statement of Additional Information - Dec. 30, 2005                      Page 59

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value
     Class A                                     864,772,364             85,483,171                           10.12
     Class B                                     275,043,516             27,137,439                           10.14
     Class C                                       3,418,344                339,746                           10.06
     Class I                                          10,834                  1,070                           10.13
     Class Y                                       7,588,846                749,495                           10.13

Precious Metals
     Class A                                      62,278,310              6,936,541                            8.98
     Class B                                      16,662,847              1,947,682                            8.56
     Class C                                       1,639,458                193,412                            8.48
     Class I                                           8,918                    989                            9.02
     Class Y                                          43,718                  4,837                            9.04

Small Cap Advantage
     Class A                                     621,674,455             87,943,516                            7.07
     Class B                                     234,464,316             34,760,836                            6.75
     Class C                                      12,376,977              1,834,812                            6.75
     Class I                                       5,533,930                771,966                            7.17
     Class Y                                         558,895                 78,327                            7.14

Small Cap Growth
     Class A                                     153,495,002             36,595,831                            4.19
     Class B                                      70,741,549             17,412,915                            4.06
     Class C                                       6,481,577              1,595,042                            4.06
     Class I                                       5,507,843              1,300,608                            4.23
     Class Y                                         115,147                 27,301                            4.22

Strategy Aggressive
     Class A                                     453,020,526             39,643,036                           11.43
     Class B                                     150,640,501             14,822,706                           10.16
     Class C                                       1,837,142                180,759                           10.16
     Class I                                          10,749                    919                           11.70
     Class Y                                       1,740,559                149,294                           11.66

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth
     Class A                                      25,011,144              3,432,844                            7.29
     Class B                                       6,887,053                959,077                            7.18
     Class C                                         441,567                 61,518                            7.18
     Class I                                      39,475,546              5,390,829                            7.32
     Class Y                                          35,231                  4,821                            7.31

Fundamental Growth
     Class A                                      18,325,202              3,167,522                            5.79
     Class B                                       6,916,701              1,216,017                            5.69
     Class C                                         318,666                 55,965                            5.69
     Class I                                      62,881,753             10,805,834                            5.82
     Class Y                                          20,924                  3,597                            5.82

Fundamental Value
     Class A                                     641,156,030            117,692,649                            5.45
     Class B                                     293,904,772             55,227,068                            5.32
     Class C                                      17,116,872              3,204,289                            5.34
     Class I                                      38,341,137              6,987,269                            5.49
     Class Y                                         513,806                 93,892                            5.47

Statement of Additional Information - Dec. 30, 2005                      Page 60

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   1,734,607,908            606,766,116                            2.86
     Class B                                     628,996,597            220,191,985                            2.86
     Class C                                      36,119,894             12,717,550                            2.84
     Class I                                          10,072                  3,521                            2.86
     Class Y                                         510,977                178,795                            2.86

Select Value
     Class A                                     525,317,144             79,034,723                            6.65
     Class B                                     202,624,816             31,180,806                            6.50
     Class C                                      11,856,832              1,824,372                            6.50
     Class I                                      13,938,125              2,079,347                            6.70
     Class Y                                          66,312                  9,928                            6.68

Selective
     Class A                                     591,107,900             68,029,020                            8.69
     Class B                                     124,736,789             14,357,845                            8.69
     Class C                                       4,242,590                488,313                            8.69
     Class I                                     143,290,359             16,490,222                            8.69
     Class Y                                      50,484,935              5,815,214                            8.68

Short Duration U.S. Government
     Class A                                     894,085,093            186,727,963                            4.79
     Class B                                     588,209,128            122,837,566                            4.79
     Class C                                      23,606,429              4,929,965                            4.79
     Class I                                      31,332,182              6,535,370                            4.79
     Class Y                                      99,574,002             20,793,917                            4.79

Small Cap Equity
     Class A                                     122,560,969             21,107,913                            5.81
     Class B                                      46,071,722              8,146,718                            5.66
     Class C                                       3,743,293                662,650                            5.65
     Class I                                       7,041,819              1,202,122                            5.86
     Class Y                                         135,399                 23,158                            5.85

Small Cap Value
     Class A                                     746,569,553            112,761,101                            6.62
     Class B                                     347,749,645             53,888,572                            6.45
     Class C                                      21,382,301              3,306,736                            6.47
     Class I                                       9,252,001              1,384,674                            6.68
     Class Y                                         237,915                 35,744                            6.66

U.S. Government Mortgage
     Class A                                     159,223,769             31,128,293                            5.12
     Class B                                      97,863,453             19,124,334                            5.12
     Class C                                      10,556,978              2,062,750                            5.12
     Class I                                           9,924                  1,942                            5.11
     Class Y                                          34,968                  6,838                            5.11

Value
     Class A                                     266,775,559             49,757,191                            5.36
     Class B                                     145,697,978             27,768,947                            5.25
     Class C                                       9,149,580              1,739,170                            5.26
     Class I                                      48,010,163              8,894,177                            5.40
     Class Y                                         158,895                 29,513                            5.38

Statement of Additional Information - Dec. 30, 2005                      Page 61

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt
     Class A                                     189,684,740             35,995,218                            5.27
     Class B                                      16,159,650              3,068,100                            5.27
     Class C                                       3,056,044                579,245                            5.28

Dividend Opportunity
     Class A                                     808,056,488            110,670,374                            7.30
     Class B                                     297,235,931             40,987,439                            7.25
     Class C                                      11,875,411              1,638,182                            7.25
     Class I                                          11,068                  1,513                            7.32
     Class Y                                         168,909                 23,085                            7.32

Insured Tax-Exempt
     Class A                                     323,488,272             58,836,401                            5.50
     Class B                                      46,534,461              8,464,126                            5.50
     Class C                                       5,852,002              1,062,313                            5.51
     Class Y                                           1,443                    263                            5.49

Massachusetts Tax-Exempt
     Class A                                      56,077,745             10,296,587                            5.45
     Class B                                      17,522,009              3,217,293                            5.45
     Class C                                       1,368,946                251,459                            5.44

Michigan Tax-Exempt
     Class A                                      53,273,688              9,955,048                            5.35
     Class B                                       5,477,255              1,023,070                            5.35
     Class C                                       1,841,153                343,994                            5.35

Minnesota Tax-Exempt
     Class A                                     341,393,866             63,764,004                            5.35
     Class B                                      48,659,135              9,087,318                            5.35
     Class C                                       9,005,026              1,681,783                            5.35

New York Tax-Exempt
     Class A                                      72,589,870             14,013,395                            5.18
     Class B                                      10,908,968              2,105,995                            5.18
     Class C                                       1,372,838                265,013                            5.18

Ohio Tax-Exempt
     Class A                                      51,047,773              9,547,336                            5.35
     Class B                                       8,148,165              1,523,978                            5.35
     Class C                                       1,913,283                357,731                            5.35

Real Estate
     Class A                                      61,688,427              4,590,743                           13.44
     Class B                                      18,120,502              1,355,604                           13.37
     Class C                                         930,923                 69,635                           13.37
     Class I                                      52,785,478              3,922,401                           13.46
     Class Y                                          35,779                  2,669                           13.41

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management
     Class A                                   3,053,596,963          3,053,389,372                            1.00
     Class B                                     129,253,208            129,443,572                            1.00
     Class C                                       2,169,631              2,169,977                            1.00
     Class I                                      12,099,006             12,099,403                            1.00
     Class Y                                     139,530,681            139,596,472                            1.00

Statement of Additional Information - Dec. 30, 2005                      Page 62

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
Core Bond
     Class A                                      39,922,457              4,107,510                            9.72
     Class B                                      11,959,070              1,230,225                            9.72
     Class C                                         595,484                 61,240                            9.72
     Class I                                     113,058,521             11,642,707                            9.71
     Class Y                                         100,477                 10,341                            9.72

Disciplined Equity
     Class A                                      28,058,336              4,189,337                            6.70
     Class B                                       9,287,787              1,402,057                            6.62
     Class C                                         188,938                 28,519                            6.62
     Class I                                      81,805,703             12,152,084                            6.73
     Class Y                                          34,351                  5,118                            6.71

Discovery
     Class A                                     150,554,497             16,143,047                            9.33
     Class B                                      12,996,095              1,539,633                            8.44
     Class C                                          26,679                  3,168                            8.42
     Class Y                                       2,778,376                293,582                            9.46

Growth
     Class A                                   2,101,095,913             74,131,468                           28.34
     Class B                                     578,073,340             22,222,644                           26.01
     Class C                                      14,995,769                576,446                           26.01
     Class I                                     146,738,136              5,072,507                           28.93
     Class Y                                     304,157,098             10,557,701                           28.81

Income Opportunities
     Class A                                     196,563,730             18,663,072                           10.53
     Class B                                      79,198,259              7,522,267                           10.53
     Class C                                       6,860,418                651,716                           10.53
     Class I                                      68,574,958              6,502,225                           10.55
     Class Y                                         406,041                 38,524                           10.54

Inflation Protected Securities
     Class A                                      86,210,888              8,606,293                           10.02
     Class B                                      48,510,793              4,844,943                           10.01
     Class C                                       3,772,778                376,805                           10.01
     Class I                                      51,702,672              5,161,341                           10.02
     Class Y                                          10,016                  1,000                           10.02

Large Cap Equity
     Class A                                   1,030,109,387            195,824,050                            5.26
     Class B                                     471,864,336             91,616,485                            5.15
     Class C                                       9,284,115              1,799,299                            5.16
     Class I                                      42,610,172              8,026,676                            5.31
     Class Y                                         208,437                 39,442                            5.28

Large Cap Value
     Class A                                      74,114,932             12,713,655                            5.83
     Class B                                      28,468,201              4,935,011                            5.77
     Class C                                       1,392,159                241,376                            5.77
     Class I                                      37,827,081              6,453,226                            5.86
     Class Y                                         140,096                 23,947                            5.85


Statement of Additional Information - Dec. 30, 2005                      Page 63

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                      83,392,570              8,517,001                            9.79
     Class B                                      25,023,689              2,555,305                            9.79
     Class C                                       1,611,885                164,656                            9.79
     Class I                                      70,057,990              7,154,021                            9.79
     Class Y                                          59,896                  6,118                            9.79

New Dimensions
     Class A                                   6,845,241,780            285,315,473                           23.99
     Class B                                   2,003,569,556             88,486,457                           22.64
     Class C                                      45,662,322              2,019,120                           22.61
     Class I                                      69,748,064              2,889,590                           24.14
     Class Y                                   2,557,141,395            106,000,741                           24.12

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond
     Class A                                   1,774,392,052            362,799,390                            4.89
     Class B                                     484,320,317             99,003,330                            4.89
     Class C                                      18,092,300              3,693,765                            4.90
     Class I                                           9,963                  2,037                            4.89
     Class Y                                     202,310,332             41,351,259                            4.89

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced
     Class A                                     989,855,377            100,563,086                            9.84
     Class B                                      81,235,914              8,306,982                            9.78
     Class C                                       3,167,458                324,045                            9.77
     Class Y                                     164,005,099             16,664,056                            9.84

Diversified Equity Income
     Class A                                   3,750,608,952            309,712,571                           12.11
     Class B                                   1,141,027,745             94,507,900                           12.07
     Class C                                      58,192,787              4,825,899                           12.06
     Class I                                      95,655,178              7,887,479                           12.13
     Class Y                                      57,832,165              4,771,115                           12.12

Mid Cap Value
     Class A                                     781,926,580             91,332,628                            8.56
     Class B                                     242,239,643             28,890,614                            8.38
     Class C                                      13,765,933              1,641,443                            8.39
     Class I                                      11,962,819              1,382,578                            8.65
     Class Y                                         817,961                 94,943                            8.62

Stock
     Class A                                   1,465,893,330             73,190,529                           20.03
     Class B                                      96,842,633              4,876,852                           19.86
     Class C                                       2,561,437                129,515                           19.78
     Class I                                      29,862,147              1,491,161                           20.03
     Class Y                                     332,409,340             16,599,166                           20.03

Strategic Allocation
     Class A                                     937,598,891             94,157,621                            9.96
     Class B                                      96,316,098              9,745,469                            9.88
     Class C                                       6,951,641                705,134                            9.86
     Class Y                                       4,286,744                430,514                            9.96

Statement of Additional Information - Dec. 30, 2005                      Page 64

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets
     Class A                                     294,798,922             35,826,550                            8.23
     Class B                                      73,863,781              9,501,233                            7.77
     Class C                                       2,661,530                341,553                            7.79
     Class I                                      19,381,418              2,322,319                            8.35
     Class Y                                       2,447,909                293,926                            8.33

European Equity
     Class A                                      78,423,112             18,715,930                            4.19
     Class B                                      30,637,252              7,429,954                            4.12
     Class C                                       1,384,438                335,753                            4.12
     Class I                                          12,031                  2,865                            4.20
     Class Y                                          15,392                  3,668                            4.20

Global Balanced
     Class A                                      66,101,718             11,384,322                            5.81
     Class B                                      24,915,373              4,366,600                            5.71
     Class C                                       1,356,124                238,966                            5.67
     Class Y                                      29,973,259              5,134,527                            5.84

Global Bond
     Class A                                     353,306,100             53,604,049                            6.59
     Class B                                     110,636,065             16,777,180                            6.59
     Class C                                       4,262,484                649,122                            6.57
     Class I                                      88,550,052             13,406,394                            6.61
     Class Y                                          84,162                 12,737                            6.61

Global Equity
     Class A                                     446,193,352             71,576,192                            6.23
     Class B                                     101,828,582             17,316,751                            5.88
     Class C                                       2,334,217                399,315                            5.85
     Class Y                                       6,374,512              1,013,563                            6.29

Global Technology
     Class A                                     119,620,235             60,027,181                            1.99
     Class B                                      46,433,081             26,742,918                            1.74
     Class C                                       3,185,209              1,829,272                            1.74
     Class I                                          11,844                  5,882                            2.01
     Class Y                                         326,124                162,930                            2.00

International Aggressive Growth
     Class A                                     215,872,577             26,820,498                            8.05
     Class B                                      57,819,694              7,397,837                            7.82
     Class C                                       3,261,563                417,375                            7.81
     Class I                                      82,548,346             10,155,034                            8.13
     Class Y                                         515,894                 63,737                            8.09

International Equity
     Class A                                      91,200,721             12,421,110                            7.34
     Class B                                      24,016,557              3,318,677                            7.24
     Class C                                       1,455,722                201,064                            7.24
     Class I                                      45,221,005              6,123,641                            7.38
     Class Y                                          94,215                 12,808                            7.36


Statement of Additional Information - Dec. 30, 2005                      Page 65

                  FUND                          NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
-------------------------------------------------------------------------------------------------------------------
International Opportunity
     Class A                                     407,578,897             53,203,222                            7.66
     Class B                                      81,360,280             10,929,544                            7.44
     Class C                                       2,726,160                368,649                            7.40
     Class I                                      49,993,704              6,452,691                            7.75
     Class Y                                         366,531                 47,574                            7.70

International Select Value
     Class A                                     998,861,154            111,046,133                            9.00
     Class B                                     307,576,476             35,286,756                            8.72
     Class C                                      17,029,395              1,954,898                            8.71
     Class I                                      61,144,808              6,727,163                            9.09
     Class Y                                         915,632                101,103                            9.06

International Small Cap
     Class A                                      65,510,944              7,438,951                            8.81
     Class B                                      16,955,452              1,972,160                            8.60
     Class C                                         839,377                 97,387                            8.62
     Class I                                      10,298,228              1,158,140                            8.89
     Class Y                                          86,855                  9,817                            8.85

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt
     Class A                                     125,807,592             23,343,822                            5.39
     Class B                                      22,556,935              4,188,280                            5.39
     Class C                                       9,148,911              1,698,678                            5.39
     Class Y                                           1,302                    243                            5.36

Mid Cap Growth
     Class A                                   1,489,202,349            117,818,422                           12.64
     Class B                                     407,744,077             34,919,110                           11.68
     Class C                                      14,571,251              1,248,024                           11.68
     Class I                                      12,461,840                973,107                           12.81
     Class Y                                     233,309,493             18,259,470                           12.78

Tax-Exempt Bond
     Class A                                     674,338,988            173,415,848                            3.89
     Class B                                      36,040,487              9,267,790                            3.89
     Class C                                       4,656,372              1,197,023                            3.89
     Class Y                                           1,894                    487                            3.89

Tax-Exempt High Income
     Class A                                   3,913,819,641            886,250,598                            4.42
     Class B                                     249,987,882             56,626,191                            4.41
     Class C                                      27,765,310              6,285,479                            4.42
     Class Y                                           1,992                    451                            4.42

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                             N/A                N/A                                     1.00


Statement of Additional Information - Dec. 30, 2005                      Page 66

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

   - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

   - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

   - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

   - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

   - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

   - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

   - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

   - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

   - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

   - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.


The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.


FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

Statement of Additional Information - Dec. 30, 2005                      Page 67

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in another unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE
The funds' Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the website (www.riversource.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

Statement of Additional Information - Dec. 30, 2005                      Page 68

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the funds' Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Statement of Additional Information - Dec. 30, 2005                      Page 69

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

   - CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

   - CHANGES IN CAPITAL STRUCTURE -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

   - STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

   - SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Statement of Additional Information - Dec. 30, 2005                      Page 70

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be obtained without charge:


   -  Through www.riversource.com/funds,


   -  On a website maintained by the SEC, www.sec.gov, or

   - By calling the fund's administrator, Board Services Corporation, collect at (612) 330-9283.

INVESTING IN A FUND

SALES CHARGE
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A -- CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 10. CLASS A SALES CHARGE


                               BALANCED, EQUITY, FUND OF FUNDS -        FUND OF FUNDS - BOND, STATE TAX-EXEMPT
       FUND CATEGORY                         EQUITY                      BOND, TAXABLE BOND, TAX-EXEMPT BOND
----------------------------------------------------------------------------------------------------------------
                                                      SALES CHARGE* AS A PERCENTAGE OF:
----------------------------------------------------------------------------------------------------------------
                              PUBLIC OFFERING        NET AMOUNT         PUBLIC OFFERING
TOTAL MARKET VALUE                PRICE**             INVESTED              PRICE**          NET AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------
Up to $49,999                      5.75%               6.10%                 4.75%                  4.99%
$50,000-$99,999                    4.75%               4.99%                 4.25%                  4.44%
$100,000-$249,999                  3.50%               3.63%                 3.50%                  3.63%
$250,000-$499,999                  2.50%               2.56%                 2.50%                  2.56%
$500,000-$999,999                  2.00%               2.04%                 2.00%                  2.04%
$1,000,000 or more***              0.00%               0.00%                 0.00%                  0.00%


  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 **  Offering price includes the sales charge.
*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a fee to a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.

Statement of Additional Information - Dec. 30, 2005                      Page 71

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                         TABLE 11. PUBLIC OFFERING PRICE

                                                                    1.0 MINUS MAXIMUM
                  FUND                        NET ASSET VALUE          SALES CHARGE       PUBLIC OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                      $10.53                  0.9425                 $11.17
Portfolio Builder Conservative                     10.23                  0.9525                  10.74
Portfolio Builder Moderate                         10.47                  0.9425                  11.11
Portfolio Builder Moderate Aggressive              10.50                  0.9425                  11.14
Portfolio Builder Moderate Conservative            10.35                  0.9525                  10.87
Portfolio Builder Total Equity                     10.55                  0.9425                  11.19
Small Company Index                                 8.21                  0.9425                   8.71
S&P 500 Index (for Class D)                         4.55             No sales charge               4.55

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                       10.12                  0.9425                  10.74
Precious Metals                                     8.98                  0.9425                   9.53
Small Cap Advantage                                 7.07                  0.9425                   7.50
Small Cap Growth                                    4.19                  0.9425                   4.45
Strategy Aggressive                                11.43                  0.9425                  12.13

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                   7.29                  0.9425                   7.73
Fundamental Growth                                  5.79                  0.9425                   6.14
Fundamental Value                                   5.45                  0.9425                   5.78
High Yield Bond                                     2.86                  0.9525                   3.00
Select Value                                        6.65                  0.9425                   7.06
Selective                                           8.69                  0.9525                   9.12
Short Duration U.S. Government                      4.79                  0.9525                   5.03
Small Cap Equity                                    5.81                  0.9425                   6.16
Small Cap Value                                     6.62                  0.9425                   7.02
U.S. Government Mortgage                            5.12                  0.9525                   5.38
Value                                               5.36                  0.9425                   5.69

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                               5.27                  0.9525                   5.53
Dividend Opportunity                                7.30                  0.9425                   7.75
Insured Tax-Exempt                                  5.50                  0.9525                   5.77
Massachusetts Tax-Exempt                            5.45                  0.9525                   5.72
Michigan Tax-Exempt                                 5.35                  0.9525                   5.62
Minnesota Tax-Exempt                                5.35                  0.9525                   5.62
New York Tax-Exempt                                 5.18                  0.9525                   5.44
Ohio Tax-Exempt                                     5.35                  0.9525                   5.62
Real Estate                                        13.44                  0.9425                  14.26

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                     1.00             No sales charge               1.00
Core Bond                                           9.72                  0.9525                  10.20
Disciplined Equity                                  6.70                  0.9425                   7.11
Discovery                                           9.33                  0.9425                   9.90
Growth                                             28.34                  0.9425                  30.07

Statement of Additional Information - Dec. 30, 2005                      Page 72

                                                                    1.0 MINUS MAXIMUM
                  FUND                        NET ASSET VALUE          SALES CHARGE       PUBLIC OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Income Opportunities                               10.53                  0.9525                  11.06
Inflation Protected Securities                     10.02                  0.9525                  10.52
Large Cap Equity                                    5.26                  0.9425                   5.58
Large Cap Value                                     5.83                  0.9425                   6.19
Limited Duration Bond                               9.79                  0.9525                  10.28
New Dimensions                                     23.99                  0.9425                  25.45

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                    4.89                  0.9525                   5.13

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                            9.84                  0.9425                  10.44
Diversified Equity Income                          12.11                  0.9425                  12.85
Mid Cap Value                                       8.56                  0.9425                   9.08
Stock                                              20.03                  0.9425                  21.25
Strategic Allocation                                9.96                  0.9425                  10.57

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                    8.23                  0.9425                   8.73
European Equity                                     4.19                  0.9425                   4.45
Global Balanced                                     5.81                  0.9425                   6.16
Global Bond                                         6.59                  0.9525                   6.92
Global Equity                                       6.23                  0.9425                   6.61
Global Technology                                   1.99                  0.9425                   2.11
International Aggressive Growth                     8.05                  0.9425                   8.54
International Equity                                7.34                  0.9425                   7.79
International Opportunity                           7.66                  0.9425                   8.13
International Select Value                          9.00                  0.9425                   9.55
International Small Cap                             8.81                  0.9425                   9.35

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                             5.39                  0.9525                   5.66
Mid Cap Growth                                     12.64                  0.9425                  13.41
Tax-Exempt Bond                                     3.89                  0.9525                   4.08
Tax-Exempt High Income                              4.42                  0.9525                   4.64

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                             1.00             No sales charge               1.00


The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

                              DEFERRED SALES CHARGE

                                                       NUMBER OF PARTICIPANTS
                                                  --------------------------------
            TOTAL PLAN ASSETS                        1-99           100 OR MORE
            ----------------------------------------------------------------------
                Less than $1 million                  4%                 0%
                 $1 million or more                   0%                 0%

Statement of Additional Information - Dec. 30, 2005                      Page 73

CLASS A -- REDUCING THE SALES CHARGE
For purposes of reducing the sales charge:

   - If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

   - If the parents or guardians of a minor child who is the beneficiary of one or more Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA) accounts are not members of the same primary household group, the distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

CLASS A -- LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before receipt of your signed LOI in the distributor's corporate office will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of an RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Statement of Additional Information - Dec. 30, 2005                      Page 74

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

   -  Qualified employee benefit plans* if the plan:

        - uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has

             -  at least $10 million in plan assets or

             -  500 or more participants; or

        -  does not use daily transfer recordkeeping and has

             -  at least $3 million invested in RiverSource funds or

             -  500 or more participants.

        A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.

   - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.

   - Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

   - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

MONEY MARKET FUNDS
The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

Statement of Additional Information - Dec. 30, 2005                      Page 75

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another RiverSource fund may be used to automatically purchase shares in the same class of another fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to another fund the following day. Dividends can be exchanged into the same class of another RiverSource fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

   - Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which Ameriprise Trust Company acts as custodian;

   - Between two Ameriprise Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

   - Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under UGMA or UTMA only into other UGMA or UTMA accounts with identical ownership.

Each fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserves the right to reject any business, in its sole discretion.

SELLING SHARES
You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

   - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

   - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

   - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Statement of Additional Information - Dec. 30, 2005                      Page 76

PAY-OUT PLANS
You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which Ameriprise Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial advisor or investment professional, or write RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Statement of Additional Information - Dec. 30, 2005                      Page 77

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 12. CAPITAL LOSS CARRYOVER

                         TOTAL        AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT     AMOUNT
                      CAPITAL LOSS   EXPIRING  EXPIRING IN EXPIRING IN EXPIRING IN EXPIRING IN   EXPIRING    EXPIRING   EXPIRING
        FUND           CARRYOVERS    IN 2007       2008        2009        2010        2011      IN 2012     IN 2013    IN 2014
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder                0
Aggressive

Portfolio Builder                0
Conservative

Portfolio Builder                0
Moderate

Portfolio Builder                0
Moderate Aggressive

Portfolio Builder                0
Moderate
Conservative

Portfolio Builder                0
Total Equity

Small Company Index              0

S&P 500 Index           49,784,007           0           0   2,387,603   5,744,216   9,288,103  16,618,673  15,745,412           0

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value           225,502,046           0           0           0           0 183,326,800  42,175,246           0           0

Precious Metals         12,026,077           0           0   6,859,490           0           0           0   1,731,355   3,435,232

Small Cap Advantage              0

Small Cap Growth        18,477,538           0           0           0           0  18,477,538           0           0           0

Strategy Aggressive  1,414,474,084           0           0 207,116,650 841,156,325 315,348,051  23,741,111  27,111,947           0

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth          593,899           0           0           0           0           0           0     593,899           0

Fundamental Growth         645,527           0           0           0           0           0           0     320,705     324,822

Fundamental Value       10,783,099           0           0           0     180,117   5,185,330   2,015,696   1,996,447   1,405,509

High Yield Bond      1,376,361,404           0  80,574,095 226,001,198 517,121,802 552,664,309           0           0           0

Select Value            35,108,088           0           0           0  15,995,507  16,604,151   2,508,430           0           0

Selective               29,747,019           0           0           0           0  24,224,582           0   5,017,493     504,944

Short Duration         205,645,039           0  35,174,077 117,356,906           0           0           0  36,267,962  16,846,094
U.S. Government

Small Cap Equity                 0

Small Cap Value                  0

U.S. Government                  0
Mortgage

Value                            0

Statement of Additional Information - Dec. 30, 2005                      Page 78

                         TOTAL        AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT     AMOUNT
                      CAPITAL LOSS   EXPIRING  EXPIRING IN EXPIRING IN EXPIRING IN EXPIRING IN   EXPIRING    EXPIRING   EXPIRING
        FUND           CARRYOVERS    IN 2007       2008        2009        2010        2011      IN 2012     IN 2013    IN 2014
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California                       0
Tax-Exempt

Dividend               501,472,613           0           0           0           0 501,472,613           0           0           0
Opportunity

Insured                          0
Tax-Exempt

Massachusetts                    0
Tax-Exempt

Michigan                         0
Tax-Exempt

Minnesota                        0
Tax-Exempt

New York                         0
Tax-Exempt

Ohio                        87,465           0           0           0           0           0           0      87,465           0
Tax-Exempt

Real Estate                      0

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                  0

Core Bond                  138,430           0           0           0           0           0           0           0     138,430

Disciplined Equity               0

Discovery               68,875,260           0           0           0  26,744,961  42,130,299           0           0           0

Growth                 913,031,953           0           0           0 544,257,626 368,774,327           0           0           0

Income                           0
Opportunities

Inflation                   52,096           0           0           0           0           0           0           0      52,096
Protected
Securities

Large Cap Equity       953,822,923           0 506,643,917 416,711,846  20,988,174   9,478,986           0           0           0

Large Cap Value                  0

Limited Duration            34,483           0           0           0           0           0           0           0      34,483
Bond

New Dimensions          61,551,685           0   5,869,455  42,999,536   8,294,019   4,388,675           0           0           0

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond       104,817,787           0           0  78,698,873  26,118,914           0           0           0           0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced               836,509,970           0           0           0 442,946,112 368,676,980  24,886,878           0           0

Diversified Equity               0
Income

Mid Cap Value                    0

Stock                   32,594,987           0           0           0           0  32,594,987           0           0           0

Strategic              112,166,989           0           0           0   9,602,040 102,564,949           0           0           0
Allocation

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets           898,826           0           0     898,826           0           0           0           0           0

European Equity         88,587,807           0           0  67,052,074  16,514,518   5,021,215           0           0           0

Global Balanced         33,899,972           0           0  20,987,618  10,684,989   2,227,365           0           0           0

Global Bond              6,100,374           0           0           0   6,100,374           0           0           0           0

Global Equity          565,449,466           0           0 391,304,630 143,634,885  30,509,951           0           0           0

Global Technology      386,068,821           0           0 304,769,594  81,299,227           0           0           0           0


Statement of Additional Information - Dec. 30, 2005                      Page 79

                         TOTAL        AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT      AMOUNT     AMOUNT
                      CAPITAL LOSS   EXPIRING  EXPIRING IN EXPIRING IN EXPIRING IN EXPIRING IN   EXPIRING    EXPIRING   EXPIRING
        FUND           CARRYOVERS    IN 2007       2008        2009        2010        2011      IN 2012     IN 2013    IN 2014
----------------------------------------------------------------------------------------------------------------------------------
International                    0
Aggressive Growth

International                    0
Equity

International          419,302,462           0           0 321,807,492  59,231,998  38,262,972           0           0           0
Opportunity

International                    0
Select Value

International                    0
Small Cap

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate                     0
Tax-Exempt

Mid Cap Growth         221,285,665           0           0 111,582,809  92,560,758           0  17,142,098           0           0

Tax-Exempt Bond                  0

Tax-Exempt               3,778,031   3,757,482      20,549           0           0           0           0           0           0
High Income

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money            18,498           0         167           0      18,331           0           0           0           0
Market


It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

Statement of Additional Information - Dec. 30, 2005                      Page 80

FOR STATE TAX-EXEMPT BOND AND TAX-EXEMPT BOND FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE BOND FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Dec. 30, 2005                      Page 81

           TABLE 13. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

                                               PERCENT OF DIVIDENDS QUALIFYING FOR    QUALIFIED DIVIDEND INCOME FOR
                    FUND                               CORPORATE DEDUCTION                     INDIVIDUALS
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                                  16.99%                               29.31%

Portfolio Builder Conservative                                 5.46                                9.73
Portfolio Builder Moderate                                    10.03                               17.52
Portfolio Builder Moderate Aggressive                         13.43                               23.64
Portfolio Builder Moderate Conservative                        7.66                               13.39
Portfolio Builder Total Equity                                20.84                               36.74
Small Company Index                                               0                                   0
S&P 500 Index                                                100.00                              100.00

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                                 100.00                              100.00
Precious Metals                                                0.50                                3.00
Small Cap Advantage                                               0                                   0
Small Cap Growth                                                  0                                   0
Strategy Aggressive                                               0                                   0

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                              3.17                                3.23
Fundamental Growth                                            19.07                               19.00
Fundamental Value                                            100.00                              100.00
High Yield Bond                                                0.99                                0.99
Select Value                                                 100.00                              100.00
Selective                                                         0                                   0
Short Duration U.S. Government                                    0                                   0
Small Cap Equity                                               6.07                                6.31
Small Cap Value                                               33.67                               43.71
U.S. Government Mortgage                                          0                                   0
Value                                                        100.00                              100.00

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                             0                                   0
Dividend Opportunity                                         100.00                              100.00
Insured Tax-Exempt                                                0                                   0
Massachusetts Tax-Exempt                                          0                                   0
Michigan Tax-Exempt                                               0                                   0
Minnesota Tax-Exempt                                              0                                   0
New York Tax-Exempt                                               0                                   0
Ohio Tax-Exempt                                                   0                                   0
Real Estate                                                    0.12                                1.61

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                                   0                                   0
Core Bond                                                         0                                   0
Disciplined Equity                                            34.99                               35.08
Discovery                                                         0                                   0
Growth                                                            0                                   0
Income Opportunities                                           0.13                                0.13
Inflation Protected Securities                                    0                                   0
Large Cap Equity                                              91.46                               91.96
Large Cap Value                                               50.94                               55.22

Statement of Additional Information - Dec. 30, 2005                      Page 82

                                               PERCENT OF DIVIDENDS QUALIFYING FOR    QUALIFIED DIVIDEND INCOME FOR
                    FUND                               CORPORATE DEDUCTION                     INDIVIDUALS
-------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                             0                                   0
New Dimensions                                               100.00                              100.00

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                                  0                                   0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                      61.50                               68.42
Diversified Equity Income                                    100.00                              100.00
Mid Cap Value                                                 78.07                               83.61
Stock                                                        100.00                              100.00
Strategic Allocation                                          78.92                               99.76

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                                  0                              100.00
European Equity                                                   0                              100.00
Global Balanced                                               15.46                               39.08
Global Bond                                                       0                                   0
Global Equity                                                100.00                              100.00
Global Technology                                                 0                                   0
International Aggressive Growth                                1.48                               99.98
International Equity                                           0.19                               47.51
International Opportunity                                         0                              100.00
International Select Value                                        0                                   0
International Small Cap                                           0                               36.78

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                           0                                   0
Mid Cap Growth                                                    0                                   0
Tax-Exempt Bond                                                   0                                   0
Tax-Exempt High Income                                            0                                   0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                           0                                   0


A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Statement of Additional Information - Dec. 30, 2005                      Page 83

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Statement of Additional Information - Dec. 30, 2005                      Page 84

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee.

         TABLE 14. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF
                FUND                      ASSETS (BILLIONS)          ASSET LEVEL       MOST RECENT FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                            First $0.50                0.890                    0.890
                                              Next 0.50                 0.865
                                              Next 1.0                  0.840
                                              Next 1.0                  0.815
                                              Next 3.0                  0.790
                                              Over 6.0                  0.765

Balanced                                     First $1.0                 0.530                    0.525
                                              Next 1.0                  0.505
                                              Next 1.0                  0.480
                                              Next 3.0                  0.455
                                              Over 6.0                  0.430

California Tax-Exempt                        First $0.25                0.470          California - 0.470
Massachusetts Tax-Exempt                      Next 0.25                 0.445          Massachusetts - 0.470
Michigan Tax-Exempt                           Next 0.25                 0.420          Michigan - 0.470
Minnesota Tax-Exempt                          Next 0.25                 0.405          Minnesota - 0.461
New York Tax-Exempt                           Over 1.0                  0.380          New York - 0.470
Ohio Tax-Exempt                                                                        Ohio - 0.470

Cash Management                              First $1.0                 0.360          Cash -  0.327
Tax-Exempt Money Market                       Next 0.5                  0.343          Tax-Exempt - 0.360
                                              Next 0.5                  0.325
                                              Next 0.5                  0.308
                                              Next 1.0                  0.290
                                              Next 3.0                  0.270
                                              Over 6.5                  0.250

Core Bond                                    First $1.0                 0.540                    0.540
Limited Duration Bond                         Next 1.0                  0.515
                                              Next 1.0                  0.490
                                              Next 3.0                  0.465
                                              Next 3.0                  0.440
                                              Over 9.0                  0.415

Disciplined Equity                           First $1.0                 0.600          Disciplined Equity - 0.600
Growth                                        Next 1.0                  0.575          Growth - 0.573
Large Cap Equity                              Next 1.0                  0.550          Large Cap Equity - 0.591
Large Cap Value                               Next 3.0                  0.525          Large Cap Value - 0.600
Mid Cap Growth                                Next 6.0                  0.500          Mid Cap Growth- 0.585
New Dimensions                                Next 12.0                 0.490          New Dimensions - 0.526
                                              Over 24.0                 0.480

Statement of Additional Information - Dec. 30, 2005                      Page 85

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF
                FUND                      ASSETS (BILLIONS)          ASSET LEVEL       MOST RECENT FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------
Discovery                                    First $0.25                0.640                    0.640
                                              Next 0.25                 0.615
                                              Next 0.25                 0.590
                                              Next 0.25                 0.565
                                              Next 1.0                  0.540
                                              Over 2.0                  0.515

Diversified Bond                             First $1.0                 0.520          Diversified Bond - 0.500
Selective                                     Next 1.0                  0.495          Selective - 0.520
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395

Diversified Equity Income                    First $0.50                0.530          Diversified Equity Income
Equity Value                                  Next 0.50                 0.505          -0.462
Stock                                         Next 1.0                  0.480          Equity Value - 0.513
Strategic Allocation                          Next 1.0                  0.455          Stock - 0.499
                                              Next 3.0                  0.430          Strategic Allocation -
                                              Over 6.0                  0.400          0.516

Dividend Opportunity                         First $0.50                0.610                    0.594
                                              Next 0.50                 0.585
                                              Next 1.0                  0.560
                                              Next 1.0                  0.535
                                              Next 3.0                  0.510
                                              Over 6.0                  0.480

Emerging Markets                             First $0.25                1.100                    1.093
                                              Next 0.25                 1.080
                                              Next 0.25                 1.060
                                              Next 0.25                 1.040
                                              Next 1.0                  1.020
                                              Over 2.0                  1.000

European Equity                              First $0.25                0.800          European Equity - 0.800
Global Equity                                 Next 0.25                 0.775          Global Equity - 0.784
International Opportunity                     Next 0.25                 0.750          International Opportunity
Precious Metals                               Next 0.25                 0.725          - 0.785
                                              Next 1.0                  0.700          Precious Metals - 0.800
                                              Over 2.0                  0.675

Fundamental Growth                           First $1.0                 0.780                    0.780
                                              Next 1.0                  0.755
                                              Next 1.0                  0.730
                                              Next 3.0                  0.705
                                              Over 6.0                  0.680

Fundamental Value                            First $0.50                0.730          Fundamental Value - 0.718
Value                                         Next 0.50                 0.705          Value - 0.730
                                              Next 1.0                  0.680
                                              Next 1.0                  0.655
                                              Next 3.0                  0.630
                                              Over 6.0                  0.600

Global Balanced                              First $0.25                0.790                    0.790
                                              Next 0.25                 0.765
                                              Next 0.25                 0.740
                                              Next 0.25                 0.715
                                              Next 1.0                  0.690
                                              Over 2.0                  0.665


Statement of Additional Information - Dec. 30, 2005                      Page 86

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF
                FUND                      ASSETS (BILLIONS)          ASSET LEVEL       MOST RECENT FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------
Global Bond                                  First $0.25                0.770                    0.754
                                              Next 0.25                 0.745
                                              Next 0.25                 0.720
                                              Next 0.25                 0.695
                                              Over 1.0                  0.670

Global Technology                            First $0.25                0.720                    0.720
                                              Next 0.25                 0.695
                                              Next 0.25                 0.670
                                              Next 0.25                 0.645
                                              Next 1.0                  0.620
                                              Over 2.0                  0.595

High Yield Bond                              First $1.0                 0.590                    0.568
                                              Next 1.0                  0.565
                                              Next 1.0                  0.540
                                              Next 3.0                  0.515
                                              Next 3.0                  0.490
                                              Over 9.0                  0.465

Income Opportunities                         First $1.0                 0.610                    0.610
                                              Next 1.0                  0.585
                                              Next 1.0                  0.560
                                              Next 3.0                  0.535
                                              Next 3.0                  0.510
                                              Over 9.0                  0.485

Inflation Protected Securities               First $1.0                 0.440                    0.440
                                              Next 1.0                  0.415
                                              Next 1.0                  0.390
                                              Next 3.0                  0.365
                                              Next 3.0                  0.340
                                              Over 9.0                  0.315

Insured Tax-Exempt                           First $1.0                 0.450                    0.450
Intermediate Tax-Exempt                       Next 1.0                  0.425
Tax-Exempt Bond                               Next 1.0                  0.400
                                              Next 3.0                  0.375
                                              Over 6.0                  0.350

International Aggressive Growth              First $0.25                1.000                    0.992
                                              Next 0.25                 0.975
                                              Next 0.25                 0.950
                                              Next 0.25                 0.925
                                              Next 1.0                  0.900
                                              Over 2.0                  0.875

International Equity                         First $0.25                0.970                    0.970
                                              Next 0.25                 0.945
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                              Next 1.0                  0.870
                                              Over 2.0                  0.845

International Select Value                   First $0.25                0.900                    0.845
                                              Next 0.25                 0.875
                                              Next 0.25                 0.850
                                              Next 0.25                 0.825
                                              Next 1.0                  0.800
                                              Over 2.0                  0.775


Statement of Additional Information - Dec. 30, 2005                      Page 87

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF
                FUND                      ASSETS (BILLIONS)          ASSET LEVEL       MOST RECENT FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------
International Small Cap                      First $0.25                1.120                    1.120
                                              Next 0.25                 1.095
                                              Next 0.25                 1.070
                                              Next 0.25                 1.045
                                              Next 1.0                  1.020
                                              Over 2.0                  0.995

Mid Cap Value                                First $1.0                 0.700                    0.699
                                              Next 1.0                  0.675
                                              Next 1.0                  0.650
                                              Next 3.0                  0.625
                                              Next 6.0                  0.600
                                              Next 12.0                 0.590
                                              Over 24.0                 0.580

Portfolio Builder Aggressive                     All                    0.080                    0.080
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate
Conservative
Portfolio Builder Total Equity

Real Estate                                  First $1.0                 0.840                    0.840
                                              Next 1.0                  0.815
                                              Next 1.0                  0.790
                                              Next 3.0                  0.765
                                              Next 6.0                  0.740
                                              Next 12.0                 0.730
                                              Over 24.0                 0.720

S&P 500 Index                                First $1.0                 0.240                    0.240
                                              Next 1.0                  0.230
                                              Next 3.0                  0.220
                                              Over 5.0                  0.210

Select Value                                 First $0.50                0.780                    0.772
                                              Next 0.50                 0.755
                                              Next 1.0                  0.730
                                              Next 1.0                  0.705
                                              Next 3.0                  0.680
                                              Over 6.0                  0.650

Short Duration U.S. Government               First $1.0                 0.520                    0.510
                                              Next 1.0                  0.495
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395

Small Cap Advantage                          First $0.25                0.740                    0.708
                                              Next 0.25                 0.715
                                              Next 0.25                 0.690
                                              Next 0.25                 0.665
                                              Next 1.0                  0.640
                                              Over 2.0                  0.615

Statement of Additional Information - Dec. 30, 2005                      Page 88

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF
                FUND                      ASSETS (BILLIONS)          ASSET LEVEL       MOST RECENT FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------
Small Cap Equity                             First $0.25                0.970          Small Cap Equity - 0.970
Small Cap Value                               Next 0.25                 0.945          Small Cap Value - 0.926
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                              Over 1.0                  0.870

Small Cap Growth                             First $0.25                0.920                    0.920
                                              Next 0.25                 0.895
                                              Next 0.25                 0.870
                                              Next 0.25                 0.845
                                              Next 1.0                  0.820
                                              Over 2.0                  0.795

Small Company Index                          First $0.25                0.380                    0.359
                                              Next 0.25                 0.370
                                              Next 0.25                 0.360
                                              Next 0.25                 0.350
                                              Over 1.0                  0.340

Strategy Aggressive                          First $1.0                 0.600                    0.600
                                              Next 1.0                  0.575
                                              Next 1.0                  0.550
                                              Next 3.0                  0.525
                                              Over 6.0                  0.500

Tax-Exempt High Income                       First $1.0                 0.490                    0.451
                                              Next 1.0                  0.465
                                              Next 1.0                  0.440
                                              Next 3.0                  0.415
                                              Next 3.0                  0.390
                                              Over 9.0                  0.360

U.S. Government Mortgage                     First $1.0                 0.520                    0.520
                                              Next 1.0                  0.495
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

For Equity and Balanced Funds, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Dec. 30, 2005                      Page 89

                            TABLE 15. LIPPER INDEXES


                FUND                                   LIPPER INDEX                   FEE INCREASE OR (DECREASE)
-----------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31

Equity Value                           Lipper Large-Cap Value Funds                                       817,917
Precious Metals                        Lipper Gold Funds                                                  (27,758)
Small Cap Advantage                    Lipper Small-Cap Core Funds                                         89,147
Small Cap Growth                       Lipper Small-Cap Growth Funds                                     (249,698)
Strategy Aggressive                    Lipper Mid-Cap Growth Funds                                       (854,620)

FISCAL YEAR ENDING MAY 31

Aggressive Growth                      Lipper Mid-Cap Growth Funds                                          1,158
Fundamental Growth                     Lipper Large-Cap Growth Funds                                      (31,784)
Fundamental Value                      Lipper Large-Cap Value Funds                                        39,947
Select Value                           Lipper Multi-Cap Value Funds                                      (211,710)
Small Cap Equity                       Lipper Small-Cap Core Funds                                         (4,445)
Small Cap Value                        Lipper Small-Cap Value Funds                                      (576,478)
Value                                  Lipper Large-Cap Value Funds                                       (69,520)

FISCAL YEAR ENDING JUNE 30

Dividend Opportunity                   Lipper Equity Income Funds                                          29,485
Real Estate                            Lipper Real Estate Funds                                             8,364

FISCAL YEAR ENDING JULY 31

Disciplined Equity                     Lipper Large-Cap Core Funds                                         15,749
Discovery                              Lipper Small-Cap Core Funds                                         39,153
Growth                                 Lipper Large-Cap Growth Funds                                    1,705,757
Large Cap Equity                       Lipper Large-Cap Core Funds                                       (414,150)
Large Cap Value                        Lipper Large-Cap Value Funds                                       (14,485)
New Dimensions*                        Lipper Large-Cap Growth Funds                                  (10,062,023)

FISCAL YEAR ENDING SEPTEMBER 30

Balanced                               Lipper Balanced Funds                                              188,433
Diversified Equity Income              Lipper Equity Income Funds                                       4,016,026
Mid Cap Value                          Lipper Mid-Cap Value Funds                                         573,945
Stock                                  Lipper Large-Cap Core Funds                                       (423,352)
Strategic Allocation                   Lipper Flexible Portfolio Funds                                    722,849

FISCAL YEAR ENDING OCTOBER 31

Emerging Markets                       Lipper Emerging Markets Funds                                     (251,371)
European Equity                        Lipper European Funds                                             (150,680)
Global Balanced                        Lipper Global Flexible Funds                                        72,116
Global Equity                          Lipper Global Funds                                                417,773
Global Technology                      Lipper Science and Technology Funds                                197,924
International Aggressive Growth**      Lipper International Multi-Cap Growth Funds                        122,027
International Equity                   Lipper International Funds                                        (117,424)
International Opportunity**            Lipper International Large-Cap Core Funds                         (312,535)
International Select Value***          Lipper International Multi-Cap Value Funds                         303,325
International Small Cap                Lipper International Small-Cap Funds                               (91,346)

FISCAL YEAR ENDING NOVEMBER 30

Mid Cap Growth                         Lipper Mid-Cap Growth Funds                                     (2,001,794)


  * Effective Nov. 1, 2005 the index against which the Fund's performance will be measured is the Lipper Large-Cap Core Funds Index.

 ** The index against which the Fund's performance was measured prior to Jan.
    1, 2005 was the Lipper International Funds Index.
*** The index against which the Fund's performance was measured prior to July
    1, 2004 was the Lipper International Funds Index.


Statement of Additional Information - Dec. 30, 2005                      Page 90

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 16. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

                       EQUITY FUNDS                                              BALANCED FUNDS
 -------------------------------------------------------------------------------------------------------------------
 PERFORMANCE                                                PERFORMANCE
 DIFFERENCE             ADJUSTMENT RATE                     DIFFERENCE           ADJUSTMENT RATE
 -------------------------------------------------------------------------------------------------------------------
 0.00%-0.50%            0                                   0.00%-0.50%          0

 0.50%-1.00%            6 basis points times the            0.50%-1.00%          6 basis points times the
                        performance difference over                              performance difference over 0.50%,
                        0.50%, times 100 (maximum of 3                           times 100 (maximum of 3 basis
                        basis points if a 1% performance                         points if a 1% performance
                        difference)                                              difference)

 1.00%-2.00%            3 basis points, plus 3 basis        1.00%-2.00%          3 basis points, plus 3 basis points
                        points times the performance                             times the performance difference
                        difference over 1.00%, times 100                         over 1.00%, times 100 (maximum 6
                        (maximum 6 basis points if a 2%                          basis points if a 2% performance
                        performance difference)                                  difference)

 2.00%-4.00%            6 basis points, plus 2 basis        2.00%-3.00%          6 basis points, plus 2 basis points
                        points times the performance                             times the performance difference
                        difference over 2.00%, times 100                         over 2.00%, times 100 (maximum 8
                        (maximum 10 basis points if a 4%                         basis points if a 3% performance
                        performance difference)                                  difference)

 4.00%-6.00%            10 basis points, plus 1 basis       3.00% or more        8 basis points
                        point times the performance
                        difference over 4.00%, times 100
                        (maximum 12 basis points if a 6%
                        performance difference)

 6.00% or more          12 basis points

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the Fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

TRANSITIONS. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations;

Statement of Additional Information - Dec. 30, 2005                      Page 91
consultants' fees; compensation of Board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 17. MANAGEMENT FEES AND NONADVISORY EXPENSES

                                                            MANAGEMENT FEES                          NONADVISORY EXPENSES
                                               ----------------------------------------------------------------------------------
                   FUND                            2005          2004            2003           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                   $    55,141(a)         N/A            N/A      $  34,746          N/A          N/A
Portfolio Builder Conservative                      23,875(a)         N/A            N/A         43,296          N/A          N/A
Portfolio Builder Moderate                          93,838(a)         N/A            N/A        142,907          N/A          N/A
Portfolio Builder Moderate Aggressive              112,009(a)         N/A            N/A        116,480          N/A          N/A
Portfolio Builder Moderate Conservative             43,118(a)         N/A            N/A         75,264          N/A          N/A
Portfolio Builder Total Equity                      43,835(a)         N/A            N/A         27,696          N/A          N/A
Small Company Index                              4,547,058      3,962,556      4,217,776        536,282      604,079      630,193
S&P 500 Index                                      933,587        954,894        632,281       (402,204)     (24,079)    (301,463)

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                     6,836,800      6,126,938      5,929,794        465,953      493,392      514,413
Precious Metals                                    659,595        724,228        478,457        176,012      175,964      208,238
Small Cap Advantage                              6,341,134      5,102,126      3,593,634        533,489      227,451      354,549
Small Cap Growth                                 2,276,290      2,359,429      1,747,120        421,008      360,064     (136,353)
Strategy Aggressive                              3,390,499      4,338,334      4,964,632        451,456      585,955      577,160

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                  399,501        117,564          3,774(b)      82,999       18,117        1,282(b)
Fundamental Growth                                 410,475         79,513          3,368(b)     177,899       24,370          489(b)
Fundamental Value                                5,556,219      3,377,169      2,055,809        488,580      210,468      (38,629)
High Yield Bond                                 14,973,845     15,136,003     12,593,999        817,018    1,035,459      900,663
Select Value                                     5,256,934      2,995,527      1,268,532        423,030      283,570      (42,902)
Selective                                        4,922,235      6,210,559      7,763,060       (230,799)     522,092      460,190
Short Duration U.S. Government                  10,141,504     14,303,395     15,837,132       (958,143)   1,172,005    1,516,688
Small Cap Equity                                 1,560,155      1,108,923        375,456          6,490      (76,600)     (50,972)
Small Cap Value                                  9,857,858      7,749,795      5,539,260        788,885      675,289     (136,624)
U.S. Government Mortgage                         1,532,464      2,063,726      1,714,820       (188,134)      18,299      101,644
Value                                            3,311,867      2,926,194      1,925,005        285,856      202,871       42,263

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                            1,010,591      1,129,991      1,273,942        116,440      139,264      126,709
Dividend Opportunity                             6,201,403      5,081,258      7,090,687        453,329      596,965      562,883
Insured Tax-Exempt                               1,801,898      2,078,914      2,214,318        165,805      187,506      180,424
Massachusetts Tax-Exempt                           372,649        427,506        455,856         43,112       52,958       54,428
Michigan Tax-Exempt                                294,025        342,995        387,348         36,732       43,425       53,043
Minnesota Tax-Exempt                             1,895,714      2,045,996      2,129,734        161,536      182,884      159,041
New York Tax-Exempt                                434,449        495,538        549,702         54,945       62,139       73,579
Ohio Tax-Exempt                                    307,214        360,176        397,430         38,356       43,070       54,325
Real Estate                                        725,491         37,549(c)         N/A        133,564        8,198(c)       N/A

Statement of Additional Information - Dec. 30, 2005                      Page 92

                                                            MANAGEMENT FEES                          NONADVISORY EXPENSES
                                               ----------------------------------------------------------------------------------
                   FUND                            2005          2004            2003           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                 12,052,160     14,155,568     17,632,026      1,220,672    2,243,652    2,781,187
Core Bond                                          846,872        417,836         32,016(d)      99,940       69,699        7,553(d)
Disciplined Equity                                 408,720         83,580         11,265(e)     130,016        8,110        4,595(e)
Discovery                                        1,074,727      1,239,497        752,017        369,132      177,032      128,264
Growth                                          18,968,320     16,372,054     20,057,173      1,217,404    1,219,778    1,262,092
Income Opportunities                             1,954,757        985,862         38,550(d)     214,865      133,277       15,960(d)
Inflation Protected Securities                     552,220         66,055(f)         N/A         28,432        5,260(f)       N/A
Large Cap Equity                                 9,680,873      2,441,621        342,000        161,534      391,817       40,890
Large Cap Value                                    803,736        446,686        139,254        293,194      129,014       22,043
Limited Duration Bond                              960,788        571,688         34,385(d)      57,170       61,331        7,837(d)
New Dimensions                                  60,896,353     74,353,086     90,852,746      4,912,847    3,537,012    4,234,549

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                13,003,467     15,409,504     18,159,757     (1,032,114)     575,900    1,058,347

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                         7,169,932      7,736,525      7,434,993        651,610      707,529      567,687
Diversified Equity Income                       24,183,415     17,374,369      9,509,660      1,530,714      993,686      701,496
Mid Cap Value                                    5,816,781      2,537,342        755,866        531,095      271,072       63,479
Stock                                            9,961,824     11,111,422     10,665,505        688,423      582,837      641,829
Strategic Allocation                             5,960,581      5,004,559      5,083,754        642,432      629,876      498,156

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                 3,801,760      2,770,886      2,181,279        636,569      519,598      477,412
European Equity                                    837,577        872,149        959,764        224,833      236,203      143,588
Global Balanced                                    991,484        699,824        702,933        185,143      171,229      189,130
Global Bond                                      4,359,713      4,143,713      4,084,088        408,133      427,277      450,208
Global Equity                                    4,471,632      3,302,062      3,763,415        485,178      506,708      476,898
Global Technology                                1,574,791      1,812,789      1,185,180        282,889      304,625      235,797
International Aggressive Growth                  3,119,859      1,878,346      1,114,731        384,996      250,484       69,337
International Equity                             1,431,433      1,015,577        439,777        323,432      316,320      131,195
International Opportunity                        3,988,205      2,926,933      2,672,683        566,027      442,832      451,756
International Select Value                      10,340,380      6,467,621      3,341,744        812,998      473,274      152,203
International Small Cap                            933,818        600,389        183,744        333,478      208,586       63,029

                                                   2004          2003            2002           2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Mid Cap Growth                                  10,550,526     10,432,639     11,492,378        744,839      600,194      527,223
Tax-Exempt High Income                          20,079,644     21,646,724     21,993,068        976,647      892,351      737,356
Intermediate Tax-Exempt                            752,882        704,089        381,710        136,017      101,093       78,153
Tax-Exempt Bond                                  3,457,986      3,967,418      4,086,654        248,267      270,404      225,129

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                            515,265        678,981        725,514        177,477      218,380      195,140


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.



Statement of Additional Information - Dec. 30, 2005                      Page 93

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with goals and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadviers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                                              PARENT
                                                                             COMPANY,
          FUND                           SUBADVISER NAME                      IF ANY                  FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a)           A                        0.35%
                          (effective May 4, 1999)

Small Cap Growth          Essex Investment Management Company, LLC              B           0.70% on the first $20 million,
                          (Essex) (effective Sept. 23, 2005)                              reducing to 0.60% as assets increase

                          MDT Advisers, Inc. (MDTA)                            N/A          0.60% on the first $100 million
                          (effective Sept. 23, 2005)

                          Turner Investment Partners, Inc. (Turner)            N/A          0.60% on the first $50 million,
                          (effective Aug. 18, 2003)                                       reducing to 0.50% as assets increase

                          UBS Global Asset Management (Americas) (UBS)         N/A          0.55% on the first $150 million,
                          (effective Aug. 18, 2003)                                       reducing to 0.50% as assets increase

Strategy Aggressive       American Century Investment Management, Inc.         N/A          0.50% on the first $100 million,
                          (b) (American Century) (effective Nov. 11,                      reducing to 0.38% as assets increase
                          2005)

                          Turner(b)                                            N/A          0.55% on the first $100 million,
                          (effective Nov. 11, 2005)                                       reducing to 0.38% as assets increase

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth         American Century(b)                                  N/A          0.50% on the first $100 million,
                          (effective April 24, 2003)                                          reducing to 0.38% as assets
                                                                                                        increase

                          Turner(b)                                            N/A          0.55% on the first $100 million,
                          (effective April 24, 2003)                                      reducing to 0.38% as assets increase

Fundamental Growth        Goldman Sachs Asset Management L.P. (Goldman)         C           0.50% on the first $50 million,
                          (effective April 24, 2003)                                      reducing to 0.30% as assets increase

                          Wellington Management Company, LLP                   N/A          0.50% on the first $50 million,
                          (Wellington) (effective April 2005)                             reducing to 0.40% as assets increase

Fundamental Value         Davis Advisors (Davis)(a)                            N/A          0.45% on the first $100 million,
                          (effective June 18, 2001)                                       reducing to 0.35% as assets increase


Statement of Additional Information - Dec. 30, 2005                      Page 94

                                                                              PARENT
                                                                             COMPANY,
          FUND                           SUBADVISER NAME                      IF  ANY                 FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------------
Select Value              GAMCO Asset Management Inc. (GAMCO)(d)               N/A          0.40% on the first $500 million,
                          (effective March 8, 2002)                                       reducing to 0.30% as assets increase

Small Cap Equity          American Century(c)                                  N/A          0.65% on the first $25 million,
                          (effective Dec. 2003)                                           reducing to 0.55% as assets increase

                          Lord, Abbett & Co. (Lord, Abbett)(c)                 N/A          0.65% on the first $100 million,
                          (effective Dec. 2003)                                           reducing to 0.55% as assets increase

                          Wellington                                           N/A             0.60%, subject to possible
                          (effective March 8, 2002)                                          adjustment under a performance
                                                                                                  incentive adjustment

Small Cap Value           Royce & Associates, LLC. (Royce)(d)                   D           0.80% on the first $100 million,
                          (effective June 18, 2001)                                       reducing to 0.60% as assets increase

                          Goldman(d)                                           N/A          0.60% on the first $100 million,
                          (effective Aug. 8, 2003)                                        reducing to 0.55% as assets increase

                          Barrow, Hanley, Mewhinney & Strauss (BHMS)(d)         E           1.00% on the first $10 million,
                          (effective March 12, 2004)                                      reducing to 0.30% as assets increase

                          Donald Smith & Co. Inc. (Donald Smith)(d)            N/A          0.60% on the first $175 million,
                          (effective March 12, 2004)                                      reducing to 0.55% as assets increase

                          Franklin Portfolio Associates LLC(d)                  F           0.60% on the first $100 million,
                          (Franklin Portfolio Associates) (effective                      reducing to 0.55% as assets increase
                          March 12, 2004)

Value                     Lord, Abbett                                         N/A          0.35% on the first $200 million,
                          (effective June 18, 2001)                                       reducing to 0.25% as assets increase

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Discovery                 American Century(c)                                  N/A          0.65% on the first $25 million,
                          (effective Dec. 22, 2003)                                       reducing to 0.55% as assets increase

                          Lord Abbett(c)                                       N/A        0.65% on the first $100 million,
                          (effective Dec. 22, 2003)                                       reducing to 0.55% as assets increase

                          Wellington                                           N/A             0.60%, subject to possible
                          (effective Sept. 1, 2002)                                          adjustment under a performance
                                                                                                  incentive adjustment

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets          Threadneedle International Limited(a)                 G           0.45% of the first $15 million,
                          (Threadneedle) (effective July 10, 2004)                            reducing to 0.30% as assets
                                                                                               increase, and subject to a
                                                                                          performance incentive adjustment(e)

European Equity           Threadneedle(a)                                       G           0.35% of the first $15 million,
International             (effective July 10, 2004)                                           reducing to 0.20% as assets
Opportunity                                                                                    increase, and subject to a
                                                                                          performance incentive adjustment(e)

Global Balanced           Threadneedle(a)                                       G           0.35% of the first $15 million,
Global Equity             (effective July 10, 2004)                                           reducing to 0.20% as assets
                                                                                               increase, and subject to a
                                                                                          performance incentive adjustment(e)

International             American Century Global Investment                    H           0.65% on the first $100 million,
Aggressive Growth         Management, Inc. (ACGIM)                                            0.60% on assets $100 - $250
                          (effective Jan. 1, 2005)                                          million, 0.55% on assets $250 -
                                                                                           $500 million, 0.52% on assets $500
                                                                                                       million -
                                                                                             $1 billion and 0.50% on assets
                                                                                                   $1 billion plus(f)

                          Columbia Wanger Asset Management L.P.                 I           0.70% on the first $100 million,
                          (Columbia WAM) (effective Sept. 5, 2001)                        reducing to 0.50% as assets increase


Statement of Additional Information - Dec. 30, 2005                      Page 95

                                                                              PARENT
                                                                             COMPANY,
          FUND                           SUBADVISER NAME                      IF ANY                  FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------------
International Equity      The Boston Company Asset Management, LLC              J           0.50% on the first $150 million,
                          (Boston Company) (effective Sept. 25, 2002)                     reducing to 0.35% as assets increase

                          Marsico Capital Management, LLC (Marsico)             K           0.55% on the first $100 million,
                          (effective Oct. 1, 2004)                                        reducing to 0.45% as assets increase

International Select      Alliance Capital Management L.P.                     N/A          0.65% on the first $75 million,
Value                     (Alliance Capital) (effective Sept. 17, 2001)                   reducing to 0.30% as assets increase


International Small Cap   Templeton Investment Counsel, LLC                    N/A          0.70% on the first $50 million,
                          (Franklin Templeton) (effective Sept. 25,                       reducing to 0.50% as assets increase
                          2002)

                          Wellington                                           N/A          0.75% on the first $100 million,
                          (effective Sept. 25, 2002)                                      reducing to 0.60% as assets increase


(a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.
(b) Assets of Strategy Aggressive and Aggressive Growth are aggregated for purposes of calculating subadviser fees under the Subadvisory Agreement fee schedule.
(c) Assets of Small Cap Equity and Discovery are aggregated for purposes of calculating subadviser fees under the Subadvisory Agreement fee schedule.
(d) Based on the combined net assets subject to the subadviser's investment management.
(e) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.
(f) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.


A - Kenwood is an indirect partially-owned subsidiary of Ameriprise Financial. B - Essex is majority owned by Affiliated Managers Group.
C -  Goldman is an affiliate of Goldman Sachs & Co.
D -  Royce is a direct wholly-owned subsidiary of Legg Mason, Inc.
E - BHMS is an independent-operating subsidiary of Old Mutual Asset Management. F - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of
     Mellon Financial Corporation.

G -  Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
     Financial.

H -  ACGIM is a wholly-owned subsidiary of American Century.
I - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation.
J - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.
K -  Marsico is an indirect wholly-owned subsidiary of Bank of America
     Corporation.

Statement of Additional Information - Dec. 30, 2005                      Page 96

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE. 19. SUBADVISORY FEES

                                                                                         SUBADVISORY FEES PAID
                                                                              ------------------------------------------------
           FUND                              SUBADVISER                              2005               2004           2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Small Cap Advantage         Kenwood                                                  $3,089,403      $2,282,191     $1,740,599

Small Cap Growth            Essex                                             Effective 9/23/05             N/A            N/A
                            MDTA                                              Effective 9/23/05             N/A            N/A
                            Turner                                                      371,758         241,927            N/A
                            UBS                                                         342,815         224,007            N/A
                            FORMER SUBADVISER: Bjurman, Barry &                         366,178         274,992            N/A
                            Associates (from Aug. 18, 2003 to Sept. 23,
                            2005)
                            FORMER SUBADVISER: RS Investment                            581,602         565,391        400,545
                            Management, L.P. (from Jan. 24, 2001 to
                            Sept. 23, 2005)

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth           American Century                                            114,981          32,431          1,218(a)
                            Turner                                                      119,529          36,468          1,359(a)

Fundamental Growth          Wellington*                                                  21,015(b)          N/A            N/A
                            Goldman                                                     143,448          28,129          1,205(a)
                            Former subadviser:  Eagle Asset Management,                 139,312(c)       28,655          1,249(a)
                            Inc., a subsidiary of Raymond James
                            Financial, Inc. (from April 7, 2003 to
                            April 26, 2005)

Fundamental Value           Davis                                                     2,834,365       1,946,906      1,156,584

Select Value                GAMCO                                                        46,074       1,642,235        626,588

Small Cap Equity            American Century                                            302,079          90,891            N/A
                            Lord, Abbett                                                278,497          93,666            N/A
                            Wellington*                                                 388,922         339,459         99,787
                            Former subadviser:  Pilgrim Baxter &                            N/A             N/A         98,829
                            Associates, Ltd (from inception to Dec.
                            2003)

Small Cap Value             Goldman                                                   1,599,715         883,316            N/A
                            Royce                                                     2,287,184       3,103,451      2,373,829
                            Franklin Portfolio Associates                               957,263         134,324            N/A
                            BHMS                                                        823,441         126,801            N/A
                            Donald Smith                                                992,659         130,862            N/A
                            Former subadviser:  National City                               N/A             N/A        124,993
                            Investment Co. (from inception to August
                            2003)
                            Former subadviser:  Third Avenue Management                     N/A       1,087,918        947,437
                            LLC (from inception to March 2004)

Value                       Lord, Abbett                                              1,389,323       1,251,762        878,954

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Discovery                   American Century                                            261,637         131,822            N/A
                            Lord, Abbett                                                279,061         151,513            N/A
                            Wellington*                                                 458,629         620,176        342,165
                            Former subadviser:  Pilgrim Baxter                              N/A             N/A        337,687
                            (from April 2002 to December 2003)

Statement of Additional Information - Dec. 30, 2005                      Page 97

                                                                                         SUBADVISORY FEES PAID
                                                                              ------------------------------------------------
           FUND                              SUBADVISER                              2005               2004           2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets            Threadneedle                                              1,556,386         361,626            N/A
                            Former subadviser:  American Express Asset                        0         942,983      1,033,684
                            Management International Inc. (AEAMI)
                            (from inception until July 2004)

European Equity             Threadneedle                                                432,362         131,177            N/A
                            Former subadviser:  AEAMI                                         0         316,031        448,432
                            (from inception until July 2004)

Global Balanced             Threadneedle                                                407,315          96,408            N/A
                            Former subadviser:  AEAMI                                         0         151,173        208,168
                            (from inception until July 2004)

Global Equity               Threadneedle                                              1,621,159         449,149            N/A
                            Former subadviser:  AEAMI                                         0         484,676      1,841,195
                            (from inception until July 2004)

International Aggressive    ACGIM                                                       959,879         542,561        394,806
Growth                      Columbia WAM                                                985,095         709,378        422,056

International Equity        Boston Company                                              412,238         288,191        118,846
                            Marsico                                                     410,005          30,840            N/A
                            Former subadviser: Putnam Investment                              0         308,350        142,969
                            Management, LLC (from inception until
                            Sept. 30, 2004)

International Opportunity   Threadneedle                                              1,720,351         434,968            N/A
                            Former subadviser:  AEAMI                                         0       1,000,707      1,407,484
                            (from inception until July 2004)

International Select Value  Alliance Capital                                          4,126,134       2,869,277      1,604,035

International Small Cap     Franklin Templeton                                          317,358         200,710         56,399
                            Wellington*                                                 331,593         215,256         62,802


  * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.
(a) For fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(b)  For fiscal period from April 26, 2005 to May 31, 2005.
(c)  For fiscal period from June 1, 2004 to April 26, 2005.

Statement of Additional Information - Dec. 30, 2005                      Page 98

PORTFOLIO MANAGERS. The following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 20. PORTFOLIO MANAGERS

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio      Kent M. Bergene              None(a)                                             None           (1)         (1)
Builder        David M. Joy                 None                                                None
Aggressive     Michelle M. Keeley           None(b)                                             None
               William F. Truscott          None(b)                                             None

Portfolio      Kent M. Bergene              None(a)                                             None
Builder        David M. Joy                 None                                                None
Conservative   Michelle M. Keeley           None(b)                                             None           (1)         (1)
               William F. Truscott          None(b)                                             None

Portfolio      Kent M. Bergene              None(a)                                             None
Builder        David M. Joy                 None                                                None
Moderate       Michelle M. Keeley           None(b)                                             None           (1)         (1)
               William F. Truscott          None(b)                                             None

Portfolio      Kent M. Bergene              None(a)                                             $1 -
Builder        David M. Joy                 None                                                $10,000
Moderate       Michelle M. Keeley           None(b)                                             None
Aggressive     William F. Truscott          None(b)                                             None           (1)         (1)
                                                                                                $100,001 -
                                                                                                $500,000

Portfolio      Kent M. Bergene              None(a)                                             None
Builder        David M. Joy                 None                                                None
Moderate       Michelle M. Keeley           None(b)                                             None           (1)         (1)
Conservative   William F. Truscott          None(b)                                             None

Portfolio      Kent M. Bergene              None(a)                                             None
Builder Total  David M. Joy                 None                                                $100,001 -
Equity                                                                                          $500,000       (1)         (1)
               Michelle M. Keeley           None(b)                                             None
               William F. Truscott          None(b)                                             None

Small Company  David Factor, CFA            2 registered investment       $0.7 billion
Index                                       companies (RICs);                                   None           (2)         (2)
                                            2 pooled investment           $2.6 billion
                                            vehicles (PIVs)
S&P 500 Index  David Factor, CFA            2 RICs                        $1.7 billion
                                            2 PIVs                        $2.6 billion          None           (2)         (2)

Statement of Additional Information - Dec. 30, 2005                      Page 99

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value   Warren Spitz                 5 RICs(c)                     $4.4 billion          $50,001 -
                                            2 PIVs                        $216.3 million        $100,000
               Steve Schroll                                                                    $10,001 -       (2)         (3)
                                                                                                $50,000
               Laton Spahr                                                                      $1 -
                                                                                                $10,000

Precious       Clay Hoes                    1 PIV                         $13.9 million         $1 -         (2), (3)       (4)
Metals                                                                                          $10,000

Small Cap      RSIM: John L. Wallace(d)     4 RICs                        $1.5 billion
Growth                                      3 PIVs                        $15.9 million
                                            6 other accounts              $277.6 million        None            (4)         (6)
               RSIM: John H. Seabern(d)     1 RIC                         $953.8 million
                                            5 other accounts              $252 million
               Turner: William C. McVail    15 RICs                       $2.4 billion
                                            45 PIVs                       $2.2 billion
                                            37 other accounts;            $1.4 billion
                                            (for 1 PIV and 2 other
                                            accounts(c))                                        None            (5)         (7)
               Turner:                      16 RICs                       $2.0 billion
               Christopher K. McHugh        49 PIVs                       $2.4 billion
                                            35 other accounts             $1.3 billion
                                            (for 1 PIV and 2 other
                                            accounts(c))
               Turner: Frank L.             4 RICs                        $41 million
               Sustersic                    11 PIVs                       $886 million
                                            32 other accounts             $881 million
                                            (for 2 RICs and 2 other
                                            accounts(c))                                        None            (5)         (7)
               Turner:                      4 RICs                        $433 million
               Jason D. Schrotberger        12 PIVs                       $966 million
                                            24 other accounts             $682 million
                                            (for 2 other accounts(c))
               BB&A: O. Thomas Barry        7 RICs                        $824.2 million
                                            19 other accounts             $169.2 million
               BB&A: G. Andrew Bjurman      15 other accounts             $1.3 billion          None            (6)         (8)
               BB&A: Stephen W. Shipman     38 other accounts             $41.2 million
                                            (for 8 accounts(c))
               BB&A: Patrick T. Bradford    1 RIC                         $7.3 million
               BB&A: Roberto P. Wu          5 other accounts              $7.9 million
               UBS: Paul A. Graham          7 RICs (includes wrap         $764.9 million        None            (7)         (9)
               UBS: David N. Wabnik         accounts as 1 model)
                                            2 PIVs                        $440.2 million
                                            7 other accounts              $406.1 million
                                            (for 1 other account(c))

Statement of Additional Information - Dec. 30, 2005                     Page 100

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Small Cap      RiverSource Investments:     4 RICs(c)                     $1.5 billion
Advantage      Dimitris Bertsimas           1 PIV                         $12.7 million
                                            11 other accounts(g)          $84.9 million         None           (2)       (4), (10)
               RiverSource Investments:     2 RICs(c)                     $806.2 million
               Jonathan Calvert
               Kenwood:  Jake Hurwitz       1 RIC(c)                      $185.3 million        $100,001 -
                                            1 PIV                         $44.9 million         $500,000     (2), (8)      (11)
                                            18 other accounts             $445.5 million        $100,001 -
                                                                                                $500,000
               Kenwood: Kent Kelley

Strategy       Paul Rokosz                  1 RIC                         $741.1 million
Aggressive                                  2 PIVs                        $141.5 million        $10,001 -
                                            10 other accounts             $1.7 billion          $50,000        (2)         (4)
                                            (for 2 RICs(c))

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive     Turner:                      18 RICs                       $2.2 billion
Growth         Christopher K. McHugh        30 PIVs                       $640 million
                                            59 other accounts             $3.1 billion
               Turner: Robert E. Turner     27 RICs                       $3.6 billion
                                            40 PIVs                       $1.6 billion          None           (5)         (7)
                                            88 other accounts             $5.2 billion
               Turner: William C. McVail    17 RICs                       $2.6 billion
                                            24 PIVs                       $504 million
                                            5 other accounts              $3.3 billion
               American Century:
               Glen A. Fogle                5 RICs                        $5.584 billion
               American Century:            1 other account               $27.823 million       None           (9)        (12)
               David M. Holland

Fundamental    Goldman: Herbert E. Ehlers
Growth         Goldman: Gregory H. Ekizian
               Goldman: David G. Shell      49 RICs                       $10.7 billion
               Goldman: Steven M. Barry     1 PIV                         $94.0 million         None           (11)      (14), (20)
               Goldman: Kenneth T. Berents  542 other accounts            $18.0 billion
               Goldman: Andrew F. Pyne
               Goldman: Scott Kolar
               Goldman: Prashant R. Khemka
               Wellington: John A. Boselli  9 RICs                        $2,709.4 million
               Wellington:                  7 PIVs                        $846.7 million        None           (12)        (15)
               Andrew J.  Schilling         33 other accounts             $5,232.5 million
                                            (for 1 other account(c))

Fundamental    Davis: Christopher C. Davis  23 RICs                       $48 billion
Value          Davis: Kenneth C. Feinberg   6 PIVs                        $853 million          None(e)        (10)        (13)
                                            30,000 other accounts         $9.9 billing
                                            (primarily managed money/
                                            wrap accounts)

High Yield     Scott Schroepfer             1 RIC                         $1.2 billion          $100,001 -
Bond                                                                                            $500,000        (2)         (4)


Statement of Additional Information - Dec. 30, 2005                     Page 101

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Selective      Tom Murphy                   8 RICs                        $6.2 billion
                                            3 PIVs                        $1.2 billion          None
                                            24 other accounts             $20.9 billion
                                            (for 3 RICs and 1 other
                                            account(c))
               Scott Kirby                  11 RICs                       $8.6 billion          $10,001 -
                                            7 PIVs                        $2.6 billion          $50,000        (2)          (4)
                                            46 other accounts             $22.9 billion
                                            (for 3 RICs and 1 other
                                            account(c))
               Jamie Jackson                14 RICs                       $12.1 billion         $10,001 -
                                            6 PIVs                        $3.3 billion          $50,000
                                            31 other accounts             $5.3 billion
                                            (for 3 RICs and 1 other
                                            account(c))

Select Value   GAMCO: Mario Gabelli         24 RICs                       $11.9 billion(f)
                                            14 PIVs(c)                    $707.7 million(f)     None           (13)        (16)
                                            1,747 other accounts          $9.9 billion
                                            (for 1 RIC and 3 other
                                            accounts(c))

Short          Scott Kirby                  11 RICs                       $7.9 billion          $10,001 -
Duration                                    7 PIVs                        $2.6 billion          $50,000
U.S.                                        46 other accounts             $22.9 billion
Government                                  (for 3 RICs and 1 other
                                            account(c))                                                        (2)          (4)
               Jamie Jackson                14 RICs                       $11.4 billion         $10,001 -
                                            6 PIVs                        $3.3 billion          $50,000
                                            31 other accounts             $5.3 billion
                                            (for 3 RICs and 1 other
                                            account(c))

Small Cap      American Century:            13 RICs                       $8.720 billion
Equity         Thomas P. Vaiana             2 other accounts              $229 million
               American Century:            14 RICs                       $9.276 billion        None           (9)         (12)
               William Martin               2 other accounts              $229 million
               American Century:            5 RICs                        $2.123 billion
               Wihelmine von Turk           2 other accounts              $229 million
               Lord, Abbett:                4 RICs                        $825.2 million
               Michael T. Smith             7 other accounts              $534.6 million        None           (14)        (17)
               Wellington:                  4 RICs                        $1,640.9 million
               Kenneth L. Abrams            3 PIVs                        $787.6 million        $500,001 -
                                            23 other accounts             $1,846.3 million      $1,000,000
                                            (for 2 RICs and 1 other
                                            account(c))                                                        (12)        (15)

               Wellington:                  4 RICs                        $1,640.9 million
               Daniel J. Fitzpatrick        3 PIVs                        $787.6 million        None
                                            16 other accounts             $1,830.2 million
                                            (for 2 RICs and 1 other
                                            account(c))

Statement of Additional Information - Dec. 30, 2005                     Page 102

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Small Cap      Royce: Jay S. Kaplan         6 RICs                        $7 billion            None           (15)         (18)
Value          Goldman: Eileen Rominger     20 RICs                       $11.1 billion
               Goldman: Dolores Bamford     2 PIVs                        $31.0 million         None           (11)      (19), (20)
               Goldman: David Berdon        280 other accounts            $5.41 billion
               Goldman: Lisa Parisi
               Goldman: J. Kelly Flynn      20 RICs                       $2.83 billion
               Goldman: Chip Otness         2 PIVs                        $31.0 million         None           (11)      (19), (20)
                                            6 other accounts              $634.0 million
               Donald Smith:                2 RICs                        $0.786 billion
               Donald G. Smith              1 PIV                         $0.171 billion        None           (16)         (21)
               Donald Smith:                23 other accounts             $1.807 billion
               Richard L. Greenberg
               Franklin Portfolio
               Associates: John S. Cone
               Franklin Portfolio
               Associates: Michael F. Dunn
               Franklin Portfolio
               Associates: Oliver E.        6 RICs (with 14 total         $13.5 billion
               Buckley                      portfolios)
               Franklin Portfolio           4 PIVs                        $0.7 billion          None           (17)         (22)
               Associates: Kristin J.       82 other accounts             $14.3 billion
               Crawford
               Franklin Portfolio
               Associates: Langton Garvin
               BHMS: James S. McClure       3 RICs                        $392.0 million
               BHMS: John P. Harloe         16 other accounts             $569.8 million        None           (18)         (23)

U.S.           Scott Kirby                  11 RICs                       $9.3 billion          $10,001 -       (2)          (4)
Government                                  7 PIVs                        $2.6 billion          $50,000
Mortgage                                    46 other accounts             $22.9 billion
                                            (for 3 RICs and 1 other
                                            account(c))

Value          Lord, Abbett:                14 RICs                       $23,867.2 million
               Eli M. Salzmann              11 PIVs                       $756.2 million        None           (14)         (17)
               Lord, Abbett: Sholom Dinsky  53,962 other accounts         $18,554.4 million
                                            (for 1 other account(c))

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California                                                                                      None
Tax-Exempt

Insured                                                                                         None
Tax-Exempt

Massachusetts                                                                                   None
Tax-Exempt

Michigan       Dave Kerwin                  9 RICs                        $5.84 billion         None           (2)          (4)
Tax-Exempt                                  18 other accounts             $7.46 billion

Minnesota                                                                                       $50,001 -
Tax-Exempt                                                                                      $100,000

New-York                                                                                        None
Tax-Exempt

Ohio                                                                                            None
Tax-Exempt


Statement of Additional Information - Dec. 30, 2005                     Page 103

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Dividend       Warren Spitz                                                                     Over
Opportunity                                                                                     $1,000,000
               Steve Schroll                5 RICs(c)                     $8.1 billion          $100,001 -
                                            2 PIVs                        0.22 billion          $500,000         (2)       (3)
               Laton Spahr                                                                      $10,001 -
                                                                                                $50,000

Real Estate    Julene Melquist              None                                                None           (2), (3)    (5)
               J. Blair Brumley

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Core Bond      Tom Murphy                   8 RICs(h)                     $6.87 billion         $10,001-
                                            3 PIVs                        $1.28 billion         $50,000
                                            25 other accounts(g)          $21.02 billion
               Jamie Jackson                12 RICs(h)                    $9.16 billion         $10,001-
                                            6 PIVs                        $3.14 billion         $50,000          (2)       (4)
                                            31 other accounts(g), (i)     $5.88 billion
               Scott Kirby                  11 RICs(h)                    $9.14 billion         $10,001-
                                            7 PIVs                        $2.71 billion         $50,000
                                            48 other accounts(g), (i)     $23.49 billion

Disciplined    Dimitris Bertsimas           4 RICs(c)                     $1.74 billion         None
Equity                                      1 PIV                         $11.7 million
                                            13 other accounts(g)          $84.8 million                          (2)     (3), (10)
               Gina Mourtzinou              2 RICs(c)                     $1.63 billion         $50,001-
                                            1 PIV                         $11.7 million         $100,000
                                            13 other accounts(g)          $84.8 million

Discovery      Lord Abbett:                 3 RICs                        $1,031 million
               Michael Smith                9 other accounts              $600.03 million       None             (14)      (17)
               American Century:            14 RICs                       $9.97 billion
               William Martin               2 other accounts              $302.8 million        None             (9)       (12)
               American Century:            5 RICs                        $2.48 billion
               Wilhelmine von Turk          2 other accounts              $302.8 million        None
               American Century:            13 RICs                       $9.39 billion
               Thomas Vaiana                2 other accounts              $302.8 million        None
               Wellington:                  4 RICs(h)                     $1,710 million*       None
               Kenneth Abrams               3 PIVs                        $841.2 million                         (12)      (15)
                                            23 other accounts(i)          $1,999.7 million
               Wellington:                  4 RICs(h)                     $1,710 million*
               Daniel Fitzpatrick           3 PIVs                        $841.2 million        None
                                            16 other accounts(i)          $1,983.4
                                                                          million**

Growth         Nick Thakore                 4 RICs(c)                     $3.43 billion         $100,001-
                                            2 PIVs                        $244.06 million       $500,000         (20)      (24)

Income         Brian Lavin                  1 RIC                         $40.83 million        $50,001-
Opportunities                               1 PIV                         $50.11 million        $100,000         (2)       (4)
               Jennifer Ponce de Leon       5 RICs                        $7.93 billion         $50,001-
                                            1 PIV                         $50.11 million        $100,000
                                            10 other accounts             $2.44 billion

Inflation      Jamie Jackson                12 RICs(j)                    $9.13 billion         $10,001-
Protected                                   6 PIVs                        $3.14 billion         $50,000          (2)       (4)
Securities                                  31 other accounts(g), (k)     $5.88 billion


Statement of Additional Information - Dec. 30, 2005                     Page 104

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Large Cap      Nick Thakore                 5 RICs(c)                     $6.56 billion         $100,001-
Equity                                      2 PIVs                        $244.05 million       $500,000
                                                                                                                 (20)      (24)
               Bob Ewing                    6 RICs(c)                     $5.7. billion         $100,001-
                                            2 PIVs                        $244.05 million       $500,000
                                            1 other account               $12.04 million

Large Cap      Bob Ewing                    6 RICs(c)                     $7.11. billion        $500,001-
Value                                       2 PIVs                        $244.05 million       $1,000,000       (20)      (24)
                                            1 other account               $12.04 million

Limited        Tom Murphy                   8 RICs(j)                     $6.85 billion         $10,001-
Duration Bond                               3 PIVs                        $1.28 billion         $50,000          (2)       (4)
                                            25 other accounts             $21.02 billion
               Jamie Jackson                12 RICs(j)                    $9.15 billion         $10,001-
                                            6 PIVs                        $3.14  billion        $50,000
                                            48 other accounts(g), (k)     $5.88 billion
               Scott Kirby                  11 RICs(j)                    $9.12 billion         $10,001-
                                            7 PIVs                        $2.72 billion         $50,000
                                            48 other accounts(g), (k)     $23.49 billion
New            Gordon Fines                 1 RIC(c)                      $2.32 billion         Over
Dimensions                                  2 PIVs                        $145.9 million        $1,000,000       (2)       (25)
                                            7 other accounts              $1.72 billion
               Michael Nance                1 RIC(c)                      $2.32 billion         None
                                            1 PIV                         $51.35 million
                                            13 other accounts(g)          $304.2 million
               Trisha Schuster              1 RIC(c)                      $2.32 billion         $10,001-
                                                                                                $50,000        (2), (3)    (26)

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified    Tom Murphy                   8 RICs(l)                     $4.74 billion         $100,001-
Bond                                        4 PIVs                        $1.29 billion         $500,000
                                            23 other accounts(g), (m)     $19.82 billion
               Jamie Jackson                12 RICs(l)                    $6.85 billion         $10,001-
                                            6 PIVs                        $3.21 billion         $50,000
                                            31 other accounts(g), (m)     $5.59 billion
               Scott Kirby                  11 RICs(l)                    $9.79 billion         $10,001-
                                            6 PIVs                        $2.38 billion         $50,000           (2)       (4)
                                            45 other accounts(g), (m)     $23.27 billion
               Jennifer Ponce de Leon       5 RICs                        $5.83 billion         $10,001-
                                            1 PIV                         $0.03 billion         $50,000
                                            10 other accounts             $3.25 billion
               Nicolas Pifer                4 RICs                        $3.02 billion         $1-$10,000
                                            4 PIVs                        $0.47 billion
                                            15 other accounts(g) (n)      $4.22 billion


Statement of Additional Information - Dec. 30, 2005                     Page 105

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced       Tom Murphy                   8 RICs(p)                     $6.51 billion         $10,001-
                                            4 PIVs                        $1.26 billion         $50,000
                                            22 other accounts(g), (q)     $17.03 billion
               Jamie Jackson                12 RICs(p)                    $8.72 billion         None             (2)       (4)
                                            7 PIVs                        $3.16 billion
                                            29 other accounts(g), (q)     $6.68 billion
               Scott Kirby                  11 RICs(p)                    $8.66 billion
                                            7 PIVs                        $2.32 billion         None
                                            44 other accounts(g), (q)     $22.72 billion
               Bob Ewing                    6 RICs(c)                     $6.08 billion         $100,001-
                                            2 PIVs                        $0.04 billion         $500,000         (20)      (24)
                                            1 other account               $0.01billion

Mid Cap Value  Warren Spitz                                                                     $100,001-
                                                                                                $500,000
               Laton Spahr                  4 RICs(c)                     $9.19 billion
                                            1 PIV                         $0.16 billion         $10,001-
               Steve Schroll                1 other account               $0.01 billion         $50,000          (2)       (3)
                                                                                                $50,001-
                                                                                                $100,000

Diversified    Warren Spitz                                                                     $100,001-
Equity Income                                                                                   $500,000         (2)       (3)
               Laton Spahr                  4 RICs(c)                     $5.13 billion
                                            1 PIV                         $0.16 billion         None
               Steve Schroll                1 other account               $0.01 billion         $50,001-
                                                                                                $100,000

Stock          Dimitris Bertsimas           4 RICs(c)                     $1.1 billion
                                            6 PIVs                        $0.16 billion         None
                                            8 other accounts(g)           $0.08 billion                          (20)      (10)
               Gina Mourtnizou              2 RICs(c)                     $0.98 billion         $1-$10,000
                                            3 other accounts              0.04 billion
               Scott Mullinix               2 other accounts              $0.18 billion         $10,001-
                                                                                                $50,000          (2)       (27)

Strategic      Tom Murphy                   8 RICs(r)                     $6.74 billion         $10,001-
Allocation                                  4 PIVs                        $1.26 billion         $50,000
                                            22 other accounts(g), (q)     $17.03 billion
               Jamie Jackson                12 RICs(r)                    $8.72 billion         None             (2)       (4)
                                            7 PIVs                        $3.16 billion
                                            29 other accounts(g), (q)     $6.68 billion
               Scott Kirby                  11 RICs(r)                    $8.9 billion
                                            7 PIVs                        $2.32 billion         $10,001-
                                            44 other accounts(g), (q)     $22.72 billion        $50,000
               Dimitris Bertsimas           4 RICs(c)                     $2.18 billion         Over
                                            6 PIVs                        $0.16 billion         $1,000,000       (20)      (10)
                                            8 other accounts(g)           $0.08 billion
               Jonathan Calvert             2 RICs(c)                     $0.12 billion         $100,001-
                                            6 PIVs                        $0.16 billion         $500,000         (20)      (10)
               Gina Mourtnizou              2 RICs(c)                     $2.06 billion         $50,001-
                                            3 other accounts              0.04 billion          $100,000         (20)      (10)


Statement of Additional Information - Dec. 30, 2005                     Page 106

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 30

Emerging       Threadneedle:                1 RIC                         $226.0 million
Markets        Julian A.S Thompson          3 other accounts              $212.0 million        None(s)
               Threadneedle:  Jules Mort    1 RIC                         $226.0 million                         (21)      (28)
                                            1 PIV                         $1,428.0 million
                                            3 other accounts              $212.0 million        None(s)

European       Threadneedle:                1 PIV                         $105.0 million        None(s)          (21)      (28)
Equity         Dominic Baker
               Threadneedle:  Rob Jones     None                                                None(s)

Global         RiverSource Investments:     5 RICs                        $5.453 billion
Balanced       Nicholas Pifer               6 PIVs                        $496.025 million      $1-$10,000       (2)       (4)
                                            15 other accounts(g), (v)     $4.202 billion
               Threadneedle:  Alex Lyle     2 RICs                        $1,717.0 million
                                            25 PIVs                       $1,602.0 million      None(s)          (21)      (28)
                                            2 other accounts              $287.0 million
               Threadneedle:                1 RIC                         $557.0 million
               Stephen Thornber             1 PIV                         $72.0 million         None(s)
                                            2 other accounts              $93.0 million

Global Bond    Nicholas Pifer               5 RICs(u)                     $4.932 billion
                                            6 PIVs                        $496.025 million      $1-$10,000       (2)       (4)
                                            15 other accounts(g), (v)     $4.202 billion

Global Equity  Threadneedle:                2 RICs                        $1,717.0 million
               Dominic Rossi                1 other account               $604.5 million        None(s)          (21)      (28)
               Threadneedle:                1 RIC                         $122.0 million
               Stephen Thornber             1 PIV                         $72.0 million         None(s)
                                            2 other accounts              $93.0 million

Global         Nina Hughes                  1 PIV                         $11.437 million       None           (2),(3)     (29)
Technology

International  ACGIM:                       9 RICs                        $7.646 billion
Aggressive     Michael Perelstein           1 PIV                         $36.7 million         None             (9)       (12)
Growth         ACGIM:  Keith Creveling      1 other account               $184.2 million        None
               Columbia WAM:
               P. Zachary Egan              1 RIC                         $2.6 billion          None             (22)      (30)
               Columbia WAM:                                                                    None
               Louis J. Mendes

International  Boston Company:              18 RICs                       $7.1 billion          None             (23)      (31)
Equity         D. Kirk Henry                9 PIVs                        $8.5 billion
               Boston Company:              77 other accounts             $16.0 billion         None
               Clifford A. Smith
               Marisco:                     14 RICs                       $4.428 billion        None             (24)      (32)
               James G. Gendelman           2 other accounts              $143.8 million

International  Threadneedle:  Alex Lyle     2 RICs                        $1,297.0 million      None(s)          (21)      (28)
Opportunity                                 25 PIV                        $1,602.0 million
                                            2 other accounts              $287.0 million
               Threadneedle:                2 RICs                        $1,732.0 million      None(s)
               Dominic Rossi                1 other account               $604.5 million


Statement of Additional Information - Dec. 30, 2005                     Page 107

                                                         OTHER ACCOUNTS MANAGED
                                            ----------------------------------------------------
                                                                              APPROXIMATE       OWNERSHIP   POTENTIAL
                                                                            TOTAL NET ASSETS     OF FUND    CONFLICTS   STRUCTURE OF
  FUND             PORTFOLIO MANAGER        NUMBER AND TYPE OF ACCOUNT    (EXCLUDING THE FUND)   SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
International  Alliance Capital:            15 RICs                       $6.9 billion          None
Select Value   Kevin F. Simms               11 PIVs                       $2.7 billion                           (25)      (33)
               Alliance Capital:            152 other accounts            $18.5 billion         None
               Henry S. D'Auria

International  Franklin Templeton:          3 RICs                        $1.5 billion
Small Cap      Cindy Sweeting               11 PIVs                       $4.5 billion
                                            15 other accounts             $1.6 billion          None
               Franklin Templeton:          4 RICs                        $2.2 billion
               Tucker Scott                 13 PIVs                       $5.3 billion                           (26)      (34)
                                            3 other accounts              $0.3 billion          None
               Franklin Templeton:          1 RIC                         $1.0 billion
               Simon Rudolph                11 PIVs                       $1.3 billion
                                            4 other accounts              $0.4 billion          None
               Wellington:                  4 RICs                        $615.1 million
               Edward L. Makin              7 PIVs                        $1,273.7
                                            17 other accounts(t)          $987.7 million        None             (12)      (15)




(a) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.
(b) Ms. Keeley, who serves as Senior Vice President, Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds of Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.
(c) The advisory fee paid is based in part on the performance of the fund or account.
(d) Effective May 30, 2005, John Seabern is the sole portfolio manager of the portion of the fund managed by RSIM.
(e) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.
(f) Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts may contain additional assets under the primary responsibility of other portfolio managers.
(g) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(h) Includes 2 RICs where advisory fee is based on account performance with approximately $1,491.2 million in total net assets as of July 31, 2005.
(i) Includes 1 other account where advisory fee is based on account performance with approximately $300.2 million in total net assets as of July 31, 2005
(j) The advisory fee paid to RiverSource Investments on 3 of the RICs with approximately $643.57 million as of July 31, 2005 in aggregate net assets is based in part on performance. Messrs. Murphy, Jackson and Kirby manage the fixed income portion of those 3 RICs.
(k) The advisory fee paid to RiverSource Investments on 1 of the other accounts is based in part on performance. As of July 31, 2005, Mr. Jackson managed $0.21 million of that account, and Mr. Kirby managed $82.58 million of that account.
(l) The advisory fee paid to RiverSource Investments on 3 of the RICs with approximately $1.45 billion in aggregate net assets as of Aug. 31, 2005 is based in part on performance.
(m) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.098 billion in aggregate net assets as of Aug. 31, 2005 is based in part on performance.
(n) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.14 billion in aggregate net assets as of Aug. 31, 2005 is based in part on performance.
(p) The advisory fee paid to RiverSource Investments on 2 of the RICs with approximately $1.03 billion in aggregate assets is based in part on performance.
(q) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.098 billion in aggregate assets is based in part on performance.
(r) The advisory fee paid to RiverSource Investments on 2 of the RICs with approximately $1.26 billion in aggregate assets is based in part on performance.
(s) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.
(t) The advisory fee paid on 1 of the other accounts with approximately $47.0 million in assets is based in part on performance.
(u) The advisory fee paid to RiverSource Investments on 1 of the RICs with approximately $36 million in assets is based on account performance.
(v) The advisory fee paid on 1 of the accounts with approximately $142 million in assets is based in part on performance.


Statement of Additional Information - Dec. 30, 2005                     Page 108

POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

      - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

(2) RiverSource Investments portfolio managers may manage one or more mutual fund as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicles whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution for all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

Statement of Additional Information - Dec. 30, 2005                     Page 109

(4) Whenever a portfolio manager manages multiple accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of each account and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities among the accounts. In addition, in certain instances, a portfolio manager may take conflicting positions in a particular security. For example, a portfolio manager may sell short a security for one account that another account holds long, or may take a long position in a security for one account that the portfolio manager has sold short for another account. RSIM seeks to identify potential conflicts of interest resulting from a portfolio manager's management of multiple accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. RSIM and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair over time to all of its clients. RSIM may give advice and take actions with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RSIM's policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RSIM's policy that when the amount of securities of a particular issuer available to RSIM's client accounts in an initial public offering is insufficient to meet the requirements of each account for which a portfolio manager has determined that the purchase of such securities is appropriate, RSIM generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RSIM's policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RSIM's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to (a) Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, (b) the use of soft dollars and other brokerage practices, (c) the voting of proxies, (d) employee personal securities trading, (e) the side by side management of accounts with performance based fees and (f) accounts with fixed fees, and relating to a variety of other circumstances. In all cases, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) BB&A is a subadviser and adviser to other accounts whose investment focus may be similar to those of the fund. BB&A currently has the capacity to manage the fund and these other accounts, and the performance of the fund should not be adversely affected. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. The Investment Policy Committee plans to manage mutual funds, separate accounts, wrap accounts and subadvised accounts so as not to exceed BB&A's ability to actively and proficiently manage all accounts.

(7) The management of the fund and other accounts could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks, and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the fund. The portfolio managers and their team manage the fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest. If a portfolio manager identifies a

Statement of Additional Information - Dec. 30, 2005                     Page 110
      limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts. The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS and the fund have adopted Codes of Ethics that govern personal trading but there is no assurance that the Codes will adequately address all such conflicts.

(8) Kenwood is an affiliate of Ameriprise Financial. The potential conflicts, responsibilities, policies and procedures described in paragraph (2) also apply to Kenwood.

(9) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

      Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

      For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

      American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

      Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Statement of Additional Information - Dec. 30, 2005                     Page 111

(10) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(11) GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

      Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Statement of Additional Information - Dec. 30, 2005                     Page 112

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Portfolio Manager generally manages portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The Portfolio Manager makes investment decisions for the fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, the Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Portfolio Managers. Although Wellington Management does not track the time a Portfolio Manager spends on a single portfolio, Wellington Management does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage the Portfolio Manager's various client mandates.


(13) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

Statement of Additional Information - Dec. 30, 2005                     Page 113

      PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      SELECTION OF BROKER/DEALERS. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

      VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a fund's transactions to the advantage of other accounts and to the detriment of the relevant. To address potential conflicts of interest that may arise in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.

      In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interest of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity, a structure that could give rise to additional conflict. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts.

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(15)  The fact that Mr. Kaplan has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, Mr. Kaplan may have an opportunity to purchase securities of limited availability. In this circumstance, Mr. Kaplan is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his managed accounts are treated equitably. Mr. Kaplan may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, Mr. Kaplan will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by Mr. Kaplan on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rata portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(18) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

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(19)  BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(20) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


(21) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

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(22)  Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

      The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      - The most attractive investments could be allocated to higher-fee accounts.

      - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

      - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

      A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM has adopted compliance procedures that provide that any transactions between the funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of the funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

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      A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      The funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      The funds' portfolio managers may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a fund and other accounts. In addition, the funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds.

(23)  INTRODUCTION

      A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company Asset Management, LLC ("The Boston Company") has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

      These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

      This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

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      NEW INVESTMENT OPPORTUNITIES

      Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

      - The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

      COMPENSATION

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation.

      - The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

      INVESTMENT OBJECTIVES

      Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

      - To mitigate the conflict in this scenario The Boston Company has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

      TRADING

      Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

      - When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

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      PERSONAL INTEREST

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

      - All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

      OUTSIDE DIRECTORSHIP

      Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

      - In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

      PROXY VOTING

      Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

      - Material conflicts of interest are addressed through the establishment of our parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

      PERSONAL TRADING

      Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

      - Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

      - Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

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      SOFT DOLLARS

      Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

      - It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

      CONSULTANT BUSINESS

      Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

      -    The Boston Company does not pay referral fees to consultants.

      GIFTS

      Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

      The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

      - The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501 (c)(3) charitable organization of the employee's choice.

(24) Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

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      Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

      As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

(25) As an investment adviser and fiduciary, Alliance Capital owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

      EMPLOYEE PERSONAL TRADING

      Alliance Capital has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance Capital own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance Capital permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance Capital's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance Capital. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

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      MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

      Alliance Capital has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance Capital's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

      ALLOCATING INVESTMENT OPPORTUNITIES

      Alliance Capital has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance Capital routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

      Alliance Capital's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance Capital has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance Capital could share in investment gains.

      To address these conflicts of interest, Alliance Capital's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

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(26)  CONFLICTS. The management of multiple funds, including the fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

      The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

      Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

      The manager and the fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


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STRUCTURE OF COMPENSATION

(1) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(2) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

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(4)   The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. An annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the team of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of the portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(5) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, plus a percentage of the assets of the funds they support as research analysts, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(6) RSIM is an employee-owned investment firm. The firm has two separate investment advisory operating divisions, each with separate compensation and profit sharing structures. Each of the firm's portfolio managers is part of the Growth Group or the Value Group. Messrs. Wallace and Seabern are members of the Growth Group (the "Group"). In establishing salaries and bonuses, RSIM considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RSIM sets salary and bonus levels by reference to other investment firms investing in similar categories. In consultation with RSIM's Co-Chief Executive Officers, the leaders of the Group, who include Mr. Wallace, determined all salaries and bonuses for the Group for the fiscal year ended Dec. 31, 2004. Salaries were based on industry standards, as described above. Bonuses within the Group were based on a number of factors, including (1) pre-tax investment performance for each account managed by a portfolio manager against a relevant peer group over one-and three-year periods, with an emphasis on the most recent one-year period, and (2) experience. Assets under management did not directly affect any individual's salary or bonus, although the amount of the Group's assets under management affected the fee revenue attributable to the Group, which in turn affected the maximum amount of money available for the Group's aggregate salaries and bonuses. In addition, the Group's portfolio managers participated in the profits of the Group based on their profit sharing percentages. The Group's leaders, in consultation with RSIM's Co-Chief Executive Officers, set these percentages at the beginning of each year based on a number of factors, including tenure, assets under management, long-term investment performance (compared to appropriate benchmarks), and overall contribution to the Group's investment process. Some of the Group's portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits in addition to Group profits.

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(7)   Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

      The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professional's compensation. The CIO is also responsible for identifying investment professionals who should be considered for equity ownership on an annual basis.

(8) BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and incentive bonuses based upon account performance. Salaries are competitive with industry standards. Account management commissions are a specific percentage of the account fees paid to the portfolio account manager(s) while the manager and account are still with the firm. Performance bonuses are paid as a specific percentage of the account fees to the portfolio manager(s) when that account's annual returns occur in the top quartile of the returns achieved by other managers having the same investment objective as the subject product.

(9) The compensation received by portfolio managers at UBS includes a base salary and incentive compensation based on their personal performance. UBS's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS's clients. Overall compensation can be grouped into four categories: 1) Competitive salary, benchmarked to maintain competitive compensation opportunities; 2) Annual bonus, tied to individual contributions and investment performance; 3) UBS equity awards, promoting company-wide success and employee retention; 4) Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff. The base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry. Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS's clients. Senior investment professionals, such as Messrs. Graham and Wabnik, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years. Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

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(10)  The portfolio managers' compensation as RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund, institutional portfolio and hedge fund performance. Funding for the portion of the bonus pool related to mutual fund and institutional portfolio management is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. Funding for the portion of the bonus pool related to hedge fund management is based on a percentage of the hedge fund performance fee. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(11) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(12) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

      BASE SALARY
      Portfolio managers receive base pay in the form of a fixed annual salary.

      BONUS
      A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

      With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund and Discovery Fund. In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

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      A second factor in the bonus calculation relates to the performance of all
      American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

      A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

      Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

      RESTRICTED STOCK PLANS
      Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

      DEFERRED COMPENSATION PLANS
      Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(13)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(14) GSAM and the GSAM Growth team's (the Growth Team) compensation package for its Portfolio Managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures performance on a market cycle basis, which typically measures a three-to-seven year period, rather than being focusing on short-term gains in their strategies or short-term contributions from a Portfolio Manager in any given year.

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      The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other Portfolio Managers within the research process. Benchmarks for measuring performance can be either broad-based or narrow-based indices, which will vary based on client expectations. The benchmark for the Fundamental Growth Fund is the Russell 1000 Growth Index.

      The Growth Team also considers each Portfolio Manager's individual performance, his or her contribution to the overall performance of the strategy long term, and his/her ability to work as a member of the Team.

      GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co., and anticipated compensation levels among competitor firms.


(15) The fund pays Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and Ameriprise Financial, Inc. with respect to the fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the fund.

      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the investment professional primarily responsible for the day-to-day management of the fund ("portfolio manager") includes a base salary and incentive components. The base salary for the portfolio manager is determined by his experience and performance in his role as portfolio manager. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the portfolio manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees. The portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the portfolio manager and generally each other portfolio managed by such portfolio manager. Wellington Management applies similar incentive structures to other portfolios managed by the portfolio manager, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some portfolio managers are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance.


(16) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for

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      managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(17) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the portfolio manager's experience, reputation and competitive market rates.

      Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, the funds' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment to a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

      Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(18) Mr. Kaplan receives from Royce a base salary, a performance bonus, a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Mr. Kaplan's compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses.

      BASE SALARY - Mr. Kaplan is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of Mr. Kaplan's experience and responsibilities.

      PERFORMANCE BONUS - Mr. Kaplan receives a quarterly performance bonus that is revenue-based, and therefore in part is based on the value of the accounts' net assets, determined with reference to each of the registered investment company accounts he manages. For Mr. Kaplan, the revenue-based performance bonus applicable to the registered investment company accounts he manages is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes.

      Payment of the performance bonus may be deferred as described below, and any amounts deferred are forfeitable, if a portfolio manager is terminated by Royce with or without cause or resigns. The amount of the deferred performance bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce registered investment company accounts selected by the portfolio manager at the beginning of the deferral period. The amount deferred will depend on the portfolio manager's total direct, indirect beneficial, and deferred unvested bonus investments in the Royce registered investment company account for which he is receiving portfolio management compensation.

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

      PARTNERS POOL - Each portfolio manager, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the portfolio manager is terminated with or without cause or resigns, and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.

      BENEFIT PACKAGE - Each portfolio manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a small portion of a portfolio manager's overall compensation.

(19) GSAM and the GSAM Value Team's (the Value Team) compensation package for its Portfolio Managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Portfolio Manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

      The performance bonus is significantly influenced by a 3-year period of investment performance. The following criteria are considered:

      -    Individual performance (relative, absolute)

      -    Team Performance (relative, absolute)

      -    Consistent performance that aligns with clients' objectives

      -    Achievement of top rankings (relative and competitive)

      The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3-year basis.

(20) Other Compensation. GSAM offers a number of additional benefits/deferred compensation programs for all Portfolio Managers including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

      Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(21) The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

Statement of Additional Information - Dec. 30, 2005                     Page 132

(22) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(23) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

(24) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. In addition, where portfolio managers invest in a hedge fund managed by RiverSource Investments, they receive a cash reimbursement for the fees charged on their hedge fund investments. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in these accounts managed by the portfolio managers, including the Fund, and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio managers. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(25) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his

Statement of Additional Information - Dec. 30, 2005                     Page 133
      performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(26) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, plus a percentage of the assets of the funds they support as research analysts and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(27) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual bonus is based on mutual fund performance. Funding for the bonus pool is determined by a market competitive bonus target for the portfolio manager and by the short-term (typically one-year) performance of the accounts compared to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of the portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(28) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

Statement of Additional Information - Dec. 30, 2005                     Page 134

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(29)  The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. In addition, where portfolio managers invest in a hedge fund managed by RiverSource Investments, they receive a cash reimbursement for the fees charged on their hedge fund investments. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio manager, including the Fund, plus a percentage of the assets of the funds she supports as research analyst and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups.
      With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio manager plus a percentage of performance fees earned on the hedge funds she supports as research analyst. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(30) As of October 31, 2005, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes also participates in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and is based on Columbia WAM's recent performance. Portfolio manager compensation is variable and is based on both security analysis and portfolio management skill, as reflected through investment performance. Security analysis performance is evaluated based on investment results versus benchmarks of assigned coverage areas, industry and country weighting recommendations, achievement of industry and country weighting change mandates, the attainment of consistency across accounts, the magnitude of assets managed and the number of new investment ideas generated. Portfolio management performance is gauged on the pre-tax total return of each fund as measured against the performance of its benchmark index as well as its Lipper peer group. For portfolio managers that manage multiple funds, the performance of each fund is weighted by asset size so that the performance of a larger fund bears more importance on a portfolio manager's compensation than a smaller fund.

      Other factors used to determine portfolio manager compensation include the manager's business building efforts and governance and citizenship. The same factors and approach are applied to a portfolio manager's management of a separate account. Further, salary and bonus amounts were also impacted by Columbia WAM's income growth, revenue growth and growth of assets under management. Base salary amounts are determined according to multiple year performance, whereas bonus amounts are determined largely according to the manager's current year performance

      A portion of Mr. Egan's compensation is also based on his responsibilities as the director of international research at Columbia WAM.

Statement of Additional Information - Dec. 30, 2005                     Page 135

(31) The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.

      For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

      All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).

(32) Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.

      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

      In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Statement of Additional Information - Dec. 30, 2005                     Page 136

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(33)  Alliance Capital's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

      (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

      (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance Capital's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance Capital considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance Capital. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance Capital also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance Capital's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under Alliance Capital's Partners Compensation Plan ("deferred awards"):
             Alliance Capital's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance Capital terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance Capital's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance Capital also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance Capital's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units).

      (iv)   Contributions under Alliance Capital's Profit Sharing/401(k) Plan:
             The contributions are based on Alliance Capital's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance Capital.

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(34)  The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY Each portfolio manager is paid a base salary.

      ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

      - INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

      - RESEARCH. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of RECOMMENDATIONS, and peer evaluation.

      - NON-INVESTMENT PERFORMANCE. For senior portfolio managers, there is a qualitative evaluation based on leadership and THE mentoring of staff.

      - RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in THE manager's appraisal.

      ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

      Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.


Statement of Additional Information - Dec. 30, 2005                     Page 138

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 21. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE*

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                          ------------------------------------------------------------------------------------
                                              $0 -       $500,000,001 -   $1,000,000,001 -  $3,000,000,001 -   $12,000,000,001
              FUND                        500,000,000    1,000,000,000     3,000,000,000    12,000,000,000           +
------------------------------------------------------------------------------------------------------------------------------
Discovery                                 0.080%         0.075%           0.070%            0.060%             0.050%
Emerging Markets
European Equity
Global Balanced
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Partners Small Cap Value
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Company Index
Strategic Allocation

California Tax-Exempt                     0.070%         0.065%           0.060%            0.050%             0.040%
Core Bond
Diversified Bond
High-Yield Bond
Income Opportunities
Inflation Protected
Insured Tax-Exempt
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Selective
Short Duration U.S. Government
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage

Statement of Additional Information - Dec. 30, 2005                     Page 139

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                          ------------------------------------------------------------------------------------
                                              $0 -       $500,000,001 -   $1,000,000,001 -  $3,000,000,001 -   $12,000,000,001
              FUND                        500,000,000    1,000,000,000     3,000,000,000    12,000,000,000           +
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                         0.060%         0.055%           0.050%            0.040%             0.030%
Balanced
Cash Management
Disciplined Equity
Diversified Equity
Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
Precious Metals
Real Estate
S&P 500 Index
Select Value
Stock
Strategy Aggressive
Tax-Exempt Money Market
Value

Portfolio Builder Aggressive              0.020%         0.020%           0.020%            0.020%             0.020%
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate
Conservative
Portfolio Builder Total Equity

* Effective Oct. 1, 2005, the funds' Board approved a change to the Administrative Services Agreement fee schedule under the Administrative Services Agreement between Ameriprise Financial and the funds.

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Dec. 30, 2005                     Page 140

                          TABLE 22. ADMINISTRATIVE FEES

                                                         ADMINISTRATIVE SERVICES FEES PAID IN            DAILY RATE
                                                   ----------------------------------------------     APPLIED TO FUND
                  FUND                               2005               2004               2003            ASSETS
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
Portfolio Builder Aggressive                         13,785                N/A                N/A               0.020
Portfolio Builder Conservative                        5,969                N/A                N/A               0.020
Portfolio Builder Moderate                           23,460                N/A                N/A               0.020
Portfolio Builder Moderate Aggressive                28,002                N/A                N/A               0.020
Portfolio Builder Moderate Conservative              10,779                N/A                N/A               0.020
Portfolio Builder Total Equity                       10,959                N/A                N/A               0.020
Small Company Index                                 784,439            731,549            737,583               0.060
S&P 500 Index                                       319,791            324,551            213,950               0.080

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
Equity Value                                        454,202            451,613            503,915               0.037
Precious Metals                                      51,848             52,769             36,584               0.060
Small Cap Advantage                                 491,869            371,247            295,220               0.054
Small Cap Growth                                    224,042            218,131            162,755               0.080
Strategy Aggressive                                 369,709            441,077            507,375               0.050

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
Aggressive Growth                                    24,630              7,449                254(a)            0.060
Fundamental Growth                                   31,978              6,428                259(a)            0.060
Fundamental Value                                   458,121            271,928            168,023               0.058
High Yield Bond                                   1,219,476          1,227,227          1,034,060               0.046
Select Value                                        427,460            240,301             94,457               0.058
Selective                                           477,298            598,158            738,688               0.050
Short Duration U.S. Government                      960,018          1,317,413          1,421,675               0.048
Small Cap Equity                                    129,820             88,061             32,020               0.080
Small Cap Value                                     824,914            676,121            470,468               0.071
U.S. Government Mortgage                            152,145            204,741            166,561               0.050
Value                                               285,752            228,212            161,752               0.060

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
California Tax-Exempt                                87,771            100,323            111,565               0.040
Dividend Opportunity                                406,110            415,515            457,055               0.037
Insured Tax-Exempt                                  166,983            193,412            204,472               0.040
Massachusetts Tax-Exempt                             30,362             37,526             39,417               0.040
Michigan Tax-Exempt                                  23,283             30,016             33,309               0.040
Minnesota Tax-Exempt                                163,503            176,718            182,304               0.038
New York Tax-Exempt                                  36,031             43,576             47,766               0.040
Ohio Tax-Exempt                                      24,486             31,477             34,268               0.040
Real Estate                                          41,449              2,235(b)             N/A               0.050

Statement of Additional Information - Dec. 30, 2005                     Page 141

                                                         ADMINISTRATIVE SERVICES FEES PAID IN            DAILY RATE
                                                   ----------------------------------------------     APPLIED TO FUND
                  FUND                               2005               2004               2003            ASSETS
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
Cash Management                                   1,016,703          1,171,667          1,445,919               0.025
Core Bond                                            78,241             38,539              2,965(c)            0.050
Disciplined Equity                                   29,441              6,521                939               0.050
Discovery                                            97,528            106,137             85,805               0.060
Growth                                            1,370,094          1,523,915          1,469,076               0.045
Income Opportunities                                164,038             81,849              3,160(c)            0.050
Inflation Protected Securities                       61,197              6,834(d)             N/A               0.050
Large Cap Equity                                    860,387            212,114             27,560               0.048
Large Cap Value                                      67,667             41,856             11,000               0.050
Limited Duration Bond                                88,881             53,771              3,184(c)            0.050
New Dimensions                                    4,756,123          5,561,820          5,277,428               0.035

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
Diversified Bond                                  1,259,427          1,460,195          1,674,570               0.046

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
Balanced                                            524,986            588,644            610,513               0.039
Diversified Equity Income                         1,216,876            942,358            676,319               0.026
Mid Cap Value                                       385,071            170,293             58,931               0.050
Stock                                               712,884            789,200            768,983               0.034
Strategic Allocation                                383,942            390,084            381,033               0.037

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
Emerging Markets                                    351,359            271,857            208,342               0.080
European Equity                                      75,504             78,835             82,084               0.080
Global Balanced                                      70,382             59,047             56,559               0.080
Global Bond                                         342,324            314,640            311,211               0.079
Global Equity                                       305,907            284,795            304,662               0.079
Global Technology                                   112,326            131,702             93,713               0.060
International Aggressive Growth                     240,889            149,750             94,603               0.080
International Equity                                127,687             88,536             38,014               0.080
International Opportunity                           331,818            255,871            239,593               0.080
International Select Value                          861,655            549,050            284,251               0.075
International Small Cap                              74,264             46,103             13,092               0.080

                                                     2004               2003               2002
                                                  -----------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
Intermediate Tax-Exempt                              69,058             65,453             33,380               0.040
Mid Cap Growth                                    1,056,445            868,316            805,649               0.047
Tax-Exempt Bond                                     323,368            371,126            375,680               0.040
Tax-Exempt High Income                            1,447,459          1,546,469          1,631,443               0.032

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
Tax-Exempt Money Market                              45,528             60,388             61,883               0.030


(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(d) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

Statement of Additional Information - Dec. 30, 2005                     Page 142

TRANSFER AGENCY AGREEMENT


Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fee varies depending on the investment category of the fund. For all but Class I shares, the fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class Y shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. For Class I shares, the fund allocates the fees based strictly on the number of shareholder accounts. You can find your fund's investment category in Table 1.


                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

      CLASS A        CLASS B      CLASS C      CLASS D      CLASS E       CLASS I      CLASS Y
      -------        -------      -------      -------      -------       -------      -------
      $ 19.50        $ 20.50      $ 20.00      $ 19.50      $ 19.50        $ 1.00      $ 17.50

     FUNDS-OF-FUNDS - BOND, STATE TAX-EXEMPT BOND, TAXABLE BOND, TAX-EXEMPT BOND FUNDS The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               CLASS A        CLASS B      CLASS C      CLASS I      CLASS Y
               -------        -------      -------      -------      -------
               $ 20.50        $ 21.50      $ 21.00      $ 1.00       $ 18.50

                               MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

               CLASS A        CLASS B      CLASS C      CLASS I      CLASS Y
               -------        -------      -------      -------      -------
               $ 22.00        $ 23.00      $ 22.50      $ 1.00       $ 20.00

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT

Ameriprise Financial Services, Inc., located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the Distributor daily. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Statement of Additional Information - Dec. 30, 2005                     Page 143

                   TABLE 23. SALES CHARGES PAID TO DISTRIBUTOR

                                                                                        AMOUNT RETAINED AFTER PAYING
                                            SALES CHARGES PAID TO DISTRIBUTOR          COMMISSIONS AND OTHER EXPENSES
                                           ------------------------------------   ----------------------------------------
                  FUND                       2005         2004          2003          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
Portfolio Builder Aggressive                2,689,735          N/A           N/A     1,129,812            N/A          N/A
Portfolio Builder Conservative                722,689          N/A           N/A       178,650            N/A          N/A
Portfolio Builder Moderate                  3,810,185          N/A           N/A     1,309,727            N/A          N/A
Portfolio Builder Moderate Aggressive       6,114,118          N/A           N/A     2,610,071            N/A          N/A
Portfolio Builder Moderate Conservative     1,603,913          N/A           N/A       530,042            N/A          N/A
Portfolio Builder Total Equity              1,393,255          N/A           N/A       509,719            N/A          N/A
Small Company Index                         1,511,932    1,717,480     2,281,660       554,278        485,006      379,830
S&P 500 Index                                N/A - No          N/A           N/A           N/A            N/A          N/A
                                         sales charge

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
Equity Value                                  740,741      798,502     1,056,778       258,954        212,373      257,505
Precious Metals                               141,256      146,086       116,320        58,658         46,448      (25,993)
Small Cap Advantage                         1,972,996    2,543,371       968,618       774,287        757,410      332,344
Small Cap Growth                              636,221    1,140,014     1,001,802       251,743        371,324      177,635
Strategy Aggressive                           595,175      873,773     1,249,906       241,030        296,244      439,236

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
Aggressive Growth                             165,878      131,508         2,319(a)     72,142         50,690       19,790(a)
Fundamental Growth                            108,453       87,619         5,351(a)     42,738         18,759      (18,864)(a)
Fundamental Value                           2,807,456    2,069,259     1,337,752     1,018,799        633,428      251,037
High Yield Bond                             3,259,902    4,885,301     3,424,299       975,605      1,014,719      301,541
Select Value                                1,622,013    2,473,422     1,230,319       570,709        668,150       56,873
Selective                                     588,090    1,034,975     1,444,382       284,661        429,635      232,740
Short Duration U.S. Government              3,761,704    8,055,130    11,561,778     1,548,985      2,236,469  (2,552,775)
Small Cap Equity                              521,747      687,100       317,549       185,766        199,371        9,860
Small Cap Value                             2,761,449    3,415,712     2,827,168     1,027,972      1,093,404      579,029
U.S. Government Mortgage                      621,406    1,414,409     2,218,546       188,075        322,339      585,001
Value                                         826,767    1,098,734       980,177       238,721        257,673      138,732

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
California Tax-Exempt                         217,494      246,897       369,212       109,849         96,481      147,346
Dividend Opportunity                        1,560,011    1,451,779     1,198,206       478,911        537,003      449,037
Insured Tax-Exempt                            302,210      567,873       739,237        94,572        182,980     (34,724)
Massachusetts Tax-Exempt                       95,312      163,094       230,570        41,176         67,903       23,080
Michigan Tax-Exempt                            67,704      108,759       123,009        20,037         48,877        9,420
Minnesota Tax-Exempt                          459,091      645,851       658,737       137,046        225,724       43,189
New York Tax-Exempt                           132,690      155,512       146,838        62,241         65,578       26,914
Ohio Tax-Exempt                                55,007      113,361       155,216         8,755         35,469       15,472
Real Estate                                   556,057      224,344(b)        N/A       223,164         95,933(b)       N/A

Statement of Additional Information - Dec. 30, 2005                     Page 144

                                                                                        AMOUNT RETAINED AFTER PAYING
                                            SALES CHARGES PAID TO DISTRIBUTOR          COMMISSIONS AND OTHER EXPENSES
                                           ------------------------------------   -----------------------------------------
                  FUND                       2005         2004          2003          2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
Cash Management                               748,512    1,556,245     2,570,091       746,839      1,554,374     2,568,224
Core Bond                                     202,975      243,504        61,761(c)     86,520        169,705      (239,213)(c)
Disciplined Equity                            125,953       64,957        15,207        46,636         13,620      (24,103)
Discovery                                      48,669       74,600        82,752        19,935         34,840        40,973
Growth                                      3,363,143    5,194,048     5,319,830     1,253,105      1,979,434     1,703,248
Income Opportunities                          879,762    1,008,513        51,706(c)    190,393        268,488      (266,547)(c)
Inflation Protected Securities                421,889      218,847(d)        N/A        76,043         45,591(d)        N/A
Large Cap Equity                            1,699,188    2,547,239       592,326       609,407        711,343        76,721
Large Cap Value                               188,831      454,971       180,263        63,877        132,559         6,677
Limited Duration Bond                         389,542      423,604        64,991(c)    111,318        178,177      (268,630)(c)
New Dimensions                             11,509,625   18,985,816    20,406,015     4,338,161      6,850,376       454,955

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
Diversified Bond                            2,874,944    3,926,269     5,046,003     1,006,060      1,516,544       722,797

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
Balanced                                      464,009      735,450       750,472       131,341        240,733       228,111
Diversified Equity Income                   9,408,620   10,301,867     3,604,654     2,282,243      2,933,886     1,012,358
Mid Cap Value                               3,017,158    2,377,837       655,293       905,204        837,278       149,937
Stock                                         433,108      831,538       980,709       135,307        329,906       337,309
Strategic Allocation                        1,041,883      989,579       847,194       202,865        316,545       223,952

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
Emerging Markets                              798,990      556,829       243,062    (6,658,875)    (6,660,972)   (2,681,731)
European Equity                               159,444      227,285       212,129        62,330        121,202        42,141
Global Balanced                               172,415      150,501       122,917        49,152         57,629        45,326
Global Bond                                   765,438      956,580     1,009,917       390,806        536,364       537,388
Global Equity                                 778,062      467,198       437,154       211,977        203,564       196,939
Global Technology                             328,770      591,744       543,360        67,485        208,704       150,041
International Aggressive Growth               816,345      796,060       528,748       282,465        360,944       194,832
International Equity                          299,410      456,321       329,351        96,946        175,987        82,777
International Opportunity                     873,855      997,517       274,577       244,843        371,845       104,589
International Select Value                  3,425,153    3,105,887     1,896,607     1,020,350      1,220,539       527,546
International Small Cap                       203,543      324,756        86,270        60,817        115,235        18,806

                                              2004         2003          2002          2004           2003          2002
                                           --------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
Intermediate Tax-Exempt                       306,545      611,983       366,668        86,091        100,008       (44,152)
Mid Cap Growth                              3,566,760    4,166,089     2,678,040     1,373,111      1,046,768       438,718
Tax-Exempt Bond                               495,541      740,644       814,931       197,028        233,789       169,809
Tax-Exempt High Income                      3,131,234    4,468,036     5,379,416     1,256,629      1,475,443     1,352,482

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
Tax-Exempt Money Market                      N/A - No          N/A           N/A           N/A            N/A           N/A
                                             sales
                                             charge


(a) For the period from April 14, 2003 (when shares became publicly available) to May 31, 2003.
(b) For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.
(c) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(d) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

Statement of Additional Information - Dec. 30, 2005                     Page 145

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, the fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

   To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:

   The fee is based on the average daily net assets of the fund attributable to the applicable class:

                CLASS A        CLASS B      CLASS C      CLASS D
                 0.25%          1.00%        1.00%        0.25%

   For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

FOR MONEY MARKET FUNDS

   The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

                             CLASS A        CLASS B
                              0.10%          0.85%

   For Class B shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, Class C and Class D shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement

Statement of Additional Information - Dec. 30, 2005                     Page 146
related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 24. 12b-1 FEES

                  FUND                            CLASS A            CLASS B            CLASS C       CLASS D
---------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
Portfolio Builder Aggressive                    $   131,509        $   148,824         $   14,167           N/A
Portfolio Builder Conservative                       47,394             90,296             18,476           N/A
Portfolio Builder Moderate                          207,226            306,025             37,943           N/A
Portfolio Builder Moderate Aggressive               269,870            290,686             29,798           N/A
Portfolio Builder Moderate Conservative              88,986            154,618             28,321           N/A
Portfolio Builder Total Equity                      103,536            123,254             10,069           N/A
Small Company Index                               1,997,297          4,471,167                N/A           N/A
S&P 500 Index                                           N/A                N/A                N/A    $  169,434

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
Equity Value                                      2,181,335          2,942,254             34,607           N/A
Precious Metals                                     162,502            190,923             17,490           N/A
Small Cap Advantage                               1,548,853          2,477,943            123,637           N/A
Small Cap Growth                                    448,569            839,539             76,227           N/A
Strategy Aggressive                               1,298,856          1,840,696             21,193           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
Aggressive Growth                                    53,023             48,357              3,331           N/A
Fundamental Growth                                   41,230             53,576              2,998           N/A
Fundamental Value                                 1,207,593          2,384,944            146,962           N/A
High Yield Bond                                   4,680,366          7,125,474            395,850           N/A
Select Value                                      1,225,074          1,930,026            115,118           N/A
Selective                                         1,638,968          1,516,008             49,992           N/A
Short Duration U.S. Government                    2,696,008          7,653,428            311,601           N/A
Small Cap Equity                                    272,058            431,058             38,537           N/A
Small Cap Value                                   1,851,124          3,558,899            222,997           N/A
U.S. Government Mortgage                            427,918          1,109,871            125,193           N/A
Value                                               678,394          1,516,583             96,685           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
California Tax-Exempt                               483,557            182,416             33,536           N/A
Dividend Opportunity                              1,852,456          2,836,466            105,158           N/A
Insured Tax-Exempt                                  859,029            502,493             65,596           N/A
Massachusetts Tax-Exempt                            147,943            186,463             14,622           N/A
Michigan Tax-Exempt                                 136,742             59,822             18,779           N/A
Minnesota Tax-Exempt                                877,625            517,111             92,150           N/A
New York Tax-Exempt                                 196,842            120,762             16,217           N/A
Ohio Tax-Exempt                                     136,871             84,836             21,311           N/A
Real Estate                                          98,379            109,406              6,203           N/A

Statement of Additional Information - Dec. 30, 2005                     Page 147

                  FUND                            CLASS A            CLASS B            CLASS C       CLASS D
---------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
Cash Management                                   3,303,424          1,141,431             20,261           N/A
Core Bond                                           153,743            100,229              4,566           N/A
Disciplined Equity                                   44,025             51,693              1,420           N/A
Discovery                                           366,138            129,934                280           N/A
Growth                                            5,058,973          5,641,889            128,612           N/A
Income Opportunities                                484,743            713,097             64,944           N/A
Inflation Protected Securities                      151,312            322,955             28,363           N/A
Large Cap Equity                                  2,866,767          5,272,525            101,520           N/A
Large Cap Value                                     183,291            277,867             14,213           N/A
Limited Duration Bond                               252,631            234,566             19,297           N/A
New Dimensions                                   20,565,923         24,839,333            559,396           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
Diversified Bond                                  4,534,413          5,752,444            193,278           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
Balanced                                          2,607,027          1,043,188             30,859           N/A
Diversified Equity Income                         7,657,786         10,740,806            480,884           N/A
Mid Cap Value                                     1,330,390          1,925,014             93,253           N/A
Stock                                             3,845,677          1,296,503             28,462           N/A
Strategic Allocation                              2,265,380            972,773             51,964           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
Emerging Markets                                    615,902            837,876             20,597           N/A
European Equity                                     215,628            357,616             14,910           N/A
Global Balanced                                     157,634            298,401             12,559           N/A
Global Bond                                         955,642          1,383,322             46,223           N/A
Global Equity                                       998,361          1,085,962             16,253           N/A
Global Technology                                   332,148            541,521             36,342           N/A
International Aggressive Growth                     473,135            538,762             31,073           N/A
International Equity                                251,971            246,890             15,280           N/A
International Opportunity                           988,705            870,310             24,597           N/A
International Select Value                        2,092,138          2,820,781            147,657           N/A
International Small Cap                             156,292            163,874              7,220           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
Intermediate Tax-Exempt                             326,960            258,071            107,144           N/A
Mid Cap Growth                                    3,701,465          4,312,934            147,541           N/A
Tax-Exempt Bond                                   1,800,449            429,863             52,734           N/A
Tax-Exempt High Income                           10,363,982          2,912,090            293,295           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
Tax-Exempt Money Market                             143,129                N/A                N/A           N/A


Statement of Additional Information - Dec. 30, 2005                     Page 148

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE BOND FUNDS OTHER THAN DIVERSIFIED BOND, HIGH YIELD BOND AND SELECTIVE: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT BOND, TAX-EXEMPT BOND AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND, HIGH YIELD BOND, AND SELECTIVE: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

Statement of Additional Information - Dec. 30, 2005                     Page 149

     TABLE 25. FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED RIVERSOURCE FUNDS

                                                           DATE FIRST
                                                DATE OF    OFFERED TO    FORM OF       STATE OF    FISCAL YEAR
                   FUND*                     ORGANIZATION    PUBLIC    ORGANIZATION  ORGANIZATION      END      DIVERSIFIED
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                     4/7/86                   Business         MA           6/30
                                                                         Trust(2)
    California Tax-Exempt Fund                              8/18/86                                                 No

DIMENSIONS SERIES, INC                         2/20/68,                Corporation       NV/MN         7/31
                                              6/13/86(1)
    New Dimensions Fund                                     8/1/68                                                  Yes

DISCOVERY SERIES, INC.                         4/29/81,                Corporation       NV/MN         7/31
                                              6/13/86(1)
    Core Bond Fund                                          6/19/03                                                 Yes
    Discovery Fund                                          8/24/81                                                 Yes
    Income Opportunities Fund                               6/19/03                                                 Yes
    Inflation Protected Securities Fund                     3/4/04                                                  No
    Limited Duration Bond Fund                              6/19/03                                                 Yes

EQUITY SERIES, INC.                            3/18/57,                Corporation       NV/MN        11/30
                                              6/13/86(1)
    Mid Cap Growth Fund(7)                                  6/4/57                                                  Yes

FIXED INCOME SERIES, INC.                      6/27/74,                Corporation       NV/MN         8/31
                                              6/31/86(1)
    Diversified Bond Fund(3)                                10/3/74                                                 Yes

GLOBAL SERIES, INC.                            10/28/88                Corporation        MN          10/31
    Emerging Markets Fund(6)                                11/13/96                                                Yes
    Global Balanced Fund(6)                                 11/13/96                                                Yes
    Global Bond Fund                                        3/20/89                                                 No
    Global Equity Fund(4),(6)                               5/29/90                                                 Yes
    Global Technology Fund                                  11/13/96                                                No

GOVERNMENT INCOME SERIES, INC.                  3/12/85                Corporation        MN           5/31
    Short Duration U.S. Government Fund(3)                  8/19/85                                                 Yes
    U.S. Government Mortgage Fund                           2/14/02                                                 Yes

GROWTH SERIES, INC.                            5/21/70,                Corporation       NV/MN         7/31
                                              6/13/86(1)
    Disciplined Equity Fund(7)                              4/24/03                                                 Yes
    Growth Fund                                             3/1/72                                                  Yes
    Large Cap Equity Fund                                   3/28/02                                                 Yes
    Large Cap Value Fund                                    6/27/02                                                 Yes

HIGH YIELD INCOME SERIES, INC.                  8/17/83                Corporation        MN           5/31
    High Yield Bond Fund(3)                                 12/8/83                                                 Yes

HIGH YIELD TAX-EXEMPT SERIES, INC.             12/21/78;               Corporation       NV/MN        11/30
                                              6/13/86(1)
    Tax-Exempt High Income Fund(7)                          5/7/79                                                  Yes

INCOME SERIES, INC.                            2/10/45;                Corporation       NV/MN         5/31
                                              6/13/86(1)
    Selective Fund                                          4/6/45                                                  Yes

INTERNATIONAL SERIES, INC.                      7/18/84                Corporation        MN          10/31
    European Equity Fund(6)                                 6/26/00                                                 Yes
    International Opportunity Fund(6), (7)                  11/15/84                                                Yes

INVESTMENT SERIES, INC.                        1/18/40;                Corporation       NV/MN         9/30
                                              6/13/86(1)
    Balanced Fund(7)                                        4/16/40                                                 Yes
    Diversified Equity Income Fund                          10/15/90                                                Yes
    Mid Cap Value Fund                                      2/14/02                                                 Yes

Statement of Additional Information - Dec. 30, 2005                     Page 150

                                                           DATE FIRST
                                                DATE OF    OFFERED TO    FORM OF       STATE OF    FISCAL YEAR
                   FUND*                     ORGANIZATION    PUBLIC    ORGANIZATION  ORGANIZATION      END      DIVERSIFIED
---------------------------------------------------------------------------------------------------------------------------
MANAGED SERIES, INC.                            10/9/84                Corporation        MN           9/30
    Strategic Allocation Fund(7)                            1/23/85                                                 Yes

MARKET ADVANTAGE SERIES, INC.                   8/25/89                Corporation        MN           1/31
    Portfolio Builder Conservative Fund                     3/4/04                                                  No
    Portfolio Builder Moderate Conservative                 3/4/04                                                  No
    Fund
    Portfolio Builder Moderate Fund                         3/4/04                                                  No
    Portfolio Builder Moderate Aggressive                   3/4/04                                                  No
    Fund
    Portfolio Builder Aggressive Fund                       3/4/04                                                  No
    Portfolio Builder Total Equity Fund                     3/4/04                                                  No
    S&P 500 Index Fund                                      10/25/99                                                Yes
    Small Company Index Fund                                8/19/96                                                 Yes

MONEY MARKET SERIES, INC.                      8/22/75;                Corporation       NV/MN         7/31
                                              6/13/86(1)
    Cash Management Fund                                    10/6/75                                                 Yes

PARTNERS SERIES, INC.                           3/20/01                Corporation        MN           5/31
    Aggressive Growth Fund                                  4/24/03                                                 Yes
    Fundamental Growth Fund(7)                              4/24/03                                                 Yes
    Fundamental Value Fund                                  6/18/01                                                 Yes
    Select Value Fund                                        3/8/02                                                 Yes
    Small Cap Equity Fund(7)                                 3/8/02                                                 Yes
    Small Cap Value Fund                                    6/18/01                                                 Yes
    Value Fund                                              6/18/01                                                 Yes

PARTNERS INTERNATIONAL SERIES, INC.             5/9/01                 Corporation        MN           10/31
    International Aggressive Growth Fund                    9/28/01                                                 Yes
    International Equity Fund(7)                            10/3/02                                                 Yes
    International Select Value Fund                         9/28/01                                                 Yes
    International Small Cap Fund                            10/3/02                                                 Yes

SECTOR SERIES, INC.                             3/25/88                Corporation        MN           6/30
    Dividend Opportunity Fund(5)                             8/1/88                                                 Yes
    Real Estate Fund                                         3/4/04                                                 No

SELECTED SERIES, INC.                           10/5/84                Corporation        MN           3/31
    Precious Metals Fund                                    4/22/86                                                 No

SPECIAL TAX-EXEMPT SERIES TRUST                 4/7/86                  Business          MA           6/30
                                                                        Trust(2)
    Insured Tax-Exempt Fund                                 8/18/86                                                 Yes
    Massachusetts Tax-Exempt Fund                            7/2/87                                                 No
    Michigan Tax-Exempt Fund                                 7/2/87                                                 No
    Minnesota Tax-Exempt Fund                               8/18/86                                                 No
    New York Tax-Exempt Fund                                8/18/86                                                 No
    Ohio Tax-Exempt Fund                                     7/2/87                                                 No

STOCK SERIES, INC.                             2/10/45,                Corporation       NV/MN         9/30
                                              6/13/86(1)
    Stock Fund                                               4/6/45                                                 Yes

STRATEGY SERIES, INC.                           1/24/84                Corporation        MN           3/31
    Equity Value Fund                                       5/14/84                                                 Yes
    Small Cap Growth Fund                                   1/24/01                                                 Yes
    Small Cap Advantage Fund                                 5/4/99                                                 Yes
    Strategy Aggressive Fund                                5/14/84                                                 Yes

Statement of Additional Information - Dec. 30, 2005                     Page 151

                                                           DATE FIRST
                                                DATE OF    OFFERED TO    FORM OF       STATE OF    FISCAL YEAR
                   FUND*                     ORGANIZATION    PUBLIC    ORGANIZATION  ORGANIZATION      END      DIVERSIFIED
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT SERIES, INC.                        9/30/76,                Corporation       NV/MN        11/30
                                              6/13/86(1)
    Intermediate Tax-Exempt Fund                            11/13/96                                                Yes
    Tax-Exempt Bond Fund                                    11/24/76                                                Yes

TAX-FREE MONEY SERIES, INC.                    2/29/80,                Corporation       NV/MN        12/31
                                              6/13/86(1)
    Tax-Exempt Money Market Fund(7)                          8/5/80                                                 Yes

* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.
(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.
(3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.
(4) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
(5) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.
(6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Balanced Fund changed its name to Threadneedle Global Balanced Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.
(7) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

Statement of Additional Information - Dec. 30, 2005                     Page 152

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 5 Master Trust portfolios and 90 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                             POSITION HELD WITH
                              FUNDS AND LENGTH      PRINCIPAL OCCUPATION               OTHER                COMMITTEE
    NAME, ADDRESS, AGE           OF SERVICE        DURING PAST FIVE YEARS          DIRECTORSHIPS           MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member         Chair, Board Services                                Contracts,
901 S. Marquette Ave.        since 1999           Corporation (provides                                Executive,
Minneapolis, MN 55402                             administrative services                              Investment Review,
Age 71                                            to boards); former                                   Board Effectiveness
                                                  Governor of Minnesota

Philip J. Carroll, Jr.*      Board member         Retired Chairman and        Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.        since 2002           CEO, Fluor Corporation      Vulcan Materials         Executive,
Minneapolis, MN 55402                             (engineering and            Company, Inc.            Investment Review
Age 67                                            construction)               (construction
                                                                              materials/chemicals)

Patricia M. Flynn            Board member         Trustee Professor of                                 Investment Review,
901 S. Marquette Ave.        since 2004           Economics and                                        Joint Audit
Minneapolis, MN 55402                             Management, Bentley
Age 54                                            College; former Dean,
                                                  McCallum Graduate School
                                                  of Business, Bentley
                                                  College

Anne P. Jones                Board member         Attorney and Consultant                              Joint Audit,
901 S. Marquette Ave.        since 1985                                                                Board
Minneapolis, MN 55402                                                                                  Effectiveness,
Age 70                                                                                                 Executive,
                                                                                                       Investment Review

Jeffrey Laikind              Board member         Former Managing             American Progressive
901 S. Marquette Ave.        since 2005           Director, Shikiar Asset     Insurance
Minneapolis, MN 55402                             Management
Age 70

Stephen R. Lewis, Jr.        Board member         President Emeritus and      Valmont Industries,      Contracts,
901 S. Marquette Ave.        since 2002           Professor of Economics,     Inc.  (manufactures      Investment Review,
Minneapolis, MN 55402                             Carleton College            irrigation systems)      Executive,
Age 65                                                                                                 Board Effectiveness

Catherine James Paglia       Board member         Director, Enterprise        Strategic                Contracts,
901 S. Marquette Ave.        since 2004           Asset Management, Inc.      Distribution, Inc.       Investment Review
Minneapolis, MN 55402                             (private real estate and    (transportation,
Age 53                                            asset management company)   distribution and
                                                                              logistics consultants)

Alan K. Simpson              Board member         Former three-term                                    Investment Review,
1201 Sunshine Ave.           since 1997           United States Senator                                Board Effectiveness
Cody, WY 82414                                    for Wyoming
Age 74

Alison Taunton-Rigby         Board member         Chief Executive Officer,    Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.        since 2002           RiboNovix, Inc. since       (biotechnology);         Contracts
Minneapolis, MN 55402                             2003 (biotechnology);       American Healthways,
Age 61                                            former President,           Inc. (health
                                                  Forester Biotech            management programs)


* Phillip J. Carroll, Jr. retired as a member of the Board, effective Nov. 10, 2005.

Statement of Additional Information - Dec. 30, 2005                     Page 153

BOARD MEMBERS AFFILIATED WITH RIVERSOURCE INVESTMENTS**



                                     POSITION HELD
                                    WITH FUNDS AND
                                       LENGTH OF           PRINCIPAL OCCUPATION             OTHER        COMMITTEE
       NAME, ADDRESS, AGE               SERVICE           DURING PAST FIVE YEARS        DIRECTORSHIPS   MEMBERSHIPS
-------------------------------------------------------------------------------------------------------------------
William F. Truscott                 Board member     President - U.S. Asset                             Investment
53600 Ameriprise Financial Center   since 2001,      Management and Chief Investment                    Review
Minneapolis, MN 55474               Vice President   Officer, Ameriprise Financial,
Age 45                              since 2002       Inc. and President, Chairman of
                                                     the Board and Chief Investment
                                                     Officer, RiverSource
                                                     Investments, LLC since 2005;
                                                     Senior Vice President - Chief
                                                     Investment Officer, Ameriprise
                                                     Financial, Inc. and Chairman of
                                                     the Board and Chief Investment
                                                     Officer, RiverSource
                                                     Investments, LLC, 2001-2005;
                                                     former Chief Investment Officer
                                                     and Managing Director, Zurich
                                                     Scudder Investments



 ** Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 27. FUND OFFICERS


                                     POSITION HELD
                                    WITH FUNDS AND
                                       LENGTH OF           PRINCIPAL OCCUPATION             OTHER        COMMITTEE
       NAME, ADDRESS, AGE               SERVICE           DURING PAST FIVE YEARS        DIRECTORSHIPS   MEMBERSHIPS
-------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer        Vice President - Investment
105 Ameriprise Financial Center     since 2002       Accounting, Ameriprise Financial,
Minneapolis, MN 55474                                Inc., since 2002; Vice President
Age 50                                               - Finance, American Express
                                                     Company,
                                                     2000-2002; Vice President -
                                                     Corporate
                                                     Controller, Ameriprise Financial,
                                                     Inc., 1996-2000

Paula R. Meyer                      President        Senior Vice President - Mutual
596 Ameriprise Financial Center     since 2002       Funds, Ameriprise Financial, Inc.
Minneapolis, MN 55474                                since 2002 and Senior Vice
Age 51                                               President, RiverSource
                                                     Investments, LLC since 2004; Vice
                                                     President and Managing Director -
                                                     American Express Funds,
                                                     Ameriprise Financial, Inc.
                                                     2000-2002; Vice President,
                                                     Ameriprise Financial, Inc.
                                                     1998-2000

Leslie L. Ogg                       Vice President,  President of Board Services
901 S. Marquette Ave.               General          Corporation
Minneapolis, MN 55402               Counsel, and
Age 67                              Secretary
                                    since 1978

Beth E. Weimer                      Chief            Vice President and Chief
172 Ameriprise Financial Center     Compliance       Compliance Officer, Ameriprise
Minneapolis, MN 55474               Officer since    Financial, Inc. since 2001 and
Age 52                              2004             Chief Compliance Officer,
                                                     RiverSource Investments, LLC
                                                     since 2005; Vice President and
                                                     Chief Compliance Officer - Asset
                                                     Management and Insurance,
                                                     Ameriprise Financial Services,
                                                     Inc. since 2001; Partner, Arthur
                                                     Andersen Regulatory Risk
                                                     Services, 1998-2001


Statement of Additional Information - Dec. 30, 2005                     Page 154

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with RiverSource Investments and its affiliates, its subsidiaries, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and RiverSource Investments' profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                                                               INVESTMENT      BOARD
                                                     EXECUTIVE   JOINT AUDIT     REVIEW     EFFECTIVENESS   CONTRACTS
                  FISCAL PERIOD                      COMMITTEE    COMMITTEE    COMMITTEE     COMMITTEE      COMMITTEE
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31           1            4             4             5            5
For funds with fiscal period ending March 31             1            4             3             5            5
For funds with fiscal period ending May 31               1            4             4             5            5
For funds with fiscal period ending June 30              1            4             3             5            6
For funds with fiscal period ending July 31              1            4             4             5            6
For funds with fiscal period ending August 31            1            4             4             5            6
For funds with fiscal period ending September 30         2            4             5             6            7
For funds with fiscal period ending October 31           2            4             4             5            7
For funds with fiscal period ending November 30          1            4             4             3            6
For funds with fiscal period ending December 31          1            4             4             3            7


Statement of Additional Information - Dec. 30, 2005                     Page 155

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of all funds overseen by the Board member.

                  TABLE 29. BOARD MEMBER HOLDINGS* - ALL FUNDS

BASED ON NET ASSET VALUES AS OF DEC. 31, 2004


                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
      BOARD MEMBER                    FUNDS OVERSEEN BY BOARD MEMBER
------------------------------------------------------------------------------
Arne H. Carlson             Over $100,000
Philip J. Carroll, Jr.**    None
Patricia M. Flynn           $10,001 - $50,000
Anne P. Jones               Over $100,000
Stephen R. Lewis, Jr.**     $10,001 - $50,000
Catherine James Paglia      None
Alan K. Simpson             $50,001 - $100,000
Alison Taunton-Rigby        Over $100,000
William F. Truscott         Over $100,000



 * Mr. Laikind was not a Board member prior to Dec. 31, 2004 and therefore is not included in the table.
** Two independent directors have deferred compensation invested in share equivalents.


      As of Dec. 31, 2004, each owned:
            Philip J. Carroll, Jr.                         $10,001-$50,000
            Stephen R. Lewis, Jr.                         $50,001-$100,000

HOLDINGS IN EACH INDIVIDUAL FUND. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of each fund.

               TABLE 30. BOARD MEMBER HOLDINGS* - INDIVIDUAL FUNDS

BASED ON NET ASSET VALUES AS OF DEC. 31, 2004

                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                           ------------------------------------------------------------------------------------
                                                                                             TAUNTON
          FUND             CARLSON   CARROLL   FLYNN      JONES     LEWIS   PAGLIA  SIMPSON   RIGBY    TRUSCOTT
---------------------------------------------------------------------------------------------------------------
Aggressive Growth            None      None     None      None      None     None    None      None      None

Balanced                     None      None     None      None      None     None    None      None    $50,001-
                                                                                                       $100,000

California Tax-Exempt        None      None     None      None      None     None    None      None      None

Cash Management            $10,001-    None     None      None      None     None     $1-      None      None
                           $50,000                                                  10,000

Core Bond                    None      None     None      None      None     None    None      None      None

Disciplined Equity         $10,001-    None     None      None      None     None    None      None    $10,001-
                           $50,000                                                                     $50,000

Discovery                    None      None     None      None      None     None    None      None      None

Diversified Bond             None      None     None    $10,001-    None     None    None      None    $10,001-
                                                        $50,000                                        $50,000

Diversified Equity Income    None      None     None      None    $10,001-   None    None    $10,001-    None
                                                                  $50,000                    $50,000
                                                                     C

Dividend Opportunity       $10,001-    None     None      None      None     None    None      None      Over
                           $50,000                                                                     $100,000

Emerging Markets             None      None     None      None      None     None    None      None    $10,001-
                                                                                                       $50,000

Equity Value                 None      None     None      None      None     None    None      None      None

European Equity              None      None     None      None      None     None    None      None      None

Statement of Additional Information - Dec. 30, 2005                     Page 156

                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                           ------------------------------------------------------------------------------------
                                                                                             TAUNTON
          FUND             CARLSON   CARROLL   FLYNN      JONES     LEWIS   PAGLIA  SIMPSON   RIGBY    TRUSCOTT
---------------------------------------------------------------------------------------------------------------
Fundamental Growth           None      None     None      None      None     None    None      None      None

Fundamental Value          $10,001-    None     None      None      None     None    None      None      None
                           $50,000

Global Balanced              None      None     None      None      None     None    None      None      None

Global Bond                  None      None     None    $50,001-    None     None    None      None      None
                                                        $100,000

Global Equity                None      None     None      None      None     None    None      None      None

Global Technology            None       A       None      None      None     None    None    $10,001-  $10,001-
                                                                                             $50,000   $50,000

Growth                       None      None     None    $10,001-    None     None    None    $10,001-  $50,001-
                                                        $50,000                              $50,000   $100,000

High Yield Bond              None      None     None      Over      None     None    None      None      Over
                                                        $100,000                                       $100,000

Income Opportunities         None      None     None      None      None     None    None      None    $10,001-
                                                                                                       $50,000

Inflation Protected          None      None     None      None      None     None    None      None      None
Securities

Insured Tax-Exempt           None      None     None      None      None     None    None      None      None

Intermediate Tax-Exempt      None      None     None      None      None     None    None      None    $50,001-
                                                                                                       $100,000

International Aggressive     None      None     None      None      None     None    None      None      None
Growth

International Equity         None      None     None      None      None     None    None      None      None

International Opportunity    None      None     None      None      None     None   $10,001-   None       Over
                                                                                    $50,000            $100,000

International Select         None      None     None      None      None     None    None      None      None
Value

International Small Cap      None      None     None      None      None     None    None      None      None

Large Cap Equity             None      None     None      None      None     None    None    $10,001-    Over
                                                                                             $50,000   $100,000

Large Cap Value              None      None     None      None      None     None    None    $10,001-  $50,001-
                                                                                             $50,000   $100,000

Limited Duration Bond        None      None     None      None      None     None    None      None      None

Massachusetts Tax-Exempt     None      None     None      None      None     None    None      None      Over
                                                                                                       $100,000

Michigan Tax-Exempt          None      None     None      None      None     None    None      None      None

Mid Cap Growth               None      None     None      None    $10,001-   None    None      None    $50,001-
                                                                  $50,000                              $100,000

Mid Cap Value                None      None     None      None      None     None    None      None    $10,001-
                                                                                                       $50,000

Minnesota Tax-Exempt         None      None     None      None      None     None    None      None      None

New Dimensions               None      None     None      Over      None     None    None      None      None
                                                        $100,000

New York Tax-Exempt          None      None     None      None      None     None    None      None      None

Ohio Tax-Exempt              None      None     None      None      None     None    None      None      None

Portfolio Builder            None      None     None      None      None     None    None      None      None
Aggressive

Portfolio Builder            None      None     None      None      None     None    None      None      None
Conservative

Portfolio Builder            None      None     None      None      None     None    None      None      None
Moderate

Portfolio Builder            None      None     None      None      None     None    None      None      None
Moderate Aggressive

Portfolio Builder            None      None     None      None      None     None    None      None      None
Moderate Conservative

Statement of Additional Information - Dec. 30, 2005                     Page 157

                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                           ------------------------------------------------------------------------------------
                                                                                             TAUNTON
          FUND             CARLSON   CARROLL   FLYNN      JONES     LEWIS   PAGLIA  SIMPSON   RIGBY    TRUSCOTT
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Total      None      None     None      None      None     None    None      None      None
Equity

Precious Metals              None      None     None      None      None     None    None      None      None

Real Estate                  None      None     None      None      None     None    None      None    $50,001-
                                                                                                       $100,000

S&P 500 Index                None      None     None      None      None     None    None      None      None

Select Value               $10,001-    None     None      None      None     None    None      None      None
                           $50,000

Selective                    None      None     None    $10,001-    None     None    None      None      None
                                                        $50,000

Short Duration U.S.          None      None     None      Over      None     None    None      None      None
Government                                              $100,000

Small Cap Advantage          None      None     None      None      None     None    None      None      None

Small Cap Equity             None      None     None      None      None     None    None      None      None

Small Cap Growth             None      None     None      None      None     None    None      None      None

Small Cap Value              None      None     None      None      None     None    None      None      None

Small Company Index          None      None     None      Over      None     None    None      None      None
                                                        $100,000

Stock                        None      None     None      None      None     None    None      None      None

Strategic Allocation       $50,001-    None   $10,001-    None      None     None    None      None    $10,001-
                           $100,000           $50,000                                                  $50,000

Strategy Aggressive          None      None     None      None      None     None    None      None      None

Tax-Exempt Bond              None      None     None    $10,001-    None     None    None      None      None
                                                        $50,000

Tax-Exempt High Income       None      None     None      None      None     None    None      None    $50,001-
                                                                                                       $100,000

Tax-Exempt Money Market      None      None     None      None      None     None    None      None      None

U.S. Government Mortgage     None      None     None      None      None     None    None      None      None

Value                        None      None     None      None      None     None    None      None      None


* Mr. Laikind was not a Board member prior to Dec. 31, 2004 and therefore is not included in the table.


Deferred compensation invested in share equivalents:

A. Carroll   Global Technology                            $10,001-$50,000
B. Lewis     International Opportunity                    $10,001-$50,000
             Diversified Equity Income                   $50,001-$100,000
             Emerging Markets                             $10,001-$50,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

Statement of Additional Information - Dec. 30, 2005                     Page 158

COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 31. BOARD MEMBER COMPENSATION - ALL FUNDS



                                                       TOTAL CASH COMPENSATION
                                       FROM RIVERSOURCE FUNDS AND PREFERRED MASTER TRUST GROUP
           BOARD MEMBERS*                                PAID TO BOARD MEMBER
       ---------------------------------------------------------------------------------------
       Philip J. Carroll, Jr.                                 $      0
       Livio D. DeSimone**                                           0
       Patricia M. Flynn                                        87,988
       Anne P. Jones                                           186,125
       Stephen R. Lewis, Jr.                                   147,685
       Catherine James Paglia                                  167,075
       Alan K. Simpson                                         134,475
       Alison Taunton-Rigby                                    167,075



       * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation, a company providing administrative services to the funds. Board member compensation is a combination of a base fee and meeting fees. Mr. Laikind was not a Board member prior to Oct. 31, 2005 and therefore is not included in the table.
      ** Livio D. DeSimone retired as a member of the Board, effective Sept. 8, 2005.


COMPENSATION FROM EACH FUND. The following table shows the compensation to the Board members from each fund during its last fiscal period.

             TABLE 32. BOARD MEMBER* COMPENSATION - INDIVIDUAL FUNDS

                                                                   AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
               FUND                    CARROLL   DESIMONE**    FLYNN      JONES      LEWIS      PAGLIA      SIMPSON    RIGBY
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
Portfolio Builder Aggressive             ***         ***        ***        ***        ***         ***        ***        ***
Portfolio Builder Conservative           ***         ***        ***        ***        ***         ***        ***        ***
Portfolio Builder Moderate               ***         ***        ***        ***        ***         ***        ***        ***
Portfolio Builder Moderate               ***         ***        ***        ***        ***         ***        ***        ***
Aggressive
Portfolio Builder Moderate               ***         ***        ***        ***        ***         ***        ***        ***
Conservative
Portfolio Builder Total Equity           ***         ***        ***        ***        ***         ***        ***        ***
Small Company Index - total              1,677        1,854        533      1,954      2,104         550      1,550      1,750
   Amount deferred                       1,677        1,854        133          0        827           0          0          0
S&P 500 Index - total                    1,169        1,345        442      1,445      1,595         417      1,042      1,242
   Amount deferred                       1,169        1,345        108          0        638           0          0          0

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
Equity Value - total                     1,628        1,755        692      1,905      2,005         758      1,450      1,700
   Amount deferred                       1,628        1,755        213          0        803           0          0          0
Precious Metals - total                    979        1,105        483      1,255      1,355         492        800      1,050
   Amount deferred                         979        1,105        138          0        550           0          0          0
Small Cap Advantage - total              1,403        1,530        642      1,680      1,780         683      1,225      1,475
   Amount deferred                       1,403        1,530        200          0        722           0          0          0
Small Cap Growth - total                 1,079        1,205        517      1,355      1,455         533        900      1,150
   Amount deferred                       1,079        1,205        150          0        590           0          0          0
Strategy Aggressive - total              1,353        1,480        592      1,630      1,730         633      1,175      1,425
   Amount deferred                       1,353        1,480        175          0        693           0          0          0

Statement of Additional Information - Dec. 30, 2005                     Page 159

                                                                   AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
               FUND                    CARROLL   DESIMONE**    FLYNN      JONES      LEWIS      PAGLIA      SIMPSON    RIGBY
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
Aggressive Growth - total                1,020        1,147        750      1,347      1,448         758        842      1,092
   Amount deferred                       1,020        1,147        271          0        556           0          0          0
Fundamental Growth - total               1,428        1,555        992      1,755      1,857       1,033      1,250      1,500
   Amount deferred                       1,428        1,555        375          0        715           0          0          0
Fundamental Value - total                1,270        1,397        892      1,597      1,748         917      1,142      1,392
   Amount deferred                       1,270        1,397        333          0        670           0          0          0
High Yield Bond - total                  1,529        1,655      1,000      1,855      2,007       1,050      1,400      1,650
   Amount deferred                       1,529        1,655        375          0        765           0          0          0
Select Value - total                     1,320        1,447        900      1,647      1,798         933      1,192      1,442
   Amount deferred                       1,320        1,447        333          0        686           0          0          0
Selective - total                        1,129        1,255        800      1,455      1,607         817      1,000      1,250
   Amount deferred                       1,129        1,255        292          0        613           0          0          0
Short Duration U.S. Government -         1,395        1,522        908      1,722      1,873         950      1,267      1,517
total  Amount deferred                   1,395        1,522        333          0        711           0          0          0
Small Cap Equity - total                 1,029        1,155        750      1,355      1,507         758        900      1,150
   Amount deferred                       1,029        1,155        271          0        575           0          0          0
Small Cap Value - total                  1,595        1,722      1,050      1,922      2,073       1,108      1,467      1,717
   Amount deferred                       1,595        1,722        396          0        792           0          0          0
U.S. Government Mortgage - total         1,129        1,255        800      1,455      1,607         817      1,000      1,250
   Amount deferred                       1,129        1,255        292          0        613           0          0          0
Value - total                            1,220        1,347        850      1,547      1,698         875      1,092      1,342
   Amount deferred                       1,220        1,347        313          0        648           0          0          0

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
California Tax-Exempt - total            1,079        1,205        808      1,405      1,557         867        900      1,200
   Amount deferred                       1,079        1,205        300          0        583           0          0          0
Dividend Opportunity - total             1,579        1,705      1,100      1,905      2,057       1,200      1,400      1,700
   Amount deferred                       1,579        1,705        425          0        769           0          0          0
Insured Tax-Exempt - total               1,204        1,330        875      1,530      1,682         950      1,025      1,325
   Amount deferred                       1,204        1,330        325          0        628           0          0          0
Massachusetts Tax-Exempt - total         1,079        1,205        808      1,405      1,557         867        900      1,200
   Amount deferred                       1,079        1,205        300          0        583           0          0          0
Michigan Tax-Exempt - total              1,079        1,205        808      1,405      1,557         867        900      1,200
   Amount deferred                       1,079        1,205        300          0        583           0          0          0
Minnesota Tax-Exempt - total             1,279        1,405        925      1,605      1,757       1,000      1,100      1,400
   Amount deferred                       1,279        1,405        300          0        583           0          0          0
New York Tax-Exempt - total              1,079        1,205        808      1,405      1,557         867        900      1,200
   Amount deferred                       1,079        1,205        300          0        583           0          0          0
Ohio Tax-Exempt - total                  1,079        1,205        808      1,405      1,557         867        900      1,200
   Amount deferred                       1,079        1,205        300          0        583           0          0          0
Real Estate                                727          877        808      1,027      1,172         867        625        925
   Amount deferred                         727          877        300          0        489           0          0          0

Statement of Additional Information - Dec. 30, 2005                     Page 160

                                                                   AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
               FUND                    CARROLL   DESIMONE**    FLYNN      JONES      LEWIS      PAGLIA      SIMPSON    RIGBY
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
Cash Management -  total                 3,681        3,754      2,700      4,004      4,155       2,975      3,500      3,800
   Amount deferred                       3,681        3,754      1,138          0      1,515           0          0          0
Core Bond - total                        1,081        1,154        967      1,404      1,555       1,025        900      1,200
   Amount deferred                       1,081        1,154        379          0        562           0          0          0
Disciplined Equity - total                 938        1,088        967      1,288      1,433       1,025        783      1,083
   Amount deferred                         938        1,088        379          0        554           0          0          0
Discovery - total                        1,081        1,154        967      1,404      1,555       1,025        900      1,200
   Amount deferred                       1,081        1,154        379          0        562           0          0          0
Growth - total                           1,681        1,754      1,367      2,004      2,155       1,475      1,500      1,800
   Amount deferred                       1,681        1,754        554          0        782           0          0          0
Income Opportunities - total             1,140        1,213      1,025      1,463      1,614       1,083        958      1,258
   Amount deferred                       1,140        1,213        408          0        584           0          0          0
Inflation Protected Securities - total   1,081        1,154        967      1,404      1,555       1,025        900      1,200
   Amount deferred                       1,081        1,154        379          0        562           0          0          0
Large Cap Equity - total                 2,198        2,271      1,700      2,521      2,672       1,850      2,017      2,317
   Amount deferred                       2,198        2.271        700          0        970           0          0          0
Large Cap Value - total                  1,081        1,154        967      1,404      1,555       1,025        900      1,200
   Amount deferred                       1,081        1,154        379          0        562           0          0          0
Limited Duration Bond - total            1,081        1,154        967      1,404      1,555       1,025        900      1,200
   Amount deferred                       1,081        1,154        379          0        562           0          0          0
New Dimensions - total                   4,256        4,329      2,958      4,579      4,730       3,317      4,075      4,375
   Amount deferred                       4,256        4,329      1,225          0      1,716           0          0          0

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
Diversified Bond - total                 2,838        2,938      2,308      3,188      3,339       2,517      2,683      2,983
   Amount deferred                       2,838        2,938        975          0      1,196           0          0          0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
Balanced - total                         1,304        1,454      1,300      1,704      1,905       1,425      1,200      1,500
   Amount deferred                       1,304        1,454        538          0        660           0          0          0
Diversified Equity Income - total        1,779        1,929      1,708      2,179      2,380       1,867      1,675      1,975
   Amount deferred                       1,779        1,929        725          0        829           0          0          0
Mid Cap Value - total                    1,279        1,429      1,292      1,679      1,880       1,408      1,175      1,475
   Amount deferred                       1,279        1,429        538          0        652           0          0          0
Stock - total                            1,529        1,679      1,475      1,929      2,130       1,625      1,425      1,725
   Amount deferred                       1,529        1,679        613          0        739           0          0          0
Strategic Allocation - total             1,204        1,354      1,217      1,604      1,805       1,333      1,100      1,400
   Amount deferred                       1,204        1,354        500          0        625           0          0          0

Statement of Additional Information - Dec. 30, 2005                     Page 161

                                                                   AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
               FUND                    CARROLL   DESIMONE**    FLYNN      JONES      LEWIS      PAGLIA      SIMPSON    RIGBY
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
Emerging Markets - total                 1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0
European Equity - total                  1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0
Global Balanced - total                  1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0
Global Bond - total                      1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0
Global Equity - total                    1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0
Global Technology - total                1,004        1,154      1,100      1,404      1,555       1,200        850      1,200
   Amount deferred                       1,004        1,154        450          0        534           0          0          0
International Aggressive Growth - total  1,304        1,429      1,375      1,704      1,855       1,500      1,150      1,500
   Amount deferred                       1,304        1,429        575          0        638           0          0          0
International Equity - total             1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0
International Opportunity - total        1,304        1,429      1,375      1,704      1,855       1,500      1,150      1,500
   Amount deferred                       1,304        1,429        575          0        638           0          0          0
International Select Value - total       1,154        1,296      1,217      1,554      1,705       1,350      1,000      1,350
   Amount deferred                       1,154        1,296        492          0        585           0          0          0
International Small Cap - total          1,104        1,246      1,192      1,504      1,655       1,300        950      1,300
   Amount deferred                       1,104        1,246        492          0        569           0          0          0

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
Intermediate Tax-Exempt - total          1,077        1,104        208      1,204      1,404         158      1,050      1,150
   Amount deferred                       1,077        1,104          0          0        506           0          0          0
Mid Cap Growth - total                   2,335        2,362        317      2,462      2,662         267      2,308      2,408
   Amount deferred                       2,335        2,362          0          0        945           0          0          0
Tax-Exempt Bond - total                  1,485        1,512        242      1,612      1,812         192      1,458      1,558
   Amount deferred                       1,485        1,512          0          0        652           0          0          0
Tax-Exempt High Income -  total          1,977        2,004        283      2,104      2,304         233      1,950      2,050
   Amount deferred                       1,977        2,004          0          0        823           0          0          0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
Tax-Exempt Money Market - total            977        1,154        208      1,154      1,304         167        950      1,000
   Amount deferred                         977        1,154          0          0        430           0          0          0



  * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation. Mr. Laikind was not a Board member prior to Oct. 31, 2005 and therefore is not included in the table.

 **  Livio D. DeSimone retired as a Board member, effective Sept. 8, 2005.
*** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Funds-of-Funds invests.

Statement of Additional Information - Dec. 30, 2005                     Page 162

MASTER PORTFOLIOS. For funds that are part of a master/feeder structure, Board members also received compensation from the master portfolios during the last fiscal period as shown in the following table:

            TABLE 32A. BOARD MEMBER* COMPENSATION - MASTER PORTFOLIOS


                                                         AGGREGATE COMPENSATION FROM PORTFOLIO
                                       --------------------------------------------------------------------------
                                                                                                         TAUNTON-
          PORTFOLIO                    CARROLL   DESIMONE**   FLYNN   JONES   LEWIS   PAGLIA   SIMPSON    RIGBY
-----------------------------------------------------------------------------------------------------------------
FOR PORTFOLIOS WITH FISCAL PERIOD ENDING MAY 31
Government Income(a) - total             1,937        2,064   1,200   2,264   2,415    1,283     1,808      2,058
   Amount deferred                       1,937        2,064     458       0     920        0         0          0
High Yield(a) - total                    2,129        2,255   1,300   2,455   2,607    1,400     2,000      2,250
   Amount deferred                       2,129        2,255     500       0     993        0         0          0
Quality Income - total                   1,429        1,555     950   1,755   1,907      992     1,300      1,550
   Amount deferred                       1,429        1,555     354       0     727        0         0          0

FOR PORTFOLIOS WITH FISCAL PERIOD ENDING JULY 31
Growth(c) - total                        2,423        2,496   1,842   2,746   2,897    2,017     2,242      2,542
   Amount deferred                       2,423        2,496     758       0   1,052        0         0          0
Growth Trends - total                    8,173        8,246   5,608   8,496   8,647    6,283     7,992      8,292
   Amount deferred                       8,173        8,246   2,392       0   3,155        0         0          0

FOR PORTFOLIOS WITH FISCAL PERIOD ENDING SEPTEMBER 30
Balanced - total                         1,629        1,779   1,558   2,029   2,230    1,717     1,525      1,825
   Amount deferred                       1,629        1,779     650       0     775        0         0          0
Equity - total                           2,004        2,154   1,883   2,404   2,605    2,067     1,900      2,200
   Amount deferred                       2,004        2,154     800       0     908        0         0          0
Equity Income(c) - total                 2,554        2,704   2,367   2,954   3,155    2,583     2,450      2,750
   Amount deferred                       2,554        2,704   1,025       0   1,103        0         0          0
Total Return - total                     1,504        1,654   1,467   1,904   2,105    1,608     1,400      1,700
   Amount deferred                       1,504        1,654     613       0     731        0         0          0

FOR PORTFOLIOS WITH FISCAL PERIOD ENDING OCTOBER 31
Emerging Markets(b) - total              1,121        1,263   1,200   1,521   1,672    1,317       967      1,317
   Amount deferred                       1,121        1,263     492       0     574        0         0          0
World Growth(b) - total                  1,204        1,338   1,283   1,604   1,755    1,400     1,050      1,400
   Amount deferred                       1,204        1,338     533       0     603        0         0          0
World Income(b) - total                  1,288        1,413   1,367   1,688   1,839    1,483     1,133      1,483
   Amount deferred                       1,288        1,413     575       0     632        0         0          0
World Technologies(c) - total            1,104        1,246   1,192   1,504   1,655    1,300       950      1,300
   Amount deferred                       1,104        1,246     492       0     569        0         0          0

FOR PORTFOLIOS WITH FISCAL PERIOD ENDING NOVEMBER 30
Tax-Free High Yield(a) - total           3,019        3,045     367   3,145   3,345      317     2,992      3,092
   Amount deferred                       3,019        3,045       0       0   1,194        0         0          0



  * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation. Mr. Laikind was not a Board member prior to Oct. 31, 2005 and therefore is not included in the table.

 **  Livio D. DeSimone retired as a Board member, effective Sept. 8, 2005.

(a)  Ceased operation on Oct. 18, 2005.
(b)  Ceased operation on Nov. 8, 2005.
(c)  Ceased operation on Dec. 6, 2005.


Statement of Additional Information - Dec. 30, 2005                     Page 163

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES as of 30 days after the end of the fund's fiscal period

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
Portfolio Builder         Ameriprise Financial, Inc.                                                  11.44%
Aggressive                Minneapolis, MN

                          Charles Schwab & Co., Inc.                                                  88.56%
                          (Charles Schwab) a brokerage
                          firm in San Francisco, CA

Portfolio Builder         Ameriprise Financial                                                       100.00%
Conservative

Portfolio Builder         Ameriprise Financial                                                        46.90%
Moderate
                          Charles Schwab                                                              53.10%

Portfolio Builder         Ameriprise Financial                                                        21.82%
Moderate Aggressive
                          Charles Schwab                                                              78.18%

Portfolio Builder         Ameriprise Financial                                                       100.00%
Moderate
Conservative

Portfolio Builder Total   Ameriprise Financial                                                        12.34%
Equity
                          Charles Schwab                                                              87.66%

Small Company Index       Charles Schwab                       9.96%
                          Ameriprise Trust Company                                                    65.78%
                          Minneapolis, MN
                          Asbestos Workers Local 34                                                   25.78%
                          Minneapolis, MN

S&P 500 Index***          Clients of American Enterprise
                          Investment Services, Inc.
                          (AEIS), a brokerage firm,
                          Minneapolis, MN

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
Equity Value              Ameriprise Financial                                             100.00%
                          Ameriprise Trust Company                                                    98.74%
                          John C. Mullarkey                                        6.37%
                          Willowbrook, IL

Precious Metals           Charles Schwab                      17.51%                                  95.29%
                          John E. Bridgman                                         6.10%
                          Minneapolis, MN
                          Richard L. and                                           5.71%
                          Susan Angela Venerable
                          Argyle, TX

Statement of Additional Information - Dec. 30, 2005                     Page 164

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Charles Schwab                      17.79%                                  99.46%
                          Portfolio Builder Aggressive                                      19.88%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.83%
                          Portfolio Builder Moderate                                        32.40%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.90%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.15%
                          Fund

Small Cap Growth          Charles Schwab                      15.25%
                          Portfolio Builder Aggressive                                      19.88%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.83%
                          Portfolio Builder Moderate                                        32.39%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.91%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.16%
                          Fund
                          Ameriprise Trust Company                                                    69.43%

Strategy Aggressive       Ameriprise Financial                                             100.00%
                          Met Life                                                                    93.94%
                          Jersey City, NJ

FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth         Charles Schwab                       5.02%                                  58.52%
                          AEIS                                                     5.10%
                          Roger J., Sylvia Ann and                                11.31%
                          Matthew Thompson
                          Eagle, ID
                          Portfolio Builder Moderate Fund                                   20.70%
                          Portfolio Builder Moderate                                        32.87%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                      19.66%
                          Fund
                          Portfolio Builder Total Equity                                    19.10%
                          Fund
                          Portfolio Builder Moderate                                         5.89%
                          Conservative Fund
                          Ameriprise Financial                                                        41.49%

Fundamental Growth        Charles Schwab                       7.00%                                  44.41%
                          AEIS                                                     5.91%
                          Portfolio Builder Moderate Fund                                   20.72%
                          Portfolio Builder Moderate                                        32.87%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                      19.62%
                          Fund
                          Portfolio Builder Total Equity                                    19.09%
                          Fund
                          Portfolio Builder Moderate                                         5.92%
                          Conservative Fund
                          Terry H. Henson                                          8.46%
                          Fairmount, GA
                          Nancy P. Kofranek                                        5.50%
                          Oxnard, CA
                          Ameriprise Financial                                                        55.60%     73.50%*

Statement of Additional Information - Dec. 30, 2005                     Page 165

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Charles Schwab                      14.97%                                  98.09%
                          Portfolio Builder Moderate Fund                                   20.73%
                          Portfolio Builder Moderate                                        32.89%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                      19.61%
                          Fund
                          Portfolio Builder Total Equity                                    19.09%
                          Fund
                          Portfolio Builder Moderate                                         5.91%
                          Conservative Fund

High Yield Bond           Charles Schwab                      11.00%
                          Ameriprise Financial                                             100.00%
                          Met Life                                                                    50.50%

Select Value              Charles Schwab                      11.34%                                  76.29%
                          Portfolio Builder Moderate Fund                                   20.78%
                          Portfolio Builder Moderate                                        32.82%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                      19.62%
                          Fund
                          Portfolio Builder Total Equity                                    18.99%
                          Fund
                          Portfolio Builder Moderate                                         5.99%
                          Conservative Fund
                          Ameriprise Financial                                                        23.71%

Selective                 Portfolio Builder Conservative                                    15.80%
                          Fund
                          Portfolio Builder Moderate Fund                                   35.47%
                          Portfolio Builder Moderate                                        32.15%
                          Aggressive Fund
                          Portfolio Builder Moderate                                        13.84%
                          Conservative Fund
                          Ameriprise Financial                                                        97.47%

Short Duration            Charles Schwab                      10.00%
U.S. Gov't
                          Portfolio Builder Conservative                                    29.71%
                          Fund
                          Portfolio Builder Aggressive                                      24.34%
                          Fund
                          Portfolio Builder Moderate                                        45.92%
                          Conservative Fund
                          Ameriprise Financial                                                        22.34%

Small Cap Equity          Charles Schwab                      21.21%                                  91.36%
                          Portfolio Builder Moderate Fund                                   20.87%
                          Portfolio Builder Moderate                                        32.65%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                      19.66%
                          Fund
                          Portfolio Builder Total Equity                                    19.08%
                          Fund
                          Portfolio Builder Moderate                                         5.89%
                          Conservative Fund
                          Ameriprise Financial                                                         8.64%

Statement of Additional Information - Dec. 30, 2005                     Page 166

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value           Charles Schwab                      21.84%                                  94.45%
                          Portfolio Builder Moderate Fund                                             20.92%
                          Portfolio Builder Moderate                                                  32.79%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                                19.46%
                          Fund
                          Portfolio Builder Total Equity                                              19.06%
                          Fund
                          Portfolio Builder Moderate                                                   5.88%
                          Conservative Fund
                          Ameriprise Financial                                                         5.55%

U.S. Gov't Mortgage       Charles Schwab                      15.46%                                  70.83%
                          Ameriprise Financial                                             100.00%

Value                     Charles Schwab                      12.97%                                  93.22%
                          Portfolio Builder Moderate Fund                                   20.70%
                          Portfolio Builder Moderate                                        32.86%
                          Aggressive Fund
                          Portfolio Builder Aggressive                                      19.65%
                          Fund
                          Portfolio Builder Total Equity                                    19.11%
                          Fund
                          Portfolio Builder Moderate                                         5.92%
                          Conservative Fund
                          Ameriprise Financial                                                         6.78%

FUNDS WITH FISCAL PERIOD ENDING JUNE 30
Dividend Opportunity      Charles Schwab                      10.51%                                 100.00%
                          Ameriprise Financial                                             100.00%

Insured Tax-Exempt        J. Haley Stephens and Lynne S.                           7.19%
                          Kelly as the Trustees of the
                          Mary M. Stephens Irrevocable
                          Trust, Calhoun, GA
                          Ameriprise Financial                                                       100.00%

California Tax-Exempt     Arthur Mendel and Dorothy                                6.50%
                          Mendel as the Trustees of the
                          Dorothy M. Mendel Irrevocable
                          Trust, Richmond, CA

Massachusetts             Charles Schwab                      6.56%
Tax-Exempt
                          June P. Venette and Norman E.                            9.24%
                          Venette as the Trustees of the
                          Norman E. Venette Revocable
                          Trust, Orange, MN
                          Donal A. Simard and Claire G.                            7.14%
                          Simard, Ipswich, MA
                          Alphonse A. Di Nardo and Linda                           6.30%
                          Di Nardo, Leominster, MA
                          Harvey W. Levin and Phyllis                              6.10%
                          Levin, Swampscott, MA
                          Rita Hashem, Tewksbury, MA                               5.18%

Statement of Additional Information - Dec. 30, 2005                     Page 167

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt       Charles Schwab                       5.39%
                          Chester V. Mysliwiec and Rose                  7.02%
                          M. Mysliwiec as the Trustees of
                          the Rose M. Mysliwiec Living
                          Trust, Grand Rapids, MI
                          Barry J. Fishman and Teresa A.                          10.96%
                          McMahon, as Trustees for the
                          Barry J. Fishman Living Trust,
                          AnnArbor, MI
                          Ray W. Butler and Gertrude E.                            7.04%
                          Butler, Clarkston, MI
                          R. Paul Minger and Diane E.                              5.55%
                          Minger, Huntley, IL

New York Tax-Exempt       Charles Schwab                       5.11%
                          Dana Brandwein and Daniel                                7.80%
                          Oates, Sharon, CT
                          Arthur Ezersky and Sandra                                7.28%
                          Ezersky, Woodbury, NY
                          Charles D. Adler and Judith E.                           5.91%
                          Adler, New York, NY

Ohio Tax-Exempt           Charles Schwab                       5.54%
                          Sandra K. Ogle, Strongsville, OH               5.14%
                          Richard L. Sears, Parma, OH                              6.32%
                          Joseph A. Sears, Berea, OH                               6.32%
                          James N. Sears, Columbus, OH                             6.32%
                          David A. Sears, Brunswick, OH                            6.10%

Real Estate               Charles Schwab                      10.23%                                  62.53%
                          Ameriprise Financial                                                        37.47%      37.38%*
                          Portfolio Builder Aggressive                                      15.20%
                          Fund
                          Portfolio Builder Conservative                                     5.32%
                          Fund
                          Portfolio Builder Moderate Fund                                   25.63%
                          Portfolio Builder Moderate                                        31.33%
                          Aggressive Fund
                          Portfolio Builder Moderate                                        10.35%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    12.14%
                          Fund

FUNDS WITH FISCAL PERIOD ENDING JULY 31
Cash Management           Ameriprise Trust Company                                                    96.61%
                          Jerry J. and Roma J. Meyer,                             10.41%
                          Williamsburg, IN

Core Bond                 IDS Life Insurance Company,         17.56%                                   9.64%
                          Minneapolis, MN
                          Charles Schwab                      13.23%                                  90.36%
                          Frank S. Gregory, Derry, NH                              6.27%
                          Portfolio Builder Conservative                                    12.18%
                          Fund
                          Portfolio Builder Moderate Fund                                   41.33%
                          Portfolio Builder Moderate                                        32.45%
                          Aggressive Fund
                          Portfolio Builder Moderate                                        10.22%
                          Conservative Fund
                          Ameriprise Financial                                                                    73.57%*

Statement of Additional Information - Dec. 30, 2005                     Page 168

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
-------------------------------------------------------------------------------------------------------------------------
Disciplined Equity        Charles Schwab                      10.87%                                  60.92%
                          Emanuel A. and Kelly D.                                  9.56%
                          Madeira, S. Dartmouth, MA
                          Brian L. and Mary Jane Hopp,                             8.25%
                          Beldenville, WI
                          Linda L. Lane, Bay Pines, FL                             6.29%
                          Paul M. and Nikki S. Farmer,                             5.48%
                          Franklin, TN
                          Evelyn F. and Steven Couture,                            5.10%
                          Plymouth, MN
                          Portfolio Builder Aggressive                                      19.61%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.63%
                          Portfolio Builder Moderate                                        33.09%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.85%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.09%
                          Fund
                          Ameriprise Financial                                     7.02%              39.08%      68.54%*

Discovery                 Ameriprise Trust Company                                                   100.00%
                          Hal C. Beckley and William A.                           67.22%
                          Beckley, Branford, CT
                          Teresa M. and Carl Greenfield,                          12.28%
                          Seattle, WA
                          Terence J. Benka, Milwaukee, WI                          8.37%
                          Ameriprise Financial                                     7.91%

Growth                    Charles Schwab                       6.58%
                          Ameriprise Trust Company                                                    98.98%
                          Portfolio Builder Aggressive                                      19.66%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.71%
                          Portfolio Builder Moderate                                        33.04%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.79%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.08%
                          Fund

Income Opportunities      Charles Schwab                      19.59%                                  97.45%
                          Portfolio Builder Aggressive                                      12.71%
                          Fund
                          Portfolio Builder Moderate Fund                         95.78%    53.17%
                          Portfolio Builder Moderate                                        24.77%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         9.33%
                          Conservative Fund

Inflation Protected       Charles Schwab                      18.04%
Securities                IDS Life Insurance Company,                                                100.00%
                          Minneapolis, MN
                          Portfolio Builder Conservative                                    10.20%
                          Fund
                          Portfolio Builder Moderate Fund                                   37.97%
                          Portfolio Builder Moderate                                        31.86%
                          Aggressive Fund
                          Portfolio Builder Moderate                                        19.95%
                          Conservative Fund
                          Ameriprise Financial                                                                    28.37%*

Statement of Additional Information - Dec. 30, 2005                     Page 169

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity          Charles Schwab                       5.48%                                  76.80%
                          Ameriprise Financial                                                         5.53%
                          Wells Fargo Bank as Tr of the                                               17.67%
                          Holland American Line,
                          Minneapolis, MN
                          Portfolio Builder Aggressive                                      19.57%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.74%
                          Portfolio Builder Moderate                                        33.37%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.61%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.05%
                          Fund

Large Cap Value           Charles Schwab                      15.35%                                  90.06%
                          Portfolio Builder Aggressive                                      19.72%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.66%
                          Portfolio Builder Moderate                                        33.08%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.74%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.05%
                          Fund
                          Ameriprise Financial                                                         9.94%      27.93%*

Limited Duration Bond     Charles Schwab                      18.26%                                  83.70%
                          Donald and Elizabeth L. Snow,                            7.22%
                          Derry, NH
                          Sylvia Cohen, Stockton, CA                               5.33%
                          Portfolio Builder Aggressive                                      17.24%
                          Fund
                          Portfolio Builder Conservative                                    14.41%
                          Fund
                          Portfolio Builder Moderate Fund                                   14.27%
                          Portfolio Builder Moderate                                        23.98%
                          Aggressive Fund
                          Portfolio Builder Moderate                                        30.10%
                          Conservative Fund
                          IDS Life Insurance Company,                                                 16.30%
                          Minneapolis, MN
                          Ameriprise Financial                                                                    42.41%*

New Dimensions            Charles Schwab                       5.32%
                          Ameriprise Trust Company                                                    82.79%
                          Portfolio Builder Aggressive                                      19.67%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.73%
                          Portfolio Builder Moderate                                        33.04%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.83%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.00%
                          Fund

FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond          Charles Schwab                       6.35%
                          Ameriprise Financial                                             100.00%
                          Ameriprise Trust Company                                                    96.62%

Statement of Additional Information - Dec. 30, 2005                     Page 170

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                  Ameriprise Trust Company                                                    99.75%

Diversified Equity        Charles Schwab                      14.71%
Income                    Portfolio Builder Aggressive                                      19.55%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.65%
                          Portfolio Builder Moderate                                        32.82%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.94%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.24%
                          Fund
                          Ameriprise Trust Company                                                    48.32%
                          Wells Fargo Bank, Minneapolis,                                              26.69%
                          MN
                          Holland American Life,                                                      18.68%
                          Minneapolis, MN

Mid Cap Value             Charles Schwab                      23.23%                                  98.04%
                          Portfolio Builder Aggressive                                      19.70%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.63%
                          Portfolio Builder Moderate                                        32.79%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.89%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.15%
                          Fund

Stock                     Portfolio Builder Aggressive                                      19.51%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.77%
                          Portfolio Builder Moderate                                        32.83%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.86%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.19%
                          Fund
                          Ameriprise Trust Company                                                    99.43%

Strategic Allocation      Ameriprise Trust Company                                                    86.71%
                          Charles Schwab                                                              10.88%

FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets          Charles Schwab & Co., Inc.          12.32%                                  21.62%
                          a brokerage firm
                          Portfolio Builder Aggressive                                      19.93%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.98%
                          Portfolio Builder Moderate                                        33.61%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.86%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.56%
                          Fund
                          Ameriprise Trust Company                                                    78.38%

European Equity           Charles Schwab & Co., Inc.          13.65%                                  83.54%
                          a brokerage firm
                          Ameriprise Financial                                             100.00%    16.46%
                          Marilyn O. Matthews Trust,                               6.66%
                          Pasadena, CA


Statement of Additional Information - Dec. 30, 2005                     Page 171

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
Global Balanced           Charles Schwab & Co., Inc.          13.63%
                          a brokerage firm
                          Sherman D. Deponte, Kula, HI                             6.57%
                          Ameriprise Trust Company                                                    99.98%

Global Bond               Charles Schwab & Co., Inc.          17.78%                                 100.00%
                          a brokerage firm
                          Portfolio Builder Aggressive                                       7.35%
                          Fund
                          Portfolio Builder Moderate Fund                                   33.94%
                          Portfolio Builder Moderate                                        43.77%
                          Aggressive Fund
                          Portfolio Builder Moderate                                        13.63%
                          Conservative Fund

Global Equity             Charles Schwab & Co., Inc.           9.77%
                          a brokerage firm
                          Ameriprise Trust Company                                                    91.14%
                          Met Life Securities, Inc.,                                                   6.60%
                          Jersey City, NJ

Global Technology         Charles Schwab & Co., Inc.          11.28%                                   8.47%
                          a brokerage firm
                          Ameriprise Trust Company                                                    91.41%
                          Ameriprise Financial                                             100.00%

International             Charles Schwab & Co., Inc.          12.26%                                  96.77%
Aggressive Growth         a brokerage firm
                          Portfolio Builder Aggressive                                      19.54%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.56%
                          Portfolio Builder Moderate                                        32.71%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.89%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.36%
                          Fund

International Equity      Ameriprise Financial                10.60%                                  16.12%      34.62%*
                          Charles Schwab & Co., Inc.           9.95%                                  83.88%
                          a brokerage firm
                          Daniel and Linda L. Miklovic,                            5.64%
                          St. Louis, MO
                          Portfolio Builder Aggressive                                      19.54%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.72%
                          Portfolio Builder Moderate                                        32.85%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.85%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.18%
                          Fund

International             Charles Schwab & Co., Inc.          13.25%                                  91.29%
Opportunity               a brokerage firm
                          Portfolio Builder Aggressive                                      19.62%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.37%
                          Portfolio Builder Moderate                                        32.56%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.91%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.55%
                          Fund
                          Met Life, Jersey City, NJ                                                    8.71%


Statement of Additional Information - Dec. 30, 2005                     Page 172

                                                                                                               PERCENT OF
                                                                                                                  FUND
                                 SHAREHOLDER NAME,                                                             (IF GREATER
          FUND                     CITY AND STATE            CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    THAN 25%)
--------------------------------------------------------------------------------------------------------------------------
International Select      Charles Schwab & Co., Inc.          18.74%                                  98.10%
Value                     a brokerage firm
                          Portfolio Builder Aggressive                                      19.50%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.58%
                          Portfolio Builder Moderate                                        32.74%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         5.89%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.34%
                          Fund

International Small Cap   Charles Schwab & Co., Inc.          14.80%                                  79.44%
                          a brokerage firm
                          Ameriprise Financial                15.62%                                  20.56%
                          Portfolio Builder Aggressive                                      19.35%
                          Fund
                          Portfolio Builder Moderate Fund                                   20.51%
                          Portfolio Builder Moderate                                        32.44%
                          Aggressive Fund
                          Portfolio Builder Moderate                                         6.15%
                          Conservative Fund
                          Portfolio Builder Total Equity                                    19.20%
                          Fund

FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate              Charles Schwab                      12.26%
Tax-Exempt                Ameriprise Financial                                                       100.00%

Mid Cap Growth            Charles Schwab                       7.07%
                          Ameriprise Trust Company                                                    68.09%

Tax-Exempt Bond           AEIS                                                     6.57%
                          Ameriprise Financial                                                       100.00%

Tax-Exempt                Ameriprise Financial                                                       100.00%
High Income

FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt                None
Money Market



  * Combination of Ameriprise Financial initial capital and Portfolio Builder Fund investments in Class I shares.

 ** Ameriprise Trust Company is not the beneficial owner of these shares. The shares are held of record by Ameriprise Trust Company and are normally voted by various retirement plans and retirement participants.
*** American Enterprise Investment Services, Inc. (AEIS), Minneapolis, MN holds of record 100% of Class D shares and 85.59% of Class E shares.

A fund may serve as an underlying investment of the RiverSource Portfolio Builder Series, a group of six funds-of-funds (the Portfolio Builder Funds) that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the Portfolio Builder Funds share the same officers, directors, and investment manager, RiverSource Investments. The Portfolio Builder Funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the Portfolio Builder Funds in a fund may represent a significant portion of a fund. Because the Portfolio Builder Funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the Portfolio Builder Funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the Portfolio Builder Funds, may be deemed a beneficial owner of the shares of an underlying fund held by the Portfolio Builder Funds, and such shares, together with any initial capital investment by Ameriprise Financial

Statement of Additional Information - Dec. 30, 2005                     Page 173
or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.

Statement of Additional Information - Dec. 30, 2005                     Page 174

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     -    Nature of and provisions of the obligation.

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Statement of Additional Information - Dec. 30, 2005                     Page 175

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Statement of Additional Information - Dec. 30, 2005                     Page 176

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Statement of Additional Information - Dec. 30, 2005                     Page 177

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Statement of Additional Information - Dec. 30, 2005                     Page 178

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Statement of Additional Information - Dec. 30, 2005                     Page 179

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Statement of Additional Information - Dec. 30, 2005                     Page 180

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

     - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

     -    natural disasters and ecological or environmental concerns;

     - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

     - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

     - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

Statement of Additional Information - Dec. 30, 2005                     Page 181

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                                                                      APPENDIX C

                             INSURED TAX-EXEMPT FUND

INSURANCE
The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.

Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty), MBIA Insurance Corporation (MBIA) or a comparable insurer or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. Currently, there are no issuers insured under a Portfolio Insurance Policy.

Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

NEW ISSUE INSURANCE. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.

PORTFOLIO INSURANCE. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, the insurer is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation. Currently, there are no issuers insured under a Portfolio Insurance Policy.

In determining whether to insure any municipal obligation, the insurer applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment manager. The insurer's decision is made prior to the Fund's purchase of the municipal obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

SECONDARY MARKET INSURANCE. The Fund may at any time purchase from MBIA, Financial Guaranty or a comparable insurer a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

Statement of Additional Information - Dec. 30, 2005                     Page 182

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force. Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

The following information regarding these insurers has been derived from information furnished by the insurers. The Fund has not independently verified any of the information, but the Fund is not aware of facts which would render such information inaccurate.

Financial Guaranty is a New York stock insurance company regulated by the New York State Department of Insurance and authorized to provide insurance in 50 states and the District of Columbia. Financial Guaranty is a subsidiary of FGIC Corporation, a Delaware holding company, which is a subsidiary of General Electric Capital Corporation. Financial Guaranty, in addition to providing insurance for the payment of interest on and principal of Municipal Bonds held in unit investment trust and mutual fund portfolios, provides New Issue Insurance and insurance for secondary market issues of Municipal Bonds and for portions of new and secondary market issues of Municipal Bonds. The claims-paying ability of Financial Guaranty is rated "AAA" by Standard & Poor's Ratings Services ("S&P) and Fitch Ratings. ("Fitch") and "Aaa" by Moody's Investor Service, Inc. ("Moody's") (collectively, the "Rating Agencies").

MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA is domiciled in the State of New York and licensed to do business in all 50 states and the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The claims-paying ability of MBIA is rated "AAA" by S&P and Fitch and "Aaa" by Moody's.

GOVERNMENT SECURITIES
The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.

Statement of Additional Information - Dec. 30, 2005                     Page 183

                                                                      APPENDIX D

                               S&P 500 INDEX FUND
                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



                                                                S-6500 E (12/05)


Statement of Additional Information - Dec. 30, 2005                     Page 184